Registration Nos. 333-151073

811-09725

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT No. N/A

POST-EFFECTIVE AMENDMENT No. 4

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 5

THE GUARDIAN SEPARATE ACCOUNT N

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Complete Address of Principal Executive Offices)

(212) 598-8359

(Depositors Telephone Number)

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

Steve Roth

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or

☒	on April 30, 2012 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i), or

☐	on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on
March 23, 2012.

April 30, 2012	Securities Act of 1933 File No. 333-151073

PROSPECTUS FOR EXECUTIVE BENEFITS VUL

Issued by The Guardian Insurance & Annuity Company, Inc. through

The Guardian Separate Account N

7 Hanover Square, New York, NY 10004

Executive Benefits VUL (Executive Benefits VUL) is a flexible premium variable universal life insurance policy designed for use by corporations and other employers to provide life insurance and to finance other employee benefits. If your primary need is not life insurance protection, then purchasing this Policy may not be in your best interest. The Policy is designed to provide lifetime insurance protection together with flexibility in the timing and amount of the premium payments, how your premiums are invested, and the amount of coverage. The policyowner bears the risk of investment losses for any premiums or cash values allocated to the variable investment options. A fixed-rate option is also available for allocation of Net Premiums and Policy Account Value. Special limits apply to transfers out of the fixed-rate option.

The following mutual funds correspond to the variable investment options available through this product.

RS Investment Management Co. LLC
(Class I)

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series (previously RS High Yield Bond VIP Series)

RS Low Duration Bond VIP Series

RS International Growth VIP Series

RS Emerging Markets VIP Series

RS Small Cap Growth Equity VIP Series

RS Investment Quality Bond VIP Series

RS Money Market VIP Series

AllianceBernstein L.P. (Class B)

AllianceBernstein VPS Global Thematic Growth Portfolio

AllianceBernstein VPS Growth and Income Portfolio

AllianceBernstein VPS International Value Portfolio

AllianceBernstein VPS Large Cap Growth Portfolio

AllianceBernstein VPS Real Estate Investment Portfolio

AllianceBernstein VPS Value Portfolio

ALPS Advisors, Inc. (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio

Ibbotson Growth ETF Asset Allocation Portfolio

Ibbotson Income and Growth ETF Asset Allocation Portfolio

American Century Investment Management, Inc. (Class 1)

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

BlackRock Advisors, LLC (Class III)

BlackRock Global Allocation V.I. Fund

Davis Selected Advisers, LP

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware Management Company (Service Class)

Delaware VIP Diversified Income Series

Delaware VIP Emerging Markets Series

Delaware VIP Limited-Term Diversified Income Series

Fidelity Management & Research Company
(Service Class 2)

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2030 Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Franklin Advisers, Inc. (Class 2)

Templeton Global Bond Securities Fund

Franklin Advisory Services, LLC (Class 2)

Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC (Class 2)

Mutual Shares Securities Fund

Fred Alger Management, Inc. (Class S)

Alger Capital Appreciation Portfolio

Gabelli Funds, LLC

Gabelli Capital Asset Fund

Invesco Advisers, Inc. (Series II)

Invesco V.I. Core Equity Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. Growth and Income Fund

Janus Capital Management LLC (Service Shares)

Janus Aspen Balanced Portfolio

Janus Aspen Enterprise Portfolio

Janus Aspen Forty Portfolio

Janus Aspen Janus Portfolio

Janus Aspen Perkins Mid Cap Value Portfolio

Janus Aspen Worldwide Portfolio

Legg Mason Partners Fund Advisor, LLC (Class II)

Legg Mason ClearBridge Variable Appreciation Portfolio

Legg Mason ClearBridge Variable Mid Cap Core Portfolio

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Massachusetts Financial Services Company
(Service Class)

MFS® Growth Series

MFS® Research Series

MFS® Strategic Income Series

MFS® Total Return Series

OppenheimerFunds, Inc. (Service Class)

Oppenheimer Global Securities Fund/VA

PIMCO (Advisor Class)

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Templeton Global Advisors Limited (Class 2)

Templeton Growth Securities Fund

Waddell & Reed Investment Management Company

Ivy Funds VIP Small Cap Growth

Wells Fargo Funds Management, LLC (Class II)

Wells Fargo Advantage VT International Equity Fund

This prospectus sets forth information that you should know about the Policy before investing. Please retain it for future reference. It must be accompanied by the current prospectuses for the foregoing variable investment options.

Please read these prospectuses carefully before investing.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of principal amount invested.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) that you may visit to view this prospectus and other information.

The Executive Benefits VUL policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. Guardian Investor Services LLC (GIS) serves as principal underwriter and distributor of the Policies and offers the Policies through its sales representatives or through sales representatives of broker-dealer firms who have entered into agreements with GIAC and GIS to sell the Policies and who are registered with FINRA and with the states in which they do business. More information about GIS and its registered persons is available at http://www.finra.org or by calling 800-289-9999. You can also obtain various investor brochures from FINRA.

POLICY SUMMARY

THIS SUMMARY outlines the principal features of your Executive Benefits VUL variable universal life insurance Policy, including Policy benefits, Policy risks and the risks associated with each variable investment option available under the Policy. It is qualified by the detailed explanation that follows. A prospective purchaser should evaluate the need for life insurance and the Policy’s long-term investment potential before buying a Policy. In addition, it may not be advantageous to terminate existing life insurance coverage and replace it with an Executive Benefits VUL Policy. Variable life insurance is not a short-term investment.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide important benefits:

•	a death benefit that is not taxable to your beneficiary; and

•	a cash value that can grow, with taxes on the growth being deferred.

You allocate your Net Premium payments and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That’s why it’s called variable life insurance. If the investment options that you choose perform well, the cash value of your Policy may increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your Policy has no guaranteed cash value. The Policy is not suitable for short-term investment purposes.

WHAT ARE THE INSURANCE BENEFITS UNDER YOUR POLICY?

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force.

Death benefit

The death benefit is a fixed amount, your Policy’s Total Face Amount.

At the insured’s Attained Age 121, we will pay the Policy Account Value less Policy Debt to you.

Supplemental Face Amount

You may purchase a Supplemental Face Amount when the Policy is issued. The Supplemental Face Amount will be part of your Policy’s Total Face Amount until the insured’s Attained Age 100, at which time this coverage terminates. This option may not be available in all jurisdictions. See “Benefits and Policy values.”

Tax benefits

In most cases, you are not taxed on earnings until you take earnings out of the Policy. The death benefit may be subject to federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit. See “Federal tax considerations.”

Terms we’ve used

In this document, “we,” “us,” “our” and “GIAC” refer to The Guardian Insurance & Annuity Company, Inc., and “you,” “your” and the “policyowner” refer to the policyowner. You can find definitions of special terms used in this prospectus in Appendix A.

Benefits

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force. Life insurance may also provide certain tax benefits.

SUMMARY	PROSPECTUS	1

Flexible premium

payments

After you have paid the Minimum to Issue Premium you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured.

Allocation options

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option.

Investment risks

Investment performance in the variable investment options may be unfavorable. You could lose everything you invest and your Policy could lapse without value if you do not pay additional premium. The rate of interest we declare for the fixed-rate option may decrease to the minimum guaranteed rate.

WHAT ARE PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Policy, which together form your Policy premium. See “Premiums.” After you have paid at least the Minimum to Issue Premium, you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured subject to certain limits. However, if your Policy Account Value, less unpaid Monthly Deductions and less Policy Debt, is less than zero on a Monthly Processing Date, your Policy may lapse. We will warn you if your Policy is in danger of lapsing. See “Default.”

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option. See “Your Allocation Options.” Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to limit these options in the future.

Each variable investment option invests in a mutual fund or a series of a mutual fund. The value of these options, and your Policy Account Value in them, will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for amounts allocated to the variable investment options and, if you invest in variable investment options, you will be subject to the risk that investment performance will be poor and that your Policy Account Value will decrease. If this happens, you could lose everything you invest and your Policy could lapse without value unless you pay additional premium.

You will find the investment objectives, policies, fees and expenses, and a comprehensive discussion of the risks of each of these funds listed in the accompanying prospectus for that fund. You should read the fund prospectuses carefully and consider the investment objectives, risks, fees and charges before investing in any variable investment option. See “The Variable Investment Options.”

Amounts allocated to the fixed-rate option earn a set rate of interest. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 3%. GIAC sets the rate of interest for the fixed-rate option in its sole discretion, and you assume the risk that the rates we set might not exceed the minimum guaranteed rate. Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

To the extent that the money in your Policy is not being held as collateral against a loan, you can transfer it among the variable investment options,

2	PROSPECTUS	SUMMARY

and into the fixed-rate option, at any time, subject to certain limitations on frequent transfer activity. See “Transfers among the investment options” and “Frequent Transfers among the variable investment options.” We also limit transfers out of the fixed-rate option. See “Transfers from the fixed-rate option.” The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time, in our discretion, but not more than once per year.

DO YOU HAVE ACCESS TO THE MONEY YOU’VE INVESTED IN YOUR POLICY?

You may, within limits, make partial withdrawals from your Policy. See “Partial withdrawals.”

You may also, within limits, borrow all or a portion of the loan value of your Policy, while the insured is living. There are risks associated with Policy loans. When you take a Policy loan, we transfer the amount of the loan out of the variable investment options and the fixed-rate option, and hold that amount in the Loan Account to serve as collateral. Amounts in the Loan Account do not participate in the investment experience of the allocation options. A loan, therefore, can affect the Policy Account Value and death benefit over time whether or not it is repaid. Outstanding loans reduce the amounts available for withdrawal or surrender, and the amount we pay on the insured’s death. Your Policy may lapse (terminate without value) if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, you may have to pay tax on the amount you still owe to your Policy. See “Policy loans” and “Federal tax considerations.”

Finally, you may at any time surrender your Policy for the Net Cash Surrender Value. After you surrender your Policy, you no longer have insurance coverage.

Your Policy has an Alternate Cash Surrender Value. If you surrender your Policy at any time prior to the start of Policy Month 84 and do not apply the proceeds to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, you will receive your Policy’s Alternate Cash Surrender Value. This is the Policy Account Value, less Policy Debt, plus a refund of a portion of the premium charges you have paid. Although there are no additional charges associated with the Alternate Cash Surrender Value, policies without this feature may have lower overall charges when compared to the Policy described in this prospectus.

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender it or make partial withdrawals in the near future. We have designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. Surrenders and partial withdrawals may have negative tax consequences. See “Surrendering your policy” and “Federal tax considerations.”

Loan risks

Loans reduce the amount of Policy Account Value available for withdrawal or surrender, and the amount we pay on the insured’s death, by the amount of the indebtedness. Your Policy may lapse if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. A loan also may have negative tax consequences.

Surrender and

withdrawal risks

The Policy is designed to meet long-term financial goals. Surrenders and partial withdrawals may have negative tax consequences.

SUMMARY	PROSPECTUS	3

Tax risk

Tax laws, regulations and interpretations are subject to change. Such changes may impact the expected benefits of purchasing a Policy.

Risk of increase in

current fees and

expenses

Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these expenses up to the guaranteed maximum levels.

HOW IS YOUR POLICY AFFECTED BY TAXES?

We believe there is a reasonable basis for concluding that your Executive Benefits VUL Policy will be treated as a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Assuming that your Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although some other taxes, such as estate taxes, may apply. You should also note that the Pension Protection Act of 2006 added provisions to the Internal Revenue Code that deny tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain requirements are met. Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, taxable distributions made to a taxpayer who is under the age of 59 1/2 are subject to a 10% penalty tax. If the Policy is not a MEC: (i) distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income, (ii) loans will generally not be treated as distributions, and (iii) neither distributions nor loans will be subject to the 10% penalty tax. See “Federal tax considerations.”

Complex rules may apply when a Policy is held by an employer or a trust in connection with the provision of employee benefits. You should consult your legal and tax advisors if you are planning to purchase the Policy for this purpose.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

The deductions and charges associated with maintaining your Executive Benefits VUL Policy are set forth in the “Charges and deductions tables” and in “Deductions and charges.”

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the Total Face Amount of the Policy

You may request a decrease in the Total Face Amount on any Policy Anniversary. The requested decrease must be at least $5,000 and the insured must be alive on the date the decrease will take effect. After giving effect to the decrease, the Policy’s Basic Face Amount cannot be lower than GIAC’s current minimum Basic Face Amount. See “Decreasing the total face amount.”

4	PROSPECTUS	SUMMARY

Increasing the Total Face Amount of the Policy

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday and subject to our underwriting rules then in effect, you may request an increase in your Policy’s Total Face Amount. Increases will be issued in the form of Supplemental Face Amount. Certain limitations apply. See “Increasing the total face amount.”

Exchanging your Executive Benefits VUL Policy for a fixed-benefit life insurance policy

You may exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates prior to the second Policy Anniversary. There may be a credit or a cost to be paid. See “Exchanging a policy.”

Canceling your Policy after it has been issued

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days after you receive your Policy; or

•	45 days after you sign the completed application for your Policy.

Longer periods may apply in some states. You should refer to your Policy for further details. Once we receive your notice, we will refund all of the premiums you paid, and your Policy will be considered void from the beginning. See “Your right to cancel your policy.”

COULD YOUR POLICY LAPSE?

Your Policy may lapse if the Policy Account Value less Policy Debt is less than zero after deducting the Monthly Deduction on a Monthly Processing Date, and you do not make the required payment within 61 days of the time the Monthly Deduction is due.

If we see that your Policy is in danger of lapsing, we will warn you 30 days in advance. We will tell you the amount of the required payment that you must pay in order to keep your Policy in force, and will keep your Policy in force if we receive the required payment by the date requested. See “Default.”

Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Policy changes you

can make

With certain restrictions, you may:

•	request an increase or decrease in the Total Face Amount of your Policy;

•	exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy; or

•	cancel your Policy after it has been issued.

Risk of Policy lapse

Your Policy may lapse if you don’t pay enough Policy premium, if you have excess Policy Debt or if the investment options you have chosen perform poorly.

SUMMARY	PROSPECTUS	5

CHARGES AND DEDUCTIONS TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy. If the amount of the charge varies depending on the Total Face Amount and/or the individual characteristics of the insured — such as age, sex and underwriting class — the tables below show the maximum and minimum charges we assess under the Policy and the charges for a typical insured. The charges may not be typical of the charges you will pay. The first table describes the fees and expenses that are payable at the time that you buy the Policy, surrender the Policy or transfer Policy Account Value among the variable investment options and the fixed-rate option. All charges have been rounded to the nearest cent or hundredth, as applicable.

TRANSACTION FEES
Charge	When Charge Is Deducted or Imposed	Amount Deducted
Maximum Guaranteed Charge and Current Charge
Premium Charge[1]	Upon each premium payment	• 9% of premiums paid up to one Target Premium2,[3] • 5% of premiums paid in excess of one Target Premium2,[3]
Reinstatement Charge	Upon reinstatement	(1) Interest on any excess of Policy Debt over Policy Account Value at 6% per year, plus (2) Interest on the Policy Debt from date of lapse to date of reinstatement
		Maximum Guaranteed Charge	Current Charge
Transfer Charge	At the time of each transfer	$25 per transfer[4]	None

Representative costs may vary from the costs you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The premium charge includes a charge for premium taxes, which vary from jurisdiction to jurisdiction and generally range from 0%-5%, with some municipalities in Kentucky charging an additional premium tax ranging up to 10% on first-year premiums only.

[2]

Premium charges decline after Policy Year 10. Beginning in Policy Year 11 and each year thereafter, the guaranteed and current premium charge is 5% of premiums paid up to one Target Premium and 3% in excess of one Target Premium.

[3]

The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum Target Premium is $17.06 per $1,000 of Basic Face Amount. The maximum Target Premium is $167.88 per $1,000 of Basic Face Amount.

[4]	The first 12 transfers in a Policy Year are free.

6	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

The next table describes the fees and expenses that are payable periodically during the time that you own the Policy, not including the fees and expenses of the underlying fund companies. All charges have been rounded to the nearest cent or hundredth as applicable.

PERIODIC CHARGES (Other Than Mutual Fund Operating Expenses)
Amount Deducted
Charge	When Charge Is Deducted or Imposed	Maximum Guaranteed Charge	Current Charge
Mortality and Expense Risk Charge	Monthly	An annual charge of 0.25% of the Policy Account Value in the variable investment options	O%
Cost of Insurance[1]
Maximum Charge	Monthly	$83.33 per $1,000 of Net Amount at Risk (NAR)	$83.33 per $1,000 of NAR
Minimum Charge	Monthly	$0.38 per $1,000 of NAR	$0.02 per $1,000 of NAR
Cost of Insurance Charge for Representative Insured: a male, issue age 48, in the guaranteed underwriting class, with a Policy Total Face Amount of $1,000,000 in the first Policy Year	Monthly	$0.28 per $1,000 of NAR	$0.17 per $1,000 of NAR
Maximum Guaranteed Charge and Current Charge
Interest on Policy Loans	Annually on the Policy Anniversary	4% annually on all outstanding Policy Debt[2,3]

Representative costs may vary from the cost you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The cost of insurance charge varies based on the insured’s age, sex and underwriting class. We will not assess a surcharge to the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and result in a higher cost of insurance. See “Deductions and charges.” The cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your Registered Representative.

[2]

After the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3.1% for all outstanding and new Policy loans.

[3]

After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing would be: (i) on a current basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and .1% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.

CHARGES AND DEDUCTIONS TABLES	PROSPECTUS	7

The next table describes the underlying mutual fund fees and expenses that you may pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses during the most recent fiscal year charged by any of the underlying mutual funds available under this Policy as of April 30, 2012. More detail concerning these fees and expenses is contained in the prospectus for each underlying mutual fund.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Annual Underlying Mutual Fund Operating Expenses[1] (expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution (12b-1) fees, service fees and other expenses)	0.38%	1.69%

[1]

The range of Annual Underlying Mutual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.

The fee and expense information used to prepare the above table was provided to GIAC by the underlying funds. GIAC has not independently verified such information. In addition, it is based on amounts incurred during the underlying mutual funds’ most recent fiscal years. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to recent unprecedented market volatility or other factors could cause the expense ratios for a fund’s current fiscal year to be higher than the expense information utilized herein.

8	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

EXECUTIVE BENEFITS VUL POLICY DIAGRAM

This diagram excludes the transfer charge, which is not being imposed currently. Interest on Policy Debt and repayments of Policy Debt are also not reflected in the diagram.

POLICY DIAGRAM	PROSPECTUS	9

ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Issuing the Policy

An Executive Benefits VUL

insurance Policy must have Basic Face Amount coverage of at least $100,000.

THIS SECTION provides detailed information about your Policy. It explains your rights and responsibilities under the Policy, and those of GIAC. Because the laws and regulations that govern the Policy vary among the jurisdictions where the Policy is sold, some of the Policy’s terms will vary depending on where you live. These terms of your Policy will be outlined in the Policy we send you.

PURCHASING A POLICY

Each Executive Benefits VUL insurance Policy must have Basic Face Amount coverage of at least $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies). To purchase a Policy:

•	the insured must be between the ages of 20 and 80 (ages 20 and 65 for Guaranteed Issue) and meet our insurance requirements; and

•	you must be a corporation or a trust.

Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Executive Benefits VUL Policy with the same benefits for men and women.

Currently, Executive Benefits VUL Policies may be purchased only by existing policyowners to insure additional employees or as additional coverage for existing employees.

Underwriting

The Policy is available for purchase in the small business and corporate markets to groups that we approve. We will make an offer based on one of three underwriting methods, as determined by GIAC’S Underwriting Committee:

•

Guaranteed Issue Underwriting (“Conditional Issue” in Maryland) — Insureds who are part of cases eligible for Guaranteed Issue Underwriting are not required to undergo medical underwriting, but they must have been actively at work for three months prior to application. These cases must satisfy participation requirements.

•

Simplified Issue Underwriting — Insureds who are part of cases eligible for Simplified Underwriting will be required to provide more information than members of Guaranteed Issue cases, but still will not be required to be medically underwritten.

•	Full Underwriting — All insureds who are part of a case subject to Full Underwriting must meet certain health and other insurance risk criteria.

Generally, a group must include Policies on 10 lives for Guaranteed Issue, five lives for Simplified Issue and three lives for Fully Underwritten with an expected minimum case premium of at least $50,000 annually. The employer must be the premium payor. The employer (or a trust established by the employer) is the policyowner and the beneficiary, and the employee is named as the insured.

10	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Each underwriting classification is subject to our administrative rules and procedures then in place and as implemented by GIAC’s Underwriting Committee. Unless your Policy is issued under our Guaranteed Issue program, we must receive evidence of insurability that satisfies our underwriting standards before we will issue your Policy.

Using Guaranteed Issue or Simplified Issue underwriting for a group of individuals may cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We require, prior to the issuance of a Policy, that the employee consent in writing to: (i) being insured under the Policy, (ii) the employer being a beneficiary of any proceeds payable upon the death of the employee, (iii) coverage continuing after employment terminates, and (iv) future increases in Total Face Amount under the Policy without additional consent (up to the maximum stated).

Because this is a corporate-owned variable universal life insurance policy, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for us to assume in placing the Policy. We can provide you with the details of our underwriting standards.

We reserve the right to reject an application if it does not meet our underwriting or administrative requirements or for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards and administrative requirements on a prospective basis to newly issued Policies at any time.

Backdating your Policy

Under certain circumstances we will backdate your Policy if you ask us to, giving you a Policy Date up to six months before the date of application. Backdating your Policy will be allowed only to achieve a common Policy Date for all insureds in the same group. If we backdate your Policy, we will deduct on the Issue Date the Monthly Deductions due from the backdated Policy Date to the Issue Date. In certain circumstances, we may also require an additional premium payment to put a backdated policy in force. We will not backdate a Policy to a date before which the Policy was available.

Certain states may not permit us to backdate a Policy. You should refer to your Policy for further details.

Replacing a Policy

If you are interested in replacing an existing policy with an Executive Benefits VUL Policy, we recommend that you speak with your lawyer or tax advisor first. It may not be in your best interest to surrender, lapse, change or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	11

The policyowner

The policyowner is the person named on the application as the owner of the Policy. Generally, the policyowner is an employer or a legal entity (e.g., a trust) created by an employer.

The beneficiary

The beneficiary is the person you name to receive the proceeds when the insured dies.

is better for you. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If you surrender your existing Policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender.

Purchasing Policies in connection with 1035 exchange transactions

If you are replacing existing policies with Executive Benefits VUL Policies in a 1035 exchange transaction, any premium we receive prior to issuing the replacement Policies will be placed in GIAC’s general account. The Issue Date will be the Business Day on which GIAC’s administrative and underwriting requirements for issuance of a Policy have been satisfied and all money attributable to the policies being exchanged have been received. The Policy Date will be the Business Day on which we first received premium attributable to the Policy. The Net Premium will be allocated to the RS Money Market VIP Series effective as of the Policy Date and we will begin monthly processing as of that date. After deducting Monthly Deductions for the period from the Policy Date to the Issue Date, we will transfer the remaining Policy Account Value according to your instructions.

Delay of Policy issuance

Because we will not issue the Policy until all underwriting and administrative requirements are satisfied, and all premiums have been received from your existing insurance company or companies, the issuance of the Policy may be delayed.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the Policy. Typically, the policyowner is a corporate employer or a trust established by such employer. The policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the Policy unless ownership of the Policy has been assigned to someone else.

You may change the policyowner by written request in Good Order signed and dated by all policyowners. The change will be made effective on the date the request was signed, but will not apply to any payments or actions taken before we receive your request. Changing the policyowner may have negative tax consequences.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. Typically, the policyowner is named as the beneficiary where the policy is owned by a corporate employer or trust. You can change the beneficiary until the insured dies. Also, you may name a “contingent” beneficiary. The beneficiary has no rights under the Policy until the insured dies. You may change the beneficiary, by your signed written request in Good Order. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

12	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

PURCHASING A POLICY WITH SUPPLEMENTAL FACE AMOUNT

You may purchase Supplemental Face Amount coverage under the Policy, which provides insurance coverage in addition to the Basic Face Amount. The Supplemental Face Amount provides a level death benefit to the insured’s Attained Age 100. The amount of this coverage, if any, plus the Basic Face Amount are the two components of your Policy’s Initial Total Face Amount. The minimum Supplemental Face Amount you can purchase is $25,000. The maximum Supplemental Face Amount you can purchase at issue cannot exceed nine times the Basic Face Amount. This maximum does not apply when you add coverage by increasing your Total Face Amount after issue. However, Supplemental Face Amount can only be added to a Policy until the Policy Anniversary nearest the insured’s 93rd birthday. For policies issued based on Guaranteed Issue Underwriting, the initial Supplemental Face Amount plus the initial Basic Face Amount cannot exceed $4 million.

Coverage provided by the Supplemental Face Amount will be treated like coverage provided by the Basic Face Amount. In particular:

•	it will affect the minimum death benefit under Section 7702 of the Internal Revenue Code; and

•	it will affect the calculation of premiums for determining whether the Policy is a modified endowment contract.

See “Death benefit options” and “Federal tax considerations.”

Other things you should consider in deciding whether to purchase Basic Face Amount only or to purchase Basic Face Amount plus Supplemental Face Amount include:

•	The Supplemental Face Amount provides a death benefit only to the insured’s Attained Age 100.

•	Cost of insurance rates for the Supplemental Face Amount are the same as for the Basic Face Amount.

•	Purchasing part of your coverage as Supplemental Face Amount will result in a lower Target Premium for your Policy because there are no Target Premiums associated with the Supplemental Face Amount.

•	At issue, the maximum amount of Supplemental Face Amount that can be purchased is nine times the Basic Face Amount.

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	13

BENEFITS AND POLICY VALUES

DEATH BENEFIT

Your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Total Face Amount; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code.

With this death benefit (also known as death benefit option 1), a combination of positive investment performance and higher premium payments may cause the Policy Account Value to increase by an amount sufficient to lower the Net Amount at Risk. When this happens, the amount that we deduct for the cost of insurance charges each month will also go down.

The tax consequences of continuing the Policy beyond the insured’s 100th birthday are unclear. You should consult a tax advisor for more information.

Maturity benefit

On the Policy Anniversary closest to the insured’s 121st birthday, a maturity benefit equal to the Policy Account Value on that date less any Policy Debt will be paid to you, the successor owner, or your estate at that time, and this Policy will no longer be in effect.

The minimum required death benefit

The Policy has a minimum required death benefit. The minimum required death benefit is the lowest death benefit under which the Policy will qualify as life insurance under Section 7702 of the Internal Revenue Code. We calculate this minimum using the Cash Value Accumulation Test.

The minimum death benefit required on any date is equal to the Alternate Cash Surrender Value on that date multiplied by the death benefit factor shown in your Policy.

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your Policy when we receive proof that the insured has died while the Policy was in effect. The proceeds payable are calculated as set forth in “Policy Proceeds.” If there is reason to dispute the Policy, then we may delay the payment of death benefits. See “Limits to GIAC’s right to challenge a policy.”

VALUES ASSOCIATED WITH YOUR POLICY

The following is a detailed breakdown of how we calculate the different values associated with your Policy.

Amounts in the Separate Account

Any Net Premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will also purchase shares when we reinvest dividends paid by the mutual funds.

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We will sell these shares when you make a withdrawal, transfer Policy Account Value or take a Policy loan. We will also sell these shares when we withdraw your Monthly Deduction, or make transfers under the dollar cost averaging or automatic portfolio rebalancing options. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction. To reflect how investment performance affects Policy Account Value, we determine a unit value for each variable investment option. Unit values will vary among variable investment options. To calculate the value of your investment in a particular variable investment option, we multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of the underlying mutual fund shares. We calculate the unit value for each variable investment option at the end of each Business Day.

Note that you bear all risks associated with the investments in the Separate Account.

Policy Account Value

Your Policy Account Value is the total value of the investments held in your Policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any Policy values that may be in the Loan Account as collateral for a Policy loan. It is calculated as:

•	Net Premiums that you contribute to your Policy; plus or minus

•	any profit or loss generated by your Policy Account Value in the variable investment options; plus

•	any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Account; minus

•	your total Monthly Deductions; minus

•	any partial withdrawals you’ve made; minus

•	any transfer charges.

Policy Account Value varies from day to day.

We do not guarantee a minimum Policy Account Value.

Alternate Cash Surrender Value and Net Cash Surrender Value

The Policy’s Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy. It is the Alternate Cash Surrender Value minus any Policy Debt.

The Policy’s Alternate Cash Surrender Value (referred to as Alternate Net Cash Surrender Value in the Policy) is equal to the Policy Account Value plus a percentage of the total of all premium charges you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. After the first Policy Anniversary, these percentages will decrease every Policy Month and will be zero after completion of the 83rd Policy Month. Beginning with the 84th Policy Month your Alternate Cash

Net Cash

Surrender Value

Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy.

BENEFITS AND POLICY VALUES	PROSPECTUS	15

Surrender Value will be equal to the Policy Account Value. Appendix B shows the percentage of total premium charges applicable for each Policy Month.

If the Policy is fully surrendered prior to the 84th Policy Month but the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be equal to the Policy Account Value less Policy Debt.

Some states may require that the benefit provided by the Alternate Cash Surrender Value be available even if the Policy is surrendered in a 1035 exchange. You should refer to your Policy for further details.

EXAMPLE

The policyowner owns a Policy with a Target Premium of $53,060 and he has paid $53,060 each year for the last three Policy Years. If he were to surrender his Policy on the third Policy Anniversary:

Policy Account Value on third Policy Anniversary (assuming net return of 5.02%1):	$153,456.90

Premium charges deducted (9%):	$14,326.20

Applicable percentage of premium charge to be refunded on third Policy Anniversary (from Appendix B):	95%

Alternate Cash Surrender Value $153,456.90 + (95% of $14,326.20):	$167,066.79

[1]

The net return reflects a gross return of 6% less the deduction of 0.98%, the arithmetic average of investment advisory fees and operating expenses incurred by all of the underlying mutual funds during 2011, before giving effect to any applicable expense reimbursements and fee waivers. Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein, resulting in a lower net return.

There are no additional charges associated with the Alternate Cash Surrender Value, but this benefit may result in overall Policy charges being slightly higher when compared to policies not having such a benefit.

The value of any investments in the variable investment options may increase or decrease daily depending on how well the investments perform. A combination of partial withdrawals, Policy loans, unfavorable investment performance and the ongoing Monthly Deduction can cause your Policy Account Value to drop below zero.

16	PROSPECTUS	BENEFITS AND POLICY VALUES

PREMIUMS, DEDUCTIONS AND CHARGES

PREMIUMS

Your Policy will take effect once you have paid your Minimum to Issue Premium, but not before your Policy’s Issue Date. Once your Policy has taken effect you decide the amount of your premium payments and when you want to make them. However, all premiums are subject to certain limitations. See “Limitations on premiums.”

Issuing the Policy

Your Minimum to Issue Premium is the amount you must pay to put your Policy in force. It is shown in your Policy. If your Policy is backdated, then your first premium payment must be enough to cover Monthly Deductions due between the Policy Date and the Issue Date.

Subsequent premiums

When you set up your Policy, you may choose a modal planned premium. This is the premium that you intend to pay periodically. We will send you a reminder when your planned premium is due, annually, semi-annually or quarterly, as requested, but you are under no obligation to pay a premium as long as the Policy Account Value, less the Monthly Deductions and less Policy Debt, is not less than zero. Please note that your plan administrator may not permit all payment modalities.

All premiums must be paid to GIAC’s Customer Service Office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan. GIAC may accept lower premium amounts in accordance with its current administrative procedures. GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not acceptable under these rules will be deemed to be not in Good Order, will not be credited to your Policy, and will be handled in accordance with our administrative procedures then in effect. These procedures may include returning the premium payment to you or contacting you for further information.

If you cancel a premium payment we will refund the payment and, if the Net Premium has already been allocated, we will reverse the investment options chosen. If your premium payment is returned by your bank for insufficient funds, we will write to you to request a replacement check. If a valid replacement check is not received within 10 days of our written request, we will reverse the investment options to which your Net Premium has been allocated. We reserve the right to hold you responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen. If we exercise this right we will recoup any losses resulting from a decline in the value of the investment options by deducting such losses from your Policy Account Value or pursuing legal remedies available to us.

Subsequent premium payments through pre-authorized checking plans

If you choose to pay subsequent premiums through a pre-authorized checking plan, each premium must be at least $25. We will automatically

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	17

deduct premium payments each month from a bank account you designate. We will not send a bill or a confirmation for these automatic payments. You may commence the pre-authorized check service at any time, unless your Policy has entered its grace period. If we are unable to obtain the premium payment from your bank account, we may automatically switch you to quarterly billing.

LIMITATIONS ON PREMIUMS

We may limit the amount that you can pay into your Policy, including refusing or refunding premiums you pay, to attempt to preserve your Policy’s treatment as life insurance under federal tax laws.

Under the Cash Value Accumulation Test, we will accept any premium that does not result in an increase in the death benefit as a result of Section 7702. If a premium would cause an increase in the death benefit under Section 7702, we will accept the payment provided that the total of premium payments in a Policy Year does not exceed 10 times your Policy’s Target Premium. If you do not meet this test, we may still accept your premium payment if you prove that the insured meets our insurance requirements.

We will refund any portion of a premium payment that exceeds this limit.

CREDITING PAYMENTS

Your initial premium will be credited when the Policy is issued. Thereafter, we normally credit your payment, and allocate the Net Premium, as of the end of the Business Day on which it is received in Good Order at our Customer Service Office. However, any payments that we receive in Good Order after your Policy has been issued that require additional underwriting will be held in GIAC’s general account and credited as of the date the underwriting process is complete. Interest earned in the general account accrues to the benefit of GIAC. We allocate the Net Premium in accordance with any instructions that accompany the payment or, if none, the most recent allocation instructions on file.

If (i) your payment is not identified as a premium payment, (ii) you do not provide specific instructions with your payment, or (iii) your payment is received during a grace period, we will use the payment:

•	first to repay any Policy Debt; and

•	then, as a premium payment.

Regardless of whether the payment is a premium payment or a loan repayment, the Net Premium is credited to the Policy Account Value and is allocated first to pay any due and unpaid Monthly Deductions; any remaining amount is allocated to the variable and fixed-rate investment options in accordance with your most recent allocation instructions.

See “How your premiums are allocated” and “Policy loans” for specific information on how your payments are allocated among the fixed-rate and variable investment options.

18	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

HOW YOUR PREMIUMS ARE ALLOCATED

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge (see “Deductions and Charges”) is the Net Premium. We invest your Net Premiums in the fixed-rate and/or variable investment options according to your instructions. When Net Premiums have been invested they become part of your Policy Account Value. Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to impose limitations in the future. As part of your initial application, you tell us how you would like your Net Premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your Net Premiums are invested at any time by telling us in writing at our Customer Service Office or by calling 800-441-6455. Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your Registered Representative or calling 800-441-6455. See “Transfers among the investment options” for further information on PINs and telephone transfer instructions. The change to your allocation instructions will be effective on and after the date we receive your instructions in Good Order at our Customer Service Office, but will not affect any existing Policy values. To change the allocation of these amounts, you must make a transfer. See “Transfers among the investment options.”

DEFAULT

On any Monthly Processing Date, if your Policy Account Value, less the Monthly Deduction and less Policy Debt, is less than zero, your Policy will enter the grace period. The grace period is a 61-day period beginning on that Monthly Processing Date. Your Policy remains in force during the grace period and a death benefit is payable should the insured die during the grace period but before the Policy lapses. The death benefit payable during the grace period will be reduced by the amount necessary to bring the Policy Account Value to zero and by any outstanding Policy Debt.

We will tell you that your Policy has entered the grace period and is in danger of lapsing, and the required payment you must make to keep it from lapsing, at least 30 days before the end of the grace period. Your required payment will be the amount required to bring the Policy Account Value less any Policy Debt to an amount equal to or greater than zero. If we do not receive this required payment by the end of the grace period, your Policy will lapse without value. Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Please note that while you need only make the required payment to keep your Policy from lapsing currently, we will recommend that your required payment be supplemented by an additional amount as set forth

Investing your Net

Premiums

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge is the Net Premium. We invest your Net Premiums according to your instructions. When Net Premiums have been invested, they become part of your Policy Account Value.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	19

in the default notice we will send to you in order to help prevent your Policy from entering the grace period again on a subsequent Monthly Processing Date.

Payments made during a grace period are applied first as a loan repayment, if applicable. See “Interest on your policy loan” and “Repaying your policy loan” in the section titled “Policy Loans.” Any remaining amount is treated as a premium payment and allocated, after deducting any applicable premium charge, first to pay charges due, but not collected, and finally, to the fixed-rate and variable investment options according to your allocation instructions.

Required loan repayments

If, at any time, you have outstanding Policy Debt, you do not pay the accrued interest due on a Policy Anniversary, and there are insufficient values in your Policy to capitalize the amount due, your Policy will enter the grace period and we will require you to make a loan repayment. See “Interest on your policy loan.” If you do not make the required loan repayment by the end of the grace period, the Policy will lapse. We will notify you at least 30 days before the end of the applicable grace period and advise you of this situation.

REINSTATING YOUR POLICY

If your Policy has lapsed (and you have not surrendered it for its Net Cash Surrender Value) you may reinstate it up to three years after the date of lapse.

To reinstate your Policy:

•	we must receive your signed written application for reinstatement in Good Order at our Customer Service Office;

•	the insured must be alive on the date the reinstatement takes effect;

•	you must show that the insured meets our insurance requirements;

•

you must repay or reinstate any outstanding Policy Debt as of the date of lapse with interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement (we will also credit interest to amounts in the Loan Account from the date of lapse to the date of reinstatement as described in “Policy Loans”);

•

you must pay any amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement; and

•

you must make a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

Your reinstated Policy will have the same Policy Date, Total Face Amount and death benefit option as the Policy that lapsed. The date of

20	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

reinstatement will be the Monthly Processing Date on or after the date we approve the reinstatement. Charges for the Policy after reinstatement will be based on the insured’s Attained Age at the time of reinstatement. Your reinstated policy will have a new two-year contestable period. The Policy Account Value upon reinstatement will be the Policy Account Value in effect at the time of lapse, plus any required premium payment described above, after deduction of the premium charge, plus interest credited to the Loan Account from the date of lapse.

The interest rate payable on amounts by which the Policy Account Value minus Policy Debt is less than zero may vary by state law. You should refer to your Policy for further details.

DEDUCTIONS AND CHARGES

GIAC makes various deductions and charges that are required to maintain your Executive Benefits VUL policy. These charges cover certain costs we incur with respect to the Policies, including:

•

the cost of underwriting, issuing and maintaining the Policies, including preparing and sending billing notices, reports and policyowner statements, communications with insurance agents and other overhead costs;

•	the risk that those insured under the Policies may not live as long as we estimated when we issued the Policy, and that our administrative expenses may also be higher than expected;

•	the cost of paying death benefits, especially in the early Policy Years when the Policy Account Value may be far below the death benefit we pay if the insured dies; and

•

our sales and promotional expenses, commissions, and local, state and federal taxes including premium taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction. Premium taxes vary from jurisdiction to jurisdiction and, as a general rule, currently range up to 5%; however, certain municipalities in the state of Kentucky impose an additional premium tax ranging up to 10% on first-year premiums.

The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular Policy. For example, the premium charge may not cover all of our actual sales expenses for the Policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. There may be a guaranteed charge, or maximum charge, and a current charge. The guaranteed charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the guaranteed charge. We will tell you if we increase these charges. Once deductions and charges are taken from your Policy they do not contribute to the value of your Policy.

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All of the deductions and charges are summarized and explained below. Any charges applicable to your Policy will be indicated in the “Policy Data” section of your Policy. Contact our Customer Service Office for more information about the deductions and charges. For information regarding compensation paid for the sale of the Policies, see “Distribution of the Policies.”

TRANSACTION FEES

Premium charge

During each of the first 10 Policy Years after issue, a charge of 9% is deducted from each premium you pay until you have paid one Target Premium in a Policy Year. After the 10th Policy Anniversary, this charge drops to 5% for premiums paid in a Policy Year until you have paid one Target Premium in a Policy Year. On premiums in excess of one Target Premium in a Policy Year, we deduct a premium charge of 5% in the first 10 Policy Years and 3% in each year thereafter. The Target Premium only applies to the Policy’s Basic Face Amount and depends upon the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Transfer charge

You may transfer your Policy Account Value among the allocation options. If you make more than 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount to offset our processing costs.

We will not deduct a transfer charge when:

•	you make multiple transfers under your Policy’s dollar cost averaging or automatic portfolio rebalancing features;

•	you transfer amounts as part of taking or repaying a Policy loan; or

•	you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Reinstatement charge

If you reinstate your Policy following lapse, you must pay:

•

the amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement;

•

interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement on any outstanding Policy Debt as of the date of lapse (if the loan is being reinstated) or, if the loan is not being reinstated, the amount of any outstanding Policy Debt as of the date of lapse plus interest at the maximum loan interest rate from date of lapse to date of reinstatement; and

22	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

•

a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

PERIODIC FEES

On each Monthly Processing Date, we deduct from the Policy Account Value amounts to cover the cost of insuring the insured and the mortality and expense risk charge. The sum of these charges is your Policy’s Monthly Deduction. It is made proportionately from your Policy Account Value in the fixed-rate and variable investment options. The Monthly Deduction is calculated after we process any other requested transactions on the Policy, such as premium payments, loan repayments, withdrawals, transfers, Total Face Amount changes and changes in death benefit option.

Mortality and expense risk charge

We deduct this charge based on the Policy Account Value in the variable investment options.

The current monthly charge is 0%.

The mortality and expense risk charge is guaranteed never to exceed 0.25% of the Policy Account Value in the variable investment options.

Cost of insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex, Total Face Amount and underwriting class. The maximum that we can charge for each $1,000 of Net Amount at Risk for the Initial Total Face Amount is set out in your Policy and is based on the 2001 Commissioners’ Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. The cost of insurance rate generally increases as the insured gets older. Our current cost of insurance charge rates are lower than the guaranteed charges.

GIAC may use simplified underwriting or other underwriting methods that would cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We calculate the cost of insurance charge by multiplying your Policy’s Net Amount at Risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. The Net Amount at Risk reflects the difference between the death benefit and the Policy Account Value. The Net Amount at Risk is affected by investment performance, payments of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals, and changes in the Total Face Amount. Your Policy’s cost of insurance charge is calculated after the deduction of all other monthly Policy charges. We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed rate listed in your Policy. We will not assess a surcharge to

Monthly

Deduction

Each month we deduct from the Policy Account Value amounts for the cost of insuring the insured, and, if applicable, a mortality and expense risk charge.

Cost of insurance

charge

This charge allows us to pay death benefits, especially in the early Policy Years when the Policy Account Value is far below the death benefit we pay if the insured dies.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	23

the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and would result in higher cost of insurance rates.

OTHER CHARGES AND DEDUCTIONS

Interest on Policy loans

If you have outstanding Policy Debt, we charge compound interest that accrues daily at an annual rate of 4%, payable in arrears until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. At that time, the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed an annual rate of 3.5%. Interest is due on each Policy Anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Account. See “Policy loans.” The maximum amount of interest that can be capitalized is 100% of Unloaned Policy Account Value.

Deductions from the Separate Account

We have the right to charge the Separate Account, the account through which we invest your Net Premiums in the variable investment options, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or if there are any other tax-related charges associated with the Separate Account or the Policies. We don’t currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds

Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses, which vary from year to year, are summarized in the Charges and Deductions tables of this prospectus and described in more detail in each fund’s prospectus.

24	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

YOUR ALLOCATION OPTIONS

AS PART OF YOUR POLICY you are able to direct where a portion of your Net Premiums and Policy Account Value are allocated. There are several variable investment options and a fixed-rate option.

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your Net Premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for the portion of your Policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your Net Premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use these assets exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 61 investment divisions, each corresponding to a mutual fund or a series of a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC’s Board of Directors on September 23, 1999, under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws. Our Separate Account is registered with the SEC as a unit investment trust — a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains or losses. Income, gains and losses credited to, or charged against, a variable investment option reflect that variable investment option’s investment performance and not the investment performance of our other assets. GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting Policy values maintained in the variable investment options are not available to meet the claims of GIAC’s general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Account, or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support Policy values, GIAC may

YOUR ALLOCATION OPTIONS	PROSPECTUS	25

transfer them from the Separate Account to its general account. We are obligated to pay all amounts promised under the Policy.

Each mutual fund is described briefly below. Complete information can be found in the accompanying fund prospectuses.

The funds

Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. We buy and sell shares of the funds at their net asset value in response to your instructions and other policy-related transactions.

Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. See “Rights Reserved by GIAC” and the prospectuses for the individual mutual funds.

Investment objectives and policies of the funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser’s other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund’s investment objective, along with the typical investments that make up that fund.

There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative.

You can find more detailed information about the funds, including a description of risks and expenses, in the prospectuses for the funds that accompany this prospectus. You should read these prospectuses carefully, consider the investment objectives, risks, fees and charges, and keep the prospectuses for future reference.

The AllianceBernstein, Alger, American Century, BlackRock, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, Legg Mason, MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo fund complexes (or affiliated entities) are not affiliated with GIAC.

26	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
RS Large Cap Alpha VIP Series	Long-term capital appreciation	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $1.0 billion and the market capitalization of the largest company included in the Russell 1000© Index on the last day of the most recent quarter.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in common stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Invests primarily in investment-grade securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies. (Normally invests at least 80% of its net assets in debt securities.)	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004
RS Money Market VIP Series	To seek as high a level of current income as is consistent with liquidity and preservation of capital.	Normally invests in U.S. dollar-denominated high-quality, short-term instruments	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Investor Services LLC (Sub-adviser) 7 Hanover Square New York, New York 10004

YOUR ALLOCATION OPTIONS	PROSPECTUS	27

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
RS International Growth VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by companies domiciled outside of the U.S. The Fund does not usually focus its investments in a particular industry or country	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111	Guardian Baillie Gifford Limited (Sub-adviser) Baillie Gifford Overseas Limited (Sub-sub-adviser) Calton Square, 1 Greenside Row Edinburgh, EH1 3AN Scotland
RS Small Cap Growth Equity VIP Series	Long-term capital growth	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000© Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC (Adviser) 388 Market Street, Suite 1700 San Francisco, California 94111
Alger Capital Appreciation Portfolio (Class S)	Long-term capital appreciation	Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowing for investment purposes in equity securities of companies of any market capitalization that the adviser believes demonstrates promising growth potential	Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010

28	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital	Securities in a global universe of companies in multiple industries that may benefit from long-term trends. The portfolio’s investments will not be restricted to any particular sector or industry	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Growth & Income Portfolio (Class B)	Long-term growth of capital	Equity securities of companies that the Advisor believes are undervalued	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS International Value Portfolio (Class B)	Long-term growth of capital	Equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. Companies that are determined by the Adviser’s Bernstein unit to be undervalued, using fundamental value approach.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital	Equity securities of a limited number of large, carefully selected, high-quality U.S companies that are judged likely to achieve superior earnings growth	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Real Estate Investment Portfolio (Class B)	Total return from long-term growth of capital and income	Equity securities of real estate investment trusts or “REITS” and other real estate industry companies. May invest in mortgage-backed securities, short-term investment grade debt securities and other fixed-income securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105
AllianceBernstein VPS Value Portfolio (Class B)	Long-term growth of capital	Diversified portfolio of equity securities of U.S. companies, generally representing approximately 95-150 companies, with relatively large market capitalizations that the Adviser believes are undervalued.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, New York 10105

YOUR ALLOCATION OPTIONS	PROSPECTUS	29

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
American Century VP Capital Appreciation Fund (Class 1)	Capital growth	The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
American Century VP Mid Cap Value Fund (Class 1)	Long-term capital growth with income as secondary objective	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, Missouri 64111
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return	Equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world	BlackRock Advisors, LLC (Adviser) 100 Bellevue Parkway Wilmington, Delaware 19809	BlackRock Investment Management, LLC (Sub-adviser) 1 University Square Drive, Princeton, NJ 08540
BlackRock International Limited (Sub-adviser) 40 Torpichen Street Edinburgh, EH3 8JB, United Kingdom
Davis Financial Portfolio	Long-term growth of capital	Concentrates its investments in the financial sector.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Real Estate Portfolio	Total return through a combination of growth and income	Concentrates its investments in the real estate sector	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756
Davis Value Portfolio	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756	Davis Selected Advisers- NY, Inc. 2949 East Elvira Road, Suite 101 Tucson, Arizona 85756

30	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Delaware VIP Limited-Term Diversified Income Series (Service Class)	Seeks maximum total return, consistent with reasonable risk	Under normal circumstances, the Series will invest at least 80% of its net assets in investment-grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The Series may invest up to 20% of its assets in below investment-grade securities. Additionally, the Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series’ total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc

2005 Market Street

Philadelphia, Pennsylvania 19103

Delaware VIP Diversified Income Series (Service Class)	Seeks maximum long-term total return consistent with reasonable risk	The Series invests primarily in bonds allocated among four sectors of the fixed income market: the U.S. investment grade sector, the U.S. high yield sector; the International Developed Markets Sector; and the Emerging Markets Sector. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series’ total assets. The investment manager will limit non-U.S. dollar denominated securities to no more than 50% of net assets, but total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 25% of net assets.

Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc

2005 Market Street

Philadelphia, Pennsylvania 19103

YOUR ALLOCATION OPTIONS	PROSPECTUS	31

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Delaware VIP Emerging Markets Series (Service Class)	Seeks long-term capital appreciation	The Series invests primarily in equity securities issued by companies located in emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of its net assets in emerging market issuers. The Series’ portfolio manager may invest up to 35% of the Series’ net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. The portfolio manager may invest more than 25% of Series’ total assets in the securities of issuers located in the same country.

Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc

2005 Market Street

Philadelphia, Pennsylvania 19103

Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

32	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Fidelity VIP Freedom 2020 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Investing in a combination of underlying Fidelity Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020.

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Freedom 2030 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Investing in a combination of underlying Fidelity Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030.

Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 15% in domestic equity funds, 5% in international equity funds, 40% in bond funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109

YOUR ALLOCATION OPTIONS	PROSPECTUS	33

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Fidelity VIP High Income Portfolio (Service Class 2)	The fund seeks a high level of current income, while also considering growth of capital	Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Potentially investing in non-income producing securities, including defaulted securities and common stocks. Investing in companies in troubled or uncertain financial condition. Investing in domestic and foreign issuers. Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions to select investments.	Fidelity Management & Research Company and its affiliates 82 Devonshire Street Boston, Massachusetts 02109
Franklin Small Cap Value Securities Fund (Class 2 Shares)	Seeks long-term total return	Under normal market conditions, the fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC One Parker Plaza, Ninth Floor Fort Lee, New Jersey 07024

34	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers	Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Capital appreciation and some current income	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 60% in underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures, and 40% in ETFs that invest primarily in fixed-income securities and money market instruments.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Current income and capital appreciation	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 60% in underlying ETFs that invest primarily in fixed-income securities and money market instruments and 40% in underlying ETFs that primarily invest in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Capital appreciation	Primarily invests in a portfolio of underlying ETFs. The portfolio typically expects to invest 80% in underlying ETFs that invest primarily in equity securities of large, medium and small sized companies and may include other investments such as commodities and commodity futures, and 20% in underlying ETFs that invest primarily in fixed-income securities and money market instruments.	ALPS Advisors, Inc. (Adviser) 1290 Broadway, Suite 1100 Denver, CO 80203	Ibbotson Associates, Inc. (Sub-adviser) 22 W. Washington Street Chicago, IL 60602

YOUR ALLOCATION OPTIONS	PROSPECTUS	35

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of assets (plus borrowings for investment purposes) in equity securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation	Debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies and instrumentalities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Mid Cap Core Equity Fund (Series II)	Long-term growth of capital	The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco V.I. Utilities Fund (Series II )	Long-term growth of capital and secondarily current income	Equity securities of issuers engaged primarily in utilities-related industries	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
Invesco Van Kampen V.I.Growth and Income Fund (Series II)	Long-term growth of capital and income	Income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities)	Invesco Advisers, Inc. 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

36	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Ivy Funds VIP Small Cap Growth	To seek to provide growth of capital.

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio emphasizes smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Portfolio, WRIMCO utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as: aggressive or creative and strong management, technological or specialized expertise, new or unique products or services, entry into new or emerging industries, growth in earnings/growth in sales/positive cash flows, security size and liquidity.

Waddell & Reed Investment Management Company (Adviser) 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, Kansas 66201-9217

YOUR ALLOCATION OPTIONS	PROSPECTUS	37

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Janus Aspen Balanced Portfolio (Service Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	The Portfolio pursues its investment objective by normally investing
		35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

38	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Janus Aspen Forty Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805
Janus Aspen Janus Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

YOUR ALLOCATION OPTIONS	PROSPECTUS	39

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares)	Seeks capital appreciation.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges or in cash or cash equivalents.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, Illinois 60606
Janus Aspen Worldwide Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in foreign debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, Colorado 80206-4805

40	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
Legg Mason ClearBridge Variable Appreciation Portfolio (Class II)	Seeks long-term capital appreciation.	The Portfolio invests primarily in equity securities of medium- and large-sized U.S. companies, but can also invest in small companies. The focus is on seeking investments among a strong core of growth and value stocks. The Portfolio primarily consists of “blue-chip” companies dominant in their industries, where the managers find the best opportunities for growth at a reasonable price. The Portfolio may also invest in companies with prospects for sustained earnings growth and/or a cyclical earnings record.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Advisors, LLC 620 8th Avenue New York, NY 10018
Legg Mason ClearBridge Variable Mid Cap Core Portfolio (Class II)	Seeks long-term growth of capital.	Normally, the fund invests at least 80% of its net assets in equity securities of medium capitalization companies. The fund may invest up to 25% of its assets in foreign securities.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Advisors, LLC 620 8th Avenue New York, NY 10018
Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018	ClearBridge Advisors, LLC 620 8th Avenue New York, NY 10018
MFS® Growth Series (Service Class)	Seeks capital appreciation	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® Research Series (Service Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Generally focuses on companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116

YOUR ALLOCATION OPTIONS	PROSPECTUS	41

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
MFS® Strategic Income Series (Service Class)	Seeks total return with an emphasis on high current income, but also considering capital appreciation	Normally invests primarily in debt instruments such as U.S. and foreign government securities, U.S. and foreign corporate bonds and mortgage-backed and other asset-backed securities and/or debt instruments of issuers located in emerging market countries. May invest up to 100% of its assets in lower quality debt instruments.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
MFS® Total Return Series (Service Class)	Seeks total return	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities.	Massachusetts Financial Services Company (“MFS”) 500 Boylston Street Boston, Massachusetts 02116
Mutual Shares Securities Fund (Class 2)	Seeks capital appreciation, with income as a secondary goal	The fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, New Jersey 07078
Oppenheimer Global Securities Fund/VA (Service Class)	Long-term capital appreciation	The Fund mainly invests in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investment in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in large-cap companies.	OppenheimerFunds, Inc. Two World Financial Center 225 Liberty Street, 11th Floor New York, New York 10281-1008

42	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Funds	Investment Objectives	Typical Investments	Investment Advisor Address and Principal Business Address	Subadvisor Address (if applicable)
PIMCO Real Return Portfolio (Advisor Class)	Maximum real return, consistent with preservation of real capital and prudent investment management	Under normal circumstances at least 80% of its net assets are invested in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.	PIMCO 840 Newport Center Drive Newport Beach, California 92660
PIMCO Total Return Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.	PIMCO 840 Newport Center Drive Newport Beach, California 92660
Templeton Global Bond Securities Fund (Class 2)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Under normal market conditions, the fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, California 94403
Templeton Growth Securities Fund (Class 2)	Seeks long-term capital growth	Under normal market conditions, the fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets	Templeton Global Advisers Limited (Adviser) Lyford Cay Nassau, Bahamas
Wells Fargo Advantage VT International Equity Fund (Class II)	Seeks long-term capital appreciation	Normally invest at least 80% of its net assets in equity securities of foreign issuers and may purchase up to 30% of the fund’s total assets in emerging market equity securities.	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street San Francisco, CA 94105

Some of these funds may not be available in your state.

YOUR ALLOCATION OPTIONS	PROSPECTUS	43

Relationship with the underlying mutual funds

The underlying mutual funds incur expenses each time they sell, administer or redeem their shares. GIAC, on behalf of the Separate Account, will aggregate the policyowner purchases, redemptions and transfer requests and submit a net or aggregated purchase/redemption request to each underlying mutual fund daily. Because the Separate Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions that it would normally incur if it sold its shares directly to the public. GIAC incurs these expenses instead. We also incur the distribution costs of selling the Policies, which benefit the underlying mutual funds by providing policyowners with variable investment options that correspond to the underlying mutual funds.

Payments we receive

Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Guardian Investor Services LLC (“GIS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such funds) that offer these arrangements. Other funds (or available classes of shares) may have lower, or no, fees, which could lead to better overall investment performance.

As of December 31, 2011, we have entered into arrangements to receive revenue sharing payments, Rule 12b-1 fees and/or record keeping fees from the following fund complexes (or affiliated entities): RS Investment Management, AllianceBernstein, Alger, American Century, BlackRock, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo.

Not all fund complexes pay the same amounts of revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. Therefore, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments, Rule 12b-1 fees and record keeping fees did not exceed 0.35%, 0.25%, and 0.05%, respectively, in 2011. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

Policyowners, through their indirect investment in the funds, bear the costs of these arrangements. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including (i) payment of expenses that we and/or our affiliates incur in promoting, marketing and administering the Policies, and, (ii) payment of the expenses that we incur in our role as intermediary in promoting, marketing and administering the Funds. We may profit from these payments.

We may also benefit, indirectly, from assets invested in the RS Variable Products Trust because our affiliates receive compensation from the

44	PROSPECTUS	YOUR ALLOCATION OPTIONS

underlying mutual funds for investment advisory services. Thus, our affiliates receive more revenue with respect to these underlying mutual funds than unaffiliated underlying mutual funds. We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

Fund selection process

The underlying funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the RS Variable Products Trust funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s adviser or an affiliate distributes or provides marketing support for the Policies.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including each fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s Web site or newspapers and financial and other magazines may provide more current information, including information about any regulator actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund, and we do not provide investment advice. There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest. Please note that higher Policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

YOUR ALLOCATION OPTIONS	PROSPECTUS	45

Fixed-rate option

Assets in the fixed-rate option earn a set rate of interest and are backed by GIAC’s general account.

Addition, deletion or substitution of funds

We do not guarantee that each fund will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new funds or share classes, close existing funds or share classes, or substitute fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which this Policy belongs.

THE FIXED-RATE OPTION

Assets in the fixed-rate option earn a set rate of interest. You may allocate some or all of your Net Premiums to the fixed-rate option, and may transfer some or all of your Unloaned Policy Account Value into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See “Transfers from the Fixed-Rate Option.” Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

•	the portion of your Net Premiums and any loan repayments that you have allocated to this option; plus

•	any amounts that you have transferred to this option from the variable investment options; plus

•	the interest paid on your Policy Account Value in this option; minus

•	any deductions, withdrawals, loans or transfers from the fixed-rate option, including applicable charges.

Interest on amounts in the fixed-rate option accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned previously. The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time in our

46	PROSPECTUS	YOUR ALLOCATION OPTIONS

discretion, but not more than once per year, and the new rate will apply to all Policy Account Value in or allocated to the fixed-rate option from the date it is declared until the date the rate is changed again. We are not obliged to pay more than 3% in interest, although we may choose to do so.

There are significant limits on your right to transfer Policy Account Value from the fixed-rate option. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so. You should carefully consider whether the fixed-rate option meets your investment needs. See “Transfers from the fixed-rate option.”

YOUR ALLOCATION OPTIONS	PROSPECTUS	47

SPECIAL FEATURES OF YOUR POLICY

Policy loans

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan.

POLICY LOANS

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan. The maximum amount you may borrow, your Policy’s loan value, is calculated as follows:

•	98% of the Policy Account Value on the Business Day we receive your signed written request in Good Order; minus

•	any outstanding Policy Debt on that Business Day; minus

•	any interest due at the next Policy Anniversary on any existing Policy Debt; minus

•	any interest that will be due at the next Policy Anniversary on the amount to be borrowed; minus

•	the amount of the most recent Monthly Deduction multiplied by the number of Monthly Processing Dates between the current Business Day and the next Policy Anniversary.

The minimum amount you may borrow is $500, or your Policy’s loan value, if less. This amount may vary in some states. You should consult your Policy for further details. We will normally pay loan proceeds to you within seven days of receiving your request (see “Policy Proceeds” for exceptions to this general rule).

When taking out a Policy loan, you should consider:

•

amounts transferred out of the variable and fixed-rate options and into our Loan Account are no longer affected by the investment experience, positive or negative, or interest crediting, of those allocation options;

•	as a result, taking a Policy loan will have a permanent effect on your Policy Account Value, even after the loan is repaid in full; and

•	the amount of your Policy that is available for withdrawal or surrender, and your Policy’s death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any Policy Debt.

There may be negative tax consequences associated with taking a Policy loan. See “Federal tax considerations” for a discussion of modified endowment contracts and the effects on Policy loans.

When you request a loan, we will first transfer the amount requested to the Loan Account from the Policy Account Value in the variable investment options that you specify in your request. If the amount of the loan requested exceeds the Policy Account Value in all your variable investment options, we will transfer the remainder into the Loan Account from your Policy Account Value in the fixed-rate option. If you fail to specify the variable investment options from which to deduct your loan, we will process the loan request proportionately in relation to the amounts you have in each variable investment option.

We will not process any request for a loan that exceeds the amount available. Amounts in the Loan Account will earn interest at a minimum

48	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

annual rate of 3% accrued daily. The tax consequences of a Policy loan are uncertain if the difference between the interest rate we charge on the loan and the interest rate we credit on the loan is very small or non-existent. See “Treatment of policy proceeds.”

Interest on your Policy loan

We charge compound interest that accrues daily at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th anniversary of your Policy or the insured’s Attained Age 60. At this time the current annual rate falls to 3.1% for all existing and new Policy loans. The interest rate charged after the later of the 10th Policy Anniversary or the insured’s Attained Age 60 is guaranteed not to exceed 3.5% annually. Interest accrues daily and is due on each Policy Anniversary.

If you do not pay the interest on your loan when it is due, we will add the amount of interest due to the Policy Debt. We will then attempt to pay the interest due by transferring to the Loan Account an amount equal to the difference between the Policy Debt and the Loan Account. This amount is transferred from the values associated with your Policy to the Loan Account so that the Loan Account is equal to the Policy Debt. We do this as follows:

•	First, we use any interest that has accrued on amounts in the Loan Account. If this is not sufficient to cover the unpaid loan interest, then

•

we transfer to the Loan Account from the variable investment options proportionately, in relation to the amounts you have in these options, and then from the fixed-rate option, if necessary, the amount needed to increase the Loan Account to equal the Policy Debt; finally, if this is still not sufficient to cover the full amount of loan interest due, then

•

we will transfer to the Loan Account the amount that is available and require you to make a loan repayment to cover the difference within 61 days. If you do not make the required payment, the Policy will lapse. We will notify you at least 30 days before the Policy lapses and advise you of this situation. If the insured dies before the 61-day period ends, we will pay the beneficiary the death benefit proceeds, minus the amount of the required payment.

There may be adverse tax consequences if your Policy lapses and you have outstanding Policy Debt.

Repaying your Policy loan

You may repay all or part of any outstanding Policy Debt at any time while the insured is alive and the Policy is in force. If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any Policy Debt. If you do, we will then increase the amount payable to the beneficiary by the amount of your repayment.

Interest on

Policy loans

We charge interest at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. After this point the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed 3.5% annually.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	49

Decreasing the

Total Face Amount

You may request a reduction in your Policy’s Total Face Amount to be effective on any Policy Anniversary.

Except for required loan repayments (see “Interest on Your Policy Loan”, above), loan repayments are generally applied first to pay loan interest accrued but not yet capitalized, then to reduce outstanding loan principal in the following manner:

Where (a) is the amount of the loan repayment and (b) is the amount of loan interest that has accrued but not yet been capitalized:

If (a) is greater than or equal to (b), we will reduce the interest that has accrued but not yet been capitalized and interest credited to the Loan Amount since the previous Policy Anniversary to zero. The amount by which the loan repayment exceeds the amount of loan interest that has accrued but not yet been capitalized will be used to reduce the Loan Amount. We do this by transferring an amount equal to the excess out of the Loan Account and into the allocation options provided with your loan repayment.

If (a) is less than (b), we reduce both the interest credited to the Loan Amount since the previous Policy Anniversary and the difference between the interest credited to the Loan Amount and the loan interest that has accrued but not yet been capitalized by the ratio of (a) divided by (b). The amount by which the interest credited to the Loan Amount is reduced is transferred from the Loan Account.

Any amounts transferred from the Loan Account to reduce the Loan Amount or to reduce interest credited to the Loan Amount are allocated according to your instructions. If you do not provide allocation instructions with your loan repayment, we will use your most current allocation instructions for premium payments. Transfers under your Policy that are made in connection with Policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than premium payments.

DECREASING THE TOTAL FACE AMOUNT

You may request a reduction in the Policy’s Total Face Amount at any time. To do this we require that:

•	we receive your signed written request in Good Order at our Customer Service Office;

•	the insured is alive on the date the decrease will take effect;

•	the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the $5,000 minimum does not apply; and

•	the new Basic Face Amount is not lower than our current minimum Basic Face Amount of $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

We will reduce your Total Face Amount on the Policy Anniversary coinciding with or next following the date we receive your request.

50	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

If you have increased your Policy’s Total Face Amount by adding Supplemental Face Amount coverage, we will reduce the Supplemental Face Amount first and then the Basic Face Amount.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face Amount also may reduce the federal tax law limits on what you can put into the Policy. In these cases, you may need to have a portion of the Policy’s cash value paid to you to comply with federal tax law.

INCREASING THE TOTAL FACE AMOUNT

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday, you may ask us to increase your Policy’s Total Face Amount by requesting increases of up to 10% per year, compounded for years in which increases were not requested or the amount requested was less than 10%. All increases will be issued as Supplemental Face Amount coverage. Increases in Basic Face Amount coverage are not permitted except in conjunction with a change in death benefit option. Increases will not be permitted that result in total Basic Face Amount plus Supplemental Face Amount exceeding (i) $6 million, or the amount approved by the Underwriting Committee, if less, per insured for Guaranteed Issue cases or (ii) an amount based on GIAC’s retention limits for all other cases. To increase your Total Face Amount, we require that:

•	we receive your signed written request in Good Order at our Customer Service Office on or before the Policy Anniversary on which the increase is to take effect;

•	the increase must be for at least $10,000 and must not cause the Net Amount at Risk to be more than 250% of the death benefit on the Issue Date;

•	the request meets our underwriting rules in effect at the time the increase is requested; and

•	the insured is alive on the date the increase will take effect.

We will increase your Total Face Amount on the Policy Anniversary coinciding with or next following the date we approve your request. The issue age for the increase will be the insured’s Attained Age under the Policy on the effective date of the increase. Increases will be in the same proportion for all Policies within a plan. We’ll send you documentation reflecting the changes to your Policy.

Increasing the Total Face Amount may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

Increasing the

Total Face Amount

You may request an increase in your Policy’s Total Face Amount to be effective on any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	51

Partial

withdrawals

At any time while the insured is living, you may withdraw part of your Policy’s Unloaned Policy Account Value. The minimum partial withdrawal is $500.

PARTIAL WITHDRAWALS

At any time while the insured is living you may request to withdraw part of your Policy’s Unloaned Policy Account Value. Your signed written request for withdrawal must be received in Good Order by our Customer Service Office. The minimum you may withdraw is $500. We have the right to limit the number of partial withdrawals you make in a Policy Year to 12.

If we approve your request, it will be effective as of the Business Day we receive it at our Customer Service Office. The proceeds will normally be paid within seven days of the time we receive your request. For exceptions to this general rule see “Policy proceeds” and “Certain restrictions on payments under the policy.”

We will not approve or process a partial withdrawal if:

•	your remaining Unloaned Policy Account Value would be insufficient to cover three times the most recent Monthly Deduction; or

•	the partial withdrawal would cause your Policy’s Basic Face Amount to fall below our minimum Basic Face Amount; or

•	the amount of the partial withdrawal request exceeds the amount available for withdrawal.

We will tell you if these conditions apply.

A partial withdrawal will reduce your Policy Account Value by the amount of the partial withdrawal. In addition, the Total Face Amount will be reduced by the amount of any partial withdrawal that exceeds your reduction-free partial withdrawal amount (see “Reduction-Free partial withdrawals,” below). We will reduce the Total Face Amount by first reducing any Supplemental Face Amount increase coverages in effect in the reverse order in which these increase coverages were issued, beginning with the most recent increase. Then we will reduce any initial Supplemental Face Amount coverage, and finally we will reduce the Basic Face Amount. See “Decreasing the total face amount.”

We deduct the amount of your withdrawal from the Policy Account Value attributable to the variable investment options that you specified in your request. If the partial withdrawal request exceeds the Policy Account Value attributable to all variable investment options, we will deduct the excess amount from the Policy Account Value attributable to the fixed-rate option. If you fail to specify the variable investment options from which to deduct your partial withdrawal, we will deduct the partial withdrawal proportionately in relation to the amounts you have in each variable investment option.

The tax consequences of making partial withdrawals are discussed under “Federal tax considerations.”

52	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

Reduction-free partial withdrawals

The reduction-free partial withdrawal amount is the maximum withdrawal that you can take without triggering a decrease in your Total Face Amount. If you wish to make a partial withdrawal that does not reduce your Total Face Amount, you should make a reduction-free partial withdrawal. The amount of your reduction-free partial withdrawal depends on the death benefit option in effect.

We will calculate the reduction-free partial withdrawal amount as of the Business Day we receive your request. This amount will be affected by the death benefit option you have chosen.

Your reduction-free partial withdrawal amount is any positive amount resulting from:

•	your Policy Account Value; minus

•	your Policy’s Total Face Amount divided by the death benefit factor outlined in your Policy.

SURRENDERING YOUR POLICY

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. We will calculate your Policy’s Net Cash Surrender Value as of the close of the Business Day we receive your signed written request in Good Order, which must include your Policy, at our Customer Service Office. If your Policy is lost we may require an acceptable affidavit confirming this fact. Upon surrender, the Policy will terminate and all insurance under the Policy will end.

Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order. For exceptions to this general rule, see “Policy proceeds” and “Certain restrictions on payments under the policy.” Prior to Policy Month 84, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; plus

•	a percentage of the total of all premium charges we have deducted from the premiums you have paid; minus

•	any outstanding Policy Debt.

If the Policy is fully surrendered prior to Policy Month 84 and the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be calculated as if the Policy were surrendered after completion of the 83rd Policy Month, as described below.

This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

See “Alternate cash surrender value and net cash surrender value” in the section titled “Values associated with your policy.”

Surrendering

your Policy

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	53

Transfers

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

After completion of the 83rd Policy Month, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; minus

•	any outstanding Policy Debt.

See “Alternate Cash Surrender Value and Net Cash Surrender Value” in the section titled “Values Associated with Your Policy.”

If the surrender request is processed on a Monthly Processing Date, we will not deduct the Monthly Deduction due on that date from the Policy Account Value in determining the Net Cash Surrender Value.

For a discussion of the federal tax consequences of surrendering your Policy, see “Federal Tax Considerations.”

TRANSFERS AMONG THE INVESTMENT OPTIONS

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the Business Day on which we receive your instructions in Good Order, either in writing or by telephone. You can request a transfer by writing to our Customer Service Office or by calling 800-441-6455. Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your Registered Representative or calling 800-441-6455. See “Telephone and Electronic Services” for more details about processing transactions by telephone or electronically.

If we receive your written or telephone transfer request on a Business Day before the close of business, you will receive that day’s unit values. Telephone transfer requests will be considered received before the close of business if the telephone call is completed not later than the close of business. We will ask callers to provide identification and a personal security code for the Policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, by establishing a PIN you bear the risk of, and agree to indemnify us and hold us harmless against, any liability from acts or omissions, including any loss, expense, mistake, misinstruction, mistransmission or cost, arising out of any unauthorized or fraudulent telephone transactions. The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

There is currently no limit on the number of investment options in which you may be invested at any one time. Each transfer must be for a minimum of $100, or the total amount you have invested in the option

54	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

you are transferring funds out of, whichever is lower. If you make more than 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. Transfers among several investment options on the same day will be treated as a single transfer. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund. GIAC endeavors to protect long-term policyowners by maintaining policies and procedures to discourage frequent transfers among investment options under the policies, and has no arrangements in place to permit any policyowner to engage in frequent transfer activity.

If you wish to engage in such strategies, do not purchase this Policy. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all policyowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other policyowners and persons with material rights under a policy. This may include applying the restrictions to any policies that we believe are related (e.g., two policies with the same owner or owned by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	55

Restrictions that we may impose, subject to certain Policy provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than 12 transfers within a policy year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	imposing a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on policyowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any policyowner’s transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other

56	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable insurance policies, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the policy level to discourage frequent transfers. You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers.

You should be aware that, as required by SEC regulation, we have entered into written agreements with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund. In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a fund if the fund identifies you as violating the frequent trading policies established for the fund.

You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from policyowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying fund. In the future, some funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of Business Days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

Information

sharing

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies applicable to that fund.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	57

Dollar cost

averaging and automatic portfolio rebalancing

Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. Automatic portfolio rebalancing is a systematic approach for maintaining a consistent risk profile over the long term. Neither dollar cost averaging nor automatic portfolio rebalancing guarantees an increase in the overall value of your investments or offers protection against losses in a declining market. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your Policy Account Value out of the fixed-rate option once each Policy Year. We must receive your request within 30 days of your Policy Anniversary. If we receive your request in Good Order on or within 30 days before your Policy Anniversary, we will make the transfer on your Policy Anniversary. If we receive your request in the 30-day period after your Policy Anniversary, we will make the transfer on the Business Day we receive your request in Good Order. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

The maximum that you may transfer out of the fixed-rate option each Policy Year is either 33 1/3% of your Policy Account Value allocated to the fixed-rate option on the Policy Anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from the RS Money Market VIP Series to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

More detailed information concerning our dollar cost averaging program is available in the Statement of Additional Information and upon request from our Customer Service Office. We do not charge for this feature. We reserve the right to modify, suspend or discontinue the dollar cost averaging program. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

AUTOMATIC PORTFOLIO REBALANCING TRANSFER OPTION

Automatic portfolio rebalancing is a tool to help ensure that your assets are properly allocated according to your chosen investment strategy and risk tolerance as market conditions change over time. It may also help you earn more attractive long-term returns by shifting money from an asset class that has performed well to one that has lagged, providing relatively low prices in the underperforming asset class. Automatic portfolio rebalancing does not guarantee gains, nor does it assure that you will not have losses.

If you choose automatic portfolio rebalancing, your Policy Account Value in the variable investment options will be automatically rebalanced each quarter to maintain a desired asset allocation mix.

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Please note that automatic portfolio rebalancing is not a market timing strategy in which you are trying to outguess the financial markets, but rather a systematic approach for maintaining a consistent risk profile over the long term.

More detailed information on our automatic portfolio rebalancing option and an authorization form are available upon request from our Customer Service Office. You will also find additional information in the Statement of Additional Information available upon request from our Customer Service Office.

We do not charge for this feature. We reserve the right to modify, suspend, or discontinue the automatic portfolio rebalancing transfer option. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under “Death benefit,” and is payable when we receive proof that the insured has died while the Policy was in effect. It is calculated by deducting the sum of (b) from the sum (a) where:

(a) is the death proceeds based on the death benefit option in effect as of the date of the insured’s death; and

(b) is the sum of:

•	any outstanding Policy Debt as of the date of the insured’s death; plus

•	any outstanding Monthly Deductions as of the date of the insured’s death.

We may adjust the death proceeds paid to the beneficiaries if:

•	the age or sex listed on the Policy application is incorrect; or

•	the insured commits suicide within two years of the Policy Issue Date or date of an increase in the Total Face Amount.

See “Limits to GIAC’s right to challenge a policy” for information on how your death benefit could be adjusted as a result of suicide or misstatement of age or sex.

The amount of all other transactions will be calculated as of the end of the Business Day on which we receive the necessary instructions, information or documentation in Good Order at our Customer Service Office. If the proceeds are being taken from your Policy Account Value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. If the proceeds are being taken from your Policy Account Value in the fixed-rate option, we will normally pay proceeds promptly once we have received the necessary information in Good Order at our Customer Service Office. However, in certain circumstances, we may delay payment. See “Deferral of payment of policy proceeds and other transactions” below.

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This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Deferral of payment of Policy proceeds and other transactions

Delay of Separate Account payments and transactions. If payment of proceeds or transactions affect your Policy Account Value in the variable investment options (such as allocation of Net Premiums, transfers, loans, death benefits, withdrawals or other payments), then we may postpone processing requests for such payments or transactions when:

•	the NYSE is closed, except for weekends or holidays, or when trading has been restricted;

•	the SEC determines that a state of emergency exists, making Policy transactions impracticable;

•

one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares, or the SEC by order permits postponement of payment to protect policyowners; or

•	GIAC is required to delay payments because of federal laws designed to counter terrorism and prevent money laundering (see “Certain restrictions on payments under the policy”).

We may defer payment of death proceeds for up to two months only, unless otherwise permitted by state law.

Delay of general account proceeds and other transactions. If the payment of proceeds or transactions affect your Policy Account Value in the fixed-rate option, then state law may permit us to postpone processing requests for allocations of Net Premiums, transfers, loans, death benefits, withdrawals or other payments for up to six months from the date of your request. Our ability to delay either paying these proceeds or effecting other transactions may vary by state law. You should refer to your Policy for details.

These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See “Transfers from the Fixed-rate option.”

If we delay payment of proceeds as set forth above, we will pay interest as required by state law.

Delay of proceeds for check clearance. We reserve the right to defer payment of that portion of your Policy Account Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of proceeds to challenge coverage. We may challenge the validity of your Policy based on any material misstatements made to us in the application for the Policy. See “Limits to GIAC’s right to challenge a policy.”

60	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

EXCHANGING A POLICY

Exchange for fixed-benefit whole life insurance option

At any time prior to the second Policy Anniversary, you have the right to exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life policy that we make available for this purpose and that is then being issued by us or our affiliate, Guardian Life, without having to prove that the insured meets our insurance requirements.

Under the new policy, your policy value will be held in the issuer’s general account. The face amount of the new policy will be equal to the Total Face Amount of this Policy on the date you make the exchange. No partial exchanges are permitted. The insured’s age when the Executive Benefits VUL Policy took effect will be carried over to the new policy.

Before you can make any exchange, you must repay any outstanding Policy Debt on your Executive Benefits VUL policy, and all due Monthly Deductions must be paid. See your Policy for details.

The exchange may result in a cost or credit to you. For information on how this cost or credit is calculated, see the Statement of Additional Information or contact our Customer Service Office.

The new policy will have the same Policy Date as this Policy. It will be issued and effective the later of the Business Day that we receive your written exchange request in Good Order at our Customer Service Office along with your Policy, or on the date that any exchange cost is received by the issuer of your new policy.

The new policy’s underwriting class will be based on the underwriting classes made available by the issuing company and will be comparable to the underwriting class of this Policy. However, it will be subject to any Total Face Amount limitations then in effect. Premiums for the new policy will be based on the published rates of the issuing company on the exchange date. The premiums will depend on the new policy’s plan, face amount and underwriting class, and the insured’s age and sex. The contestable and suicide periods for the new policy will be measured from the Issue Date of this Policy and the new policy will be subject to any existing assignment of this Policy.

An exchange may have tax consequences. See “Tax treatment of exchanges.”

PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options available under the Policy, including payments of a fixed amount, or for a fixed period, or payments guaranteed for life. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries will be asked to choose the payment options, up to one year after the insured’s death. If you are surrendering your Policy, you have 60 days after the proceeds of your Policy become payable

Payment options

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more available payment options.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	61

within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

Under a payment option, the proceeds of your Policy must be paid to a “natural person.” Payments will not be made to his or her estate if he or she dies before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens. The proceeds that we hold in order to make payments under the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option. Even if the death benefit under the Policy is excludable from income, payments under payment options may not be excludable in full. This is because earnings on the death benefit after the insured’s death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under the available payment options.

For more information about the payment options available under the Policy, see the Statement of Additional Information, available free of charge from our Customer Service Office, or contact our Customer Service Office.

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FEDERAL TAX CONSIDERATIONS

THIS DISCUSSION of federal tax considerations for your Executive Benefits VUL Policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your Policy is in force. If you are interested in purchasing a Policy, taking a Policy loan or effecting policy transactions, you should consult a legal or tax advisor regarding your particular circumstances.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Nevertheless, we believe there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. Certain features of the Executive Benefits VUL Policy, such as your flexibility to allocate premiums and the Policy Account Value, have not been explicitly addressed in published rulings. While we believe that the Policy does not give policyowners investment control over the Separate Account’s assets, we reserve the right to modify the Policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Internal Revenue Code requires that the investments of the investment divisions of our Separate Account be “adequately diversified” in order for the Policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax status

To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in the Internal Revenue Code.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	63

Treatment of

Policy proceeds

We believe that there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements of Section 7702 of the Internal Revenue Code. Assuming that is the case, the death benefits under your Policy should generally be excludable from the gross income of the beneficiary, and generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies.

TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your Policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is generally not subject to federal income tax, but may be subject to federal estate taxes or generation-skipping transfer taxes. The tax consequences of continuing a Policy beyond the insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s 100th year.

Partial withdrawals, surrenders and Policy loans all result in money being taken out of your Policy before the insured dies. How this money is taxed depends on whether your Policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts,” with less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract. In general, a Policy will be classified as a modified endowment contract if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will fail the 7-pay test if at any time in the first seven policy years or the first seven years following an increase, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven policy years, or the first seven years after each increase in Total Face Amount, for example as a result of a partial withdrawal or any decrease in Total Face Amount, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Total Face Amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary premium. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policyowner should consult with a competent advisor to determine whether a transaction will cause the Policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:

•	money that you withdraw from your Policy will generally be taxed only if the total that you withdraw exceeds your investment in the Policy — which is generally equal to the total amount that you have

64	PROSPECTUS	FEDERAL TAX CONSIDERATIONS

paid in premiums reduced by any amounts you have previously received from the Policy that were tax-free. However, certain distributions that must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax even if all of your investment in the Policy has not been recovered. When you withdraw money from your Policy, your investment in the Policy is reduced by any amount withdrawn that is not taxed;

•

if you surrender your Policy, you will generally be taxed only on the amount by which the value of your Policy, including any Policy Debt, is greater than your investment in the Policy. The tax consequences of surrendering your Policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible; and

•

Policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your Policy lapses while you have an outstanding Policy loan, you may have to pay tax on the amount that you still owe.

The tax consequences of a Policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small or there is no difference at all. You should consult a tax advisor regarding these consequences including whether such a loan may be treated as a withdrawal.

If your Policy is considered a modified endowment contract:

•

all distributions other than death benefits, including partial withdrawals and surrenders, as well as amounts received from us or from other parties through Policy assignments and Policy loans, will be treated first as distributions of gain, taxable as ordinary income to the extent of any gain; and as a tax-free recovery of your investment in the Policy only after all the gain in the contract has been distributed;

•

all modified endowment contracts issued to you by GIAC or its affiliates during any calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution; and

•

a 10% penalty tax will also generally apply to any taxable distribution. There are certain exceptions, but they apply only to taxpayers who are individuals. The Policy will generally be owned by a business entity, not an individual.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	65

TAX TREATMENT OF EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another policy, as long as the same person is being insured (a change of the insured is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original Policy was issued, if you exchange your Policy. You should consult with a tax advisor if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to Policies where necessary to attempt to ensure that they continue to qualify as life insurance under the Internal Revenue Code, and policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all Policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators. Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Executive Benefits VUL Policy, please consult a legal or tax advisor.

ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The Policy will generally be owned by a business entity, not an individual. In that case, the owner should not be affected by federal estate and generation-skipping transfer tax considerations. If the Policy is owned by an individual, however, the owner should consult a tax advisor about the federal estate and generation-skipping transfer tax consequences of owning the Policy.

For 2012, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

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OTHER TAX CONSEQUENCES

Special considerations for non-individual owners and business beneficiaries of Policies

Executive Benefits VUL Policies can be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split-dollar insurance plans, and executive bonus plans, retiree medical benefits plans, or other similar plans. The tax consequences of these plans will vary depending on individual arrangements and circumstances. If you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should first consult a tax advisor regarding your specific circumstances.

Deductibility of interest and premiums. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Internal Revenue Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules and the business would not be able to deduct, as a business expense or otherwise, the premium paid for the Policy. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

In addition, rules have been passed by Congress relating to life insurance owned by businesses and the IRS has issued guidance relating to split-dollar arrangements. Due to the complexity of these rules, and because they are affected by your facts and circumstances, any business should consult with a qualified tax advisor before buying a Policy, and before making any changes or transactions under the Policy.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. You should consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	67

contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative minimum tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the policyowner is subject to that tax. Corporate policyowners should consult their own tax advisors as to whether they are subject to the alternative minimum tax, and, if so, what impact ownership of the Policy will have on their alternative minimum tax liability.

Employer-owned life insurance contracts. An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. Pursuant to recently enacted Section 101(j) of the Internal Revenue Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by Section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. Contracts issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Corporate policyowners should consult their own tax advisers.

In addition, Internal Revenue Code Section 6039I requires any policyowner of employer-owned contracts to file an annual return providing certain information about such contracts.

It is the policyowner’s responsibility to satisfy the requirements of Sections 101(j) and 6039I.

If you fail to observe the notice and consent requirements of Section 101(j) of the Internal Revenue Code, the death benefit will be taxable to you when received.

If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Employers considering the purchase of, or owning one or more, life insurance contracts should consult their own advisers as to their obligations under Sections 101(j) and 6039I.

Medicare Tax on Investment Income. Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax advisor about the impact of this new tax on distributions from your policy.

68	PROSPECTUS	FEDERAL TAX CONSIDERATIONS

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

GIAC’S TAXES

Based on current life insurance tax regulations, GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account that support account values. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life. We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the Policy.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation-skipping transfer taxes unless you tell us in writing that these taxes are not required.

Life insurance purchases by residents of Puerto Rico

The Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

Possible tax law

changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	69

RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

As explained in “The Variable Investment Options,” we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds’ shareholders. Where we are required to by law, we will vote fund shares based on the instructions we receive from Executive Benefits VUL policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their Policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. Because of this proportional voting, a small number of policyowners could control the outcome of a vote. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund’s directors, part of your Policy Account Value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders’ meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund by the net asset value of the variable investment option’s shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund’s investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners’ voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund’s investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See “Rights Reserved by GIAC.” If a vote is required, you will be given one vote for every $100 of your Policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners. You do not have the right to vote on the operations of the fixed-rate option.

70	PROSPECTUS	RIGHTS AND RESPONSIBILITIES

LIMITS TO GIAC’S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your Policy or any Total Face Amount increase once it is in force for two years. If we successfully challenge an increase in Total Face Amount, the death benefit will be the amount that would have been payable had such increase not taken effect. If this Policy is reinstated, the Policy will have a new two-year contestable period from the date of reinstatement.

The period of time during which we can challenge the Policy or any increase in Total Face Amount may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the Policy using the correct age or sex.

Suicide exclusion

If the insured commits suicide within two years of the Policy’s Issue Date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of (a) or (b) as of the date of death where:

(a)	is the sum of all Policy premiums paid, minus any Policy Debt, and minus any partial withdrawals; and

(b)	is the Policy Account Value minus any Policy Debt.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Total Face Amount, our liability, with respect to such increase, will be limited to the cost of insurance for such increase.

The period during which our liability is limited when the insured’s death results from suicide may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of the policyowners and their beneficiaries, or are appropriate to carry out the purposes of the Policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

•	operating the Separate Account in any form permitted by law;

•	taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act;

•	de-registering the Separate Account under the 1940 Act;

Incontestability

Generally, we cannot challenge your Policy once it is in force for two years.

RIGHTS AND RESPONSIBILITIES	PROSPECTUS	71

•	transferring the assets from one division of the Separate Account into other divisions, or to one or more separate accounts, or to our general account;

•	adding, combining or removing investment divisions in the Separate Account;

•

substituting, for the Policy Account Value held in any investment division, the shares of another class issued by a mutual fund in which such values are invested or the shares of a different mutual fund, or any other investment allowed by law;

•

modifying, adding to, suspending or eliminating your ability to direct how your Net Premiums are invested, or to transfer Unloaned Policy Account Value among the variable investment options or the fixed-rate option;

•	changing the way we make deductions or collect charges, consistent with the limits outlined in the Policy;

•	changing the Policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the Policy; or

•	making any changes necessary to the Policy so that it conforms with any action we are permitted to take.

Substitutions may be made with respect to existing Policy Account Value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or Policy Account Value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See “Transfers among the investment options.”

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days of receiving your Policy; or

•	45 days of signing your completed Policy application.

Longer periods may apply in some states. You should refer to your Policy for further details.

If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the premiums you have made towards your Policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.

72	PROSPECTUS	RIGHTS AND RESPONSIBILITIES

OTHER INFORMATION

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Guardian Investor Services LLC (GIS) for the distribution and sale of the Policies. GIS is affiliated with us. GIS acts as principal underwriter of the Executive Benefits VUL Policies as well as other variable life insurance policies and variable annuities that we offer. The Executive Benefits VUL Policies are distributed by GIAC agents who are licensed by state insurance authorities to sell variable life insurance and are Registered Representatives of GIS or other broker-dealer firms with which GIAC has entered into agreements to sell the policies, including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC.

The actual amount of compensation received by your Registered Representative will vary depending on specific payment arrangements of the broker-dealer, but the maximum payable for the sale of the Policies is as follows:

Policy Year one — premiums up to one Target Premium:

Generally, GIAC pays a maximum of 22% of Policy premiums up to one Target Premium in the first Policy Year.

Policy Years two through six — premiums up to one Target

Premium: Generally, GIAC pays a maximum of 3.0% of Policy premiums up to one Target Premium in Policy Years two through six.

Policy Year one — premiums in excess of one Target Premium:

Generally, GIAC pays a maximum of 1.00% of Policy premiums in excess of one Target Premium in Policy Year one.

Policy Years two through six — premiums in excess of one Target

Premium: Generally, GIAC pays a maximum of 1.50% of Policy premiums in excess of one Target Premium in Policy Years two through six.

Policy Years seven and thereafter: Generally, GIAC pays a maximum of 0.15% of Unloaned Policy Account Value per annum monthly in Policy Years seven and thereafter.

We reserve the right to pay any compensation permissible under applicable state law and regulations while a Policy is in force including, for example, additional sales or service compensation, or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of Policies in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

The fees and charges imposed under the Policy defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the Policies, but

OTHER INFORMATION	PROSPECTUS	73

commissions and other compensation are considered by GIAC in setting the levels of the charges that you do pay under the Policy.

If you return your Policy under the right to cancel provisions, the GIAC agent may have to return some or all of any commission we have paid.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Policies’ guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to GIAC, and no policyowner shall have any right of action against any reinsurer.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See “How your premiums are allocated” and “Transfers among the investment options” for more details on requesting these transactions by telephone.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your Policy information and perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our Web site for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You may always request paper copies of any of these documents at any time by calling our Customer Service Office.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your Policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

74	PROSPECTUS	OTHER INFORMATION

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to Policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or nonperformance; or any interruption resulting from emergency circumstances.

CERTAIN RESTRICTIONS ON PAYMENTS UNDER THE POLICY

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policyowner’s Policy. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits. If a Policy were frozen, the Policy Account Value would be moved to a special segregated account and held there until we received instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your Policy to government agencies and departments.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Executive Benefits VUL Policy estimates different risks for men and women in establishing a Policy’s premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying an Executive Benefits VUL Policy in connection with an insurance or benefits program should consult with their legal advisor to determine if the Policy is appropriate for this purpose.

ILLUSTRATIONS

Illustrations can help demonstrate how the Policy operates, given the Policy’s charges, investment options and any optional features selected, how you plan to accumulate or access Policy Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy’s death benefit, Alternate Cash Surrender Value and Policy Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your Registered Representative or us (by calling 800-441-6455) to provide an illustration, without charge, based upon your specific situation.

OTHER INFORMATION	PROSPECTUS	75

Personalized illustrations will use either

(1)	the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(2)	the weighted average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(3)	the fund-specific weighted average of the investment advisory fees and operating expenses incurred by the underlying mutual funds selected by the policyowner and the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds.

Whichever illustration you receive, the average used will be based on the actual fees and expenses incurred by the underlying mutual funds during 2011 after applicable reimbursements and waivers.

Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized in the illustration.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of GIS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the policy.

FINANCIAL STATEMENTS

The financial statements of GIAC and the Separate Account are contained in the Statement of Additional Information.

76	PROSPECTUS	OTHER INFORMATION

APPENDIX A

SPECIAL TERMS USED IN THIS PROSPECTUS

Some of the special terms used in this prospectus are defined below.

Alternate Cash Surrender Value (your Policy refers to this as Alternate Net Cash Surrender Value)

The Policy Account Value plus a percentage of the total of all premium charges we have deducted from the premiums you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. Beginning with Policy Month 84, the Alternate Cash Surrender Value equals the Policy Account Value.

Attained Age

The insured’s age on his or her birthday closest to the Policy Date plus the number of Policy Years completed since the Policy Date.

Basic Face Amount

The amount of coverage provided by the Policy, excluding any Supplemental Face Amount. The minimum Basic Face Amount is currently $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

Business Day

Each day that GIAC processes transactions, currently including each day on which the NYSE or its successor is open for trading and GIAC is open for business. GIAC’s close of business is 4:00 p.m. New York time or, if earlier, the close of the NYSE. If any transaction or event occurs or is scheduled to occur on a day that is not a Business Day, or if a transaction request is received after GIAC’s close of business, such transaction or event will be deemed to occur as of the next following Business Day unless otherwise specified. Currently, the only day on which the NYSE is open and GIAC is closed is the day after the Thanksgiving holiday. It is, however, possible that GIAC could be closed due to extreme weather conditions or other acts of God at times when the NYSE remains open. So long as the NYSE is open, we will calculate unit values and deduct Monthly Deductions on that day, even if GIAC is closed.

Customer Service Office

For regular mail: The Guardian Insurance & Annuity Company, Inc., Customer Service Office, P.O. Box 26125, Lehigh Valley, PA 18002-6125, 800-441-6455

For registered, certified or express mail: The Guardian Insurance & Annuity Company, Inc., 3900 Burgess Place, Bethlehem, PA 18017

Good Order

Notice from the party authorized to initiate a transaction under this Policy in a form satisfactory to GIAC, including all information required by GIAC to process the requested transaction.

Initial Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount coverage in force on the Policy’s Issue Date.

APPENDICES	PROSPECTUS	77

APPENDIX A

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue Date

The date your Policy is issued at GIAC’s Customer Service Office.

Loan Account

An account to which values from the variable investment options and the fixed-rate option are transferred when a policy loan is taken and to which we credit interest earned on the Loan Amount. The Loan Account is equal to the loan plus interest we credit to the Loan Account.

Loan Amount

The sum of any amounts borrowed plus any capitalized loan interest less any loan repayment.

Minimum to Issue Premium

The amount of premium that is due on the date your Policy is issued and must be paid in order for your Policy to take effect. It is shown in your Policy. It varies based on issue age, sex and underwriting class of the insured and Total Face Amount of the Policy.

Monthly Deduction

The total of the charges due and payable on each Monthly Processing Date including cost of insurance and mortality and expense risk charges.

Monthly Processing Date

The day of each Policy Month on which the Monthly Deduction is deducted from the Policy Account Value and certain Policy benefits and values are calculated. The Monthly Processing Date is the same date of each calendar month as the Policy Date, or the last day of a calendar month if that is earlier. If such calendar day is not a Business Day, the Monthly Processing Date will be the next following Business Day.

Net Amount at Risk

The difference between the amount of the Policy’s death benefit that you would be paid and the Policy Account Value, after subtracting all applicable Monthly Deductions other than cost of insurance.

Net Cash Surrender Value

The Alternate Cash Surrender Value of your Policy less any Policy Debt, but not less than zero.

Net Premium

The amount of premium that remains after we deduct premium charges from the premiums you pay.

1940 Act

The Investment Company Act of 1940, as amended.

78	PROSPECTUS	APPENDICES

APPENDIX A

NYSE

The New York Stock Exchange.

Policy Account Value

The sum of the values of the variable investment options, the fixed-rate option and the Loan Account.

Policy Anniversary

The same date each year as the Policy Date.

Policy Date

This date is used to measure Policy Months, Policy Years, Policy Anniversaries, and Monthly Processing Dates. It also determines the age of the insured at issue. Your Policy Date is shown in the Policy Data section of your Policy.

Policy Debt

The unpaid Policy Loan Amount plus the accrued and unpaid interest on those loans.

Policy Year

The year commencing with the Policy Date or with an anniversary of that date.

SEC

The United States Securities and Exchange Commission.

Supplemental Face Amount

Additional insurance coverage that provides a level death benefit to the Policy Anniversary nearest the insured’s 100th birthday.

Target Premium

A measure of premium used to determine your Policy’s premium charges and agent commissions. Only the Policy’s Basic Face Amount has a Target Premium. The Target Premium associated with the Basic Face Amount is based on the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount, including any increases or decreases in the Total Face Amount, since the Issue Date. On the Policy Anniversary on which the insured is Attained Age 100, all Supplemental Face Amount coverage will end and thereafter the Total Face Amount will equal the Basic Face Amount in effect on the date of determination.

Unloaned Policy Account Value

The Policy Account Value less the Loan Account.

APPENDICES	PROSPECTUS	79

APPENDIX B

TABLE OF ALTERNATE CASH SURRENDER VALUE PERCENTAGES

Table of percentages used in the calculation of the Alternate Cash Surrender Value.

Policy Month	Percentage	Policy Month	Percentage
1	120%	43	89.17%
2	120%	44	88.33%
3	120%	45	87.50%
4	120%	46	86.67%
5	120%	47	85.83%
6	120%	48	85.00%
7	120%	49	82.92%
8	120%	50	80.83%
9	120%	51	78.75%
10	120%	52	76.67%
11	120%	53	74.58%
12	120%	54	72.50%
13	118.75%	55	70.42%
14	117.50%	56	68.33%
15	116.25%	57	66.25%
16	115.00%	58	64.17%
17	113.75%	59	62.08%
18	112.50%	60	60.00%
19	111.25%	61	57.92%
20	110.00%	62	55.83%
21	108.75%	63	53.75%
22	107.50%	64	51.67%
23	106.25%	65	49.58%
24	105.00%	66	47.50%
25	104.17%	67	45.42%
26	103.33%	68	43.33%
27	102.50%	69	41.25%
28	101.67%	70	39.17%
29	100.83%	71	37.08%
30	100.00%	72	35.00%
31	99.17%	73	32.08%
32	98.34%	74	29.17%
33	97.50%	75	26.25%
34	96.67%	76	23.33%
35	95.83%	77	20.42%
36	95.00%	78	17.50%
37	94.17%	79	14.58%
38	93.33%	80	11.67%
39	92.50%	81	8.75%
40	91.67%	82	5.83%
41	90.83%	83	2.92%
42	90.00%	84 & Over	0%

80	PROSPECTUS	APPENDICES

APPENDIX C

HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after-tax annual rates of 0%, 6% and 10%. The tables are based on Policies with face amounts of $1,000,000 for a male insured, issue age 48, guaranteed underwriting class, utilizing the Cash Value Accumulation Test. Values are first given based on current charges and then based on the Policy’s higher guaranteed charges. Each illustration is given for a policy with a level death benefit (sometimes known as Option 1). These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Executive Benefits VUL Policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing an Executive Benefits VUL Policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, Net Cash Surrender Values and Policy Account Values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

Death benefits, Net Cash Surrender Values and Policy Account Values will also be different from the amounts shown if (1) the actual gross rates of return average 0%, 6% or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner’s allocation of the Unloaned Policy Account Value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy’s performance. Policy loans and other Policy transactions, such as partial withdrawals, will also affect results, as will the insured’s sex and underwriting class.

Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the Monthly Deduction is deducted from the Policy Account Value on each Monthly Processing Date. See “Deductions and Charges.” The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.98% of the average daily net assets of such funds. The arithmetic average is based upon actual expenses of the funds incurred during 2011, before taking into account any applicable expense reimbursements or fee waivers. For an explanation of the expenses, see the accompanying fund prospectuses. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein.

Taking account of the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at -0.98%, 5.02% and 9.02%, respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See “GIAC’s taxes.”

APPENDICES	PROSPECTUS	81

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

GIAC will furnish upon request an illustration reflecting the proposed insured’s age, sex, underwriting class, face amount requested and applicable life insurance test, but a premium-based illustration must reflect GIAC’s current minimum Face Amount requirement for Executive Benefits VUL — which is $100,000 ($250,000 for fully underwritten preferred plus NT Policies). These personalized illustrations will use both (i) a fund-specific weighted average of the investment advisory fees and operating expenses incurred by the mutual funds selected by the policyowner and (ii) an arithmetic average of the investment advisory fees and expenses incurred by all funds, based on actual fees and expenses of the funds incurred during 2011, after applicable reimbursements, waivers and restatements.

These illustrations will refer to “net outlay” as the cash flow into or out of the Policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any Policy loan or partial withdrawal received in cash. For purposes of these illustrations, “net outlay” will be equal to Target Premium. With this Policy, we reasonably expect that policyowners will pay the Target Premium annually. Therefore, the illustrations are based on this expectation and as a result show premiums being paid only through Policy Year seven. If the policyowner pays the Target Premium for seven years, any additional payment after that would cause the Policy to become a modified endowment contract.

From time to time, advertisements or sales literature for Executive Benefits VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

GIAC began to offer Executive Benefits VUL on October 15, 2008. As such, the Policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The results for any period prior to the Policies’ being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. Thus the illustrations will reflect deductions for each fund’s expenses, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the Policy in question.

82	PROSPECTUS	APPENDICES

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect CURRENT cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Current Charges and 0% Gross (-0.98% Net) Return				Assuming Current Charges and 6% Gross (5.02% Net) Return				Assuming Current Charges and 10% Gross (9.02% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	45,928	51,658	1,000,000	53,060	48,766	54,497	1,000,000	53,060	50,659	56,390	1,000,000
2	53,060	91,292	101,320	1,000,000	53,060	99,873	109,901	1,000,000	53,060	105,785	115,813	1,000,000
3	53,060	136,107	149,717	1,000,000	53,060	153,457	167,067	1,000,000	53,060	165,807	179,417	1,000,000
4	53,060	180,381	196,617	1,000,000	53,060	209,657	225,894	1,000,000	53,060	231,191	247,428	1,000,000
5	53,060	224,119	238,445	1,000,000	53,060	268,621	282,948	1,000,000	53,060	302,453	316,780	1,000,000
6	53,060	267,334	277,362	1,000,000	53,060	330,516	340,545	1,000,000	53,060	380,170	390,198	1,000,000
7	53,060	310,036	310,036	1,000,000	53,060	395,521	395,521	1,000,000	53,060	464,529	464,529	1,119,242
8	—	304,237	304,237	1,000,000	—	412,919	412,919	1,001,665	—	503,518	503,518	1,176,234
9	—	298,188	298,188	1,000,000	—	431,007	431,007	1,007,896	—	545,635	545,635	1,236,444
10	—	291,856	291,856	1,000,000	—	449,791	449,791	1,014,350	—	591,114	591,114	1,300,028
15	—	291,856	291,856	1,000,000	—	449,791	449,791	1,014,350	—	591,114	591,114	1,300,028
20	—	254,244	254,244	1,000,000	—	554,141	554,141	1,076,765	—	877,914	877,914	1,672,488
25	—	200,921	200,921	1,000,000	—	676,747	676,747	1,155,199	—	1,292,495	1,292,495	2,163,034
30	—	118,803	118,803	1,000,000	—	818,793	818,793	1,241,802	—	1,885,159	1,885,159	2,803,005
35	—	—	—	—	—	982,443	982,443	1,341,444	—	2,726,790	2,726,790	3,650,139
40	—	—	—	—	—	1,169,894	1,169,894	1,462,108	—	3,914,371	3,914,371	4,796,033
45	—	—	—	—	—	1,385,713	1,385,713	1,616,135	—	5,589,324	5,589,324	6,390,695
50	—	—	—	—	—	1,635,081	1,635,081	1,813,367	—	7,950,532	7,950,532	8,644,212
55	—	—	—	—	—	1,940,986	1,940,986	2,043,029	—	11,377,585	11,377,585	11,740,750
60	—	—	—	—	—	2,438,013	2,438,013	2,438,013	—	17,227,992	17,227,992	17,227,992
65	—	—	—	—	—	3,114,556	3,114,556	3,114,556	—	26,531,728	26,531,728	26,531,728
70	—	—	—	—	—	3,978,837	3,978,837	3,978,837	—	40,859,818	40,859,818	40,859,818
75	—	—	—	—	—	5,082,954	5,082,954	5,082,954	—	62,925,592	62,925,592	62,925,592
76	—	—	—	—	—	5,887,517	5,887,517	5,887,517	—	81,535,331	81,535,331	81,535,331

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDICES	PROSPECTUS	83

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect GUARANTEED cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Guaranteed Charges and 0% Gross (-0.98% Net) Return				Assuming Guaranteed Charges and 6% Gross (5.02% Net) Return				Assuming Guaranteed Charges and 10% Gross (9.02% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	44,648	50,378	1,000,000	53,060	47,447	53,177	1,000,000	53,060	49,313	55,044	1,000,000
2	53,060	88,833	98,862	1,000,000	53,060	97,264	107,293	1,000,000	53,060	103,074	113,103	1,000,000
3	53,060	132,532	146,142	1,000,000	53,060	149,556	163,166	1,000,000	53,060	161,678	175,288	1,000,000
4	53,060	175,720	191,956	1,000,000	53,060	204,433	220,669	1,000,000	53,060	225,561	241,798	1,000,000
5	53,060	218,339	232,665	1,000,000	53,060	261,984	276,310	1,000,000	53,060	295,181	309,507	1,000,000
6	53,060	260,391	270,419	1,000,000	53,060	322,370	332,399	1,000,000	53,060	371,108	381,136	1,000,000
7	53,060	301,840	301,840	1,000,000	53,060	385,735	385,735	1,000,000	53,060	453,413	453,413	1,094,091
8	—	294,562	294,562	1,000,000	—	401,238	401,238	1,000,000	—	489,927	489,927	1,146,376
9	—	286,805	286,805	1,000,000	—	417,184	417,184	1,000,000	—	529,104	529,104	1,201,129
10	—	278,523	278,523	1,000,000	—	433,593	433,593	1,000,000	—	571,124	571,124	1,258,467
15	—	278,523	278,523	1,000,000	—	433,593	433,593	1,000,000	—	571,124	571,124	1,258,467
20	—	228,212	228,212	1,000,000	—	523,788	523,788	1,020,086	—	832,219	832,219	1,588,964
25	—	149,777	149,777	1,000,000	—	623,625	623,625	1,067,576	—	1,194,472	1,194,472	2,004,641
30	—	24,419	24,419	1,000,000	—	734,152	734,152	1,116,937	—	1,695,155	1,695,155	2,528,305
35	—	—	—	—	—	851,550	851,550	1,167,309	—	2,370,304	2,370,304	3,185,275
40	—	—	—	—	—	969,186	969,186	1,217,956	—	3,252,161	3,252,161	4,006,350
45	—	—	—	—	—	1,080,347	1,080,347	1,269,157	—	4,370,178	4,370,178	5,032,563
50	—	—	—	—	—	1,180,899	1,180,899	1,320,992	—	5,758,629	5,758,629	6,314,436
55	—	—	—	—	—	1,296,155	1,296,155	1,374,659	—	7,619,635	7,619,635	7,921,687
60	—	—	—	—	—	1,596,931	1,596,931	1,596,931	—	11,317,076	11,317,076	11,317,076
65	—	—	—	—	—	2,040,075	2,040,075	2,040,075	—	17,428,705	17,428,705	17,428,705
70	—	—	—	—	—	2,606,190	2,606,190	2,606,190	—	26,840,833	26,840,833	26,840,833
75	—	—	—	—	—	3,329,400	3,329,400	3,329,400	—	41,335,849	41,335,849	41,335,849
76	—	—	—	—	—	3,856,399	3,856,399	3,856,399	—	53,560,595	53,560,595	53,560,595

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS MADE BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% OR 10% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

84	PROSPECTUS	APPENDICES

TABLE OF CONTENTS FOR

STATEMENT OF ADDITIONAL INFORMATION

ABOUT GIAC

ADDITIONAL INFORMATION ABOUT THE POLICY

ADDITIONAL INFORMATION ABOUT CHARGES

PERFORMANCE INFORMATION

ADDITIONAL INFORMATION

FINANCIAL STATEMENTS OF THE GUARDIAN SEPARATE ACCOUNT N

CONSOLIDATED FINANCIAL STATEMENTS OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

STATEMENT OF ADDITIONAL INFORMATION–CONTENTS	PROSPECTUS	85

BACK COVER PAGE

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the Policy described in this prospectus and is incorporated into this prospectus by reference. If you would like a free copy, please call us toll-free at 800-441-6455, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Information about us (including the SAI), is also available on the SEC’s Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC’s Public Reference Room, 100 F Street, NE, Room 1580, Washington, DC 20549. (Direct questions to the SEC at 202-551-5850.)

HOW TO COMMUNICATE WITH US

Except for proper telephone transfer requests, we cannot act on any request unless it is received in writing at our Customer Service Office, in a form acceptable to us. Your request must include:

•	your policy number;

•	the full name of all policyowners;

•	the full name of the insured; and

•	your current address.

Our address for regular mail is:

The Guardian Insurance & Annuity Company, Inc.

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Our address for registered, certified or express mail is:

The Guardian Insurance & Annuity Company, Inc.

3900 Burgess Place

Bethlehem, PA 18017

If you need information on your Policy, or a free personalized illustration of death benefits, surrender values and cash values under your Policy, please contact your Registered Representative, or call us at 800-441-6455 between 8:00 a.m. and 6:00 p.m. New York (eastern) time or write us at the above address. Current policyowners should contact their Registered Representative for current personalized illustrations.

Investment Company Act File No. 811-09725

Securities Act of 1933 File No. 333-151073

86	PROSPECTUS	BACK COVER PAGE

EXECUTIVE BENEFITS VUL

Issued through The Guardian Separate Account N of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated April 30, 2012

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for The Guardian Separate Account N variable universal life insurance policy (marketed under the name “Executive Benefits VUL”) (the “Policy”) dated April 30, 2012.

A free prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002

800.441.6455

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

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ABOUT GIAC

Your Policy is issued through Separate Account N, (Separate Account or Separate Account N), of The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2011, our total admitted assets (Statutory basis) exceeded $10.1 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2011, Guardian Life had total admitted assets (Statutory basis) in excess of $35.1 billion. The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, NY 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Duff & Phelps and A.M. Best. These ratings may change at any time, and only reflect GIAC’s ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Policies, and does not guarantee the benefits provided by the Policy. The Guardian Separate Account N was established by GIAC’s Board of Directors on September 23, 1999, under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

DEATH BENEFIT OPTIONS

Cash Value Accumulation Test

To satisfy the Cash Value Test, the death benefit must be at least equal to the Alternate Cash Surrender Value on a given date multiplied by a death benefit factor. A table of death benefit factors appears in your Policy. These factors are equal to one divided by the net single premium (the single premium that would be needed to pay for the death benefit under the Policy, including any Supplemental Face Amount coverage).

Experience Factor

We calculate the unit value of each variable investment option on each Business Day by multiplying the option’s immediately preceding unit value by the experience factor (sometimes referred to as the “net investment factor”) for that day. We calculate the experience factor as follows on each Business Day:

•	the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current Business Day; plus

•

the amount per share of any dividends or capital gains distributed by the fund on the current Business Day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

•	the net asset value of one share of the same mutual fund at the close of the previous Business Day.

We do not calculate the unit value on non-Business Days. Non-Business Days use the unit value calculated as of the most recent preceding Business Day.

The prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.

Decreasing the Total Face Amount

A partial withdrawal will typically cause an immediate reduction in your Policy’s Total Face Amount;

Your Total Face Amount will be decreased by first decreasing any Supplemental Face Amount coverage and then the Basic Face Amount coverage. Your net single premiums will be recalculated.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face

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Amount may also reduce the federal tax law limits on what you can put into the Policy. In these cases you may need to have a portion of the policy’s cash value paid to you to comply with federal tax law. See “Federal tax considerations” in the prospectus.

Increasing the Total Face Amount

We’ll issue any increase as Supplemental Face Amount coverage. Each increase has its own issue date, face amount and issue age.

You don’t have to pay an additional premium to increase the Total Face Amount, so long as your Policy Account Value, less the Monthly Deduction and less Policy Debt, is not less than zero.

Increasing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract. The tax consequences associated with your Policy being classified as a modified endowment contract are discussed in the prospectus under “Federal tax considerations.”

Dollar Cost Averaging Transfer Option

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in. Amounts will be transferred automatically on each Monthly Processing Date from RS Money Market VIP Series into the variable investment options you have chosen. Before the program can begin, you must submit an authorization form. We will stop your dollar cost averaging program when:

•	the period of time listed on your dollar cost averaging authorization form ends;

•

your Policy Account Value in RS Money Market VIP Series is insufficient to cover your monthly transfer to the variable investment options you have chosen. If this happens we will divide what you do have in RS Money Market VIP Series proportionally among the variable investment options you have chosen, leaving a balance of zero in RS Money Market VIP Series;

•	you tell us in writing to end the program, and we receive this notice at least three Business Days before the next Monthly Processing Date; or

•	your Policy lapses or you surrender it.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at our Customer Service Office at least three Business Days before your Policy’s next Monthly Processing Date.

Automatic Portfolio Rebalancing Transfer Option

If you choose automatic portfolio rebalancing, your Policy Account Value will be automatically rebalanced to maintain a selected proportion of your Policy Account Value in each of the variable investment options. Generally, this selected proportion will correspond to your then-current premium allocation designation.

Before the program can begin, you must submit an authorization form. We will rebalance your Policy Account Value beginning on the date you specify in your written authorization, received in Good Order at our Customer Service Office or on the Business Day next following if the selected date is a non-Business Day. Once rebalancing begins, we will rebalance quarterly thereafter.

Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not currently charge you for using this service.

We will stop automatic rebalancing of your Policy Account Value when:

•	The period of time, if any, listed on your automatic rebalancing authorization form ends;

•	any of the variable investment options that are part of your portfolio rebalancing selections becomes unavailable for investment;

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•	you tell us in writing to end the program, and we receive this notice at our Customer Service Office at least three Business Days before the next rebalancing date; or

•	Your Policy lapses or you surrender it.

Payment Options

Under Payment Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Payment Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Payment Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Under Payment Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees.

The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your Policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Exchanging a Policy

If you elect to exchange your Policy for a level premium, fixed-benefit whole life policy then being issued by us or our affiliate, Guardian Life, the exchange may result in a cost or credit to you.

The exchange cost or credit is calculated using the following values where:

•

(a) is the cumulative premiums for the new policy (i.e., the premiums that would have been paid to the date of exchange if the new policy had been in force from the Policy Date) with an annual interest rate of 6%, less the cumulative premiums for this Policy (i.e., the actual premiums paid for this Policy to the date of the exchange) accumulated at an annual interest rate of 6%; and

•	(b) is the cash value of the new policy, less this Policy’s Net Cash Surrender Value on the exchange date.

For purposes of calculating cumulative premiums for this Policy under (a) above, any withdrawals from the Policy will be deducted from the sum of the actual premiums paid to date.

If either or both of these values are greater than zero, you must pay an exchange cost to the issuing company. If both of these values are less than zero, the issuing company will pay an exchange credit to you. The exchange cost will be the greater of (a) or (b). If one value is positive and one value is negative, the exchange cost is the positive value. The exchange credit will be the greater of (a) and (b) (i.e., the amount closer to zero).

In calculating an exchange cost or credit, we reserve the right to assess an additional charge if the insured is in a substandard risk class. This charge would be based on the substandard reserve for the new policy.

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If your policy is issued in Florida or New York, you will also have the option to convert the Policy to paid-up insurance. This option can be exercised on any Policy Anniversary and the election is irrevocable. You can obtain more information from your Registered Representative or our Customer Service Office.

Assigning the Rights to Your Policy

You may assign the rights under your Policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your Policy’s beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your Policy’s rights is legally valid. The entity or person to whom you assign your rights may exercise all rights granted under the Policy except the right to:

•	change the Policyowner or beneficiary;

•	change a payment option; and

•	direct where your Net Premiums will be invested or make transfers among the fixed-rate and variable investment options.

Assigning the rights to your Policy also may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

Modifying the Policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this Policy. No agent has the authority to:

•	change this Policy;

•	waive any provision of this Policy or any of GIAC’s requirements; or

•	waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features and optional programs.

However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your Policy Account Value. To obtain more information about these other policies, contact our Customer Service Office or your registered representative.

Distribution of the Policy and Other Contractual Arrangements

We have an agreement with Guardian Investor Services LLC (GIS) for GIS to act as the principal underwriter of the Policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. GIS is a broker-dealer registered under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority (“FINRA”). Under this agreement we paid through GIS for the sale of products issued by the Separate Account a total of $1,929,548 in 2009, $1,831,299 in 2010, and $2,234,946 in 2011. GIS did not retain any of such commissions.

GIS is a Delaware corporation organized on December 19, 2001; it is a wholly owned subsidiary of GIAC and is located at 7 Hanover Square, New York, NY 10004.

The offering of the Policies is continuous, and we do not anticipate discontinuing offering the Policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

B-5

Agents and Commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of GIS, or of broker-dealer firms that have entered into agreements with GIAC and GIS to sell Policies, which may include our affiliate Park Avenue Securities LLC.

The prospectus contains information regarding commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this Statement of Additional Information.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your Policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative Services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Currently, our parent company, Guardian Life, has an agreement with American Financial Systems, Inc. (“AFS”), a Massachusetts corporation, having its principal place of business at 610 Lincoln Street, Suite 100, Waltham, MA, pursuant to which AFS will provide certain services to support GIAC’s Executive Benefits VUL Policies including but not limited to (i) providing illustrations for the Policies, (ii) providing third party administrative services for executive benefit plans using the Policies as funding vehicles, such as plan enrollment, implementation, administration and case management, (iii) coordinating allocation of cash values with allocations made by the policyowner’s plan participants/insureds on an ongoing basis, and (iv) providing the policyowner and plan participants/insureds access to on-line account information services. Guardian Life will make payments to AFS on behalf of GIAC consisting of royalties based on premiums received by GIAC for the Policies, an annual maintenance fee for on-line systems access services, and reimbursement for services provided by employees of AFS on behalf of the Policies including a percentage of salaries and bonuses, allocated overhead expenses and information technology infrastructure expenses. This agreement took effect in 2012. Prior to 2012, AFS was a wholly-owned subsidiary of Guardian Life. For the year ended December 31, 2009, pursuant to a predecessor service agreement, Guardian Life made payments of $369,000 and GIAC made payments of $522,000 to AFS. For the year ended December 31, 2010, pursuant to the predecessor agreement, Guardian Life made payments of $2,456,174 and GIAC made payments of $298,417 to AFS, and for the year ended December 31, 2011, GIAC made payments of $821,289 to AFS.

Other Agreements

We have entered into several other agreements, including:

•

agreements with the RS, AllianceBernstein, Alger, American Century, BlackRock, Davis, Delaware, Fidelity, Franklin, Gabelli, Ibbotson, Invesco, Ivy, Janus, Legg Mason, MFS, Oppenheimer, PIMCO, Templeton, and Wells Fargo fund complexes (or affiliated entities) under which we are compensated for certain distribution and/or administrative costs and expenses connected to the offering and sale of their funds to our policyholders. The amount we receive is based on a percentage of assets under management. We may also receive 12b-1 fees from the funds.

ADDITIONAL INFORMATION ABOUT CHARGES

Cost of Insurance Charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual Policy, but are made equally to all Policies where the insured people are of the same Attained Age, sex, and underwriting class. We may increase this charge when we expect:

•	a higher number of deaths among people in a certain group;

•	higher expenses or federal income taxes;

•	a higher number of Policies that are allowed to lapse by their policyowners;

•	an increase in state or local premium taxes; or

•	lower earnings.

B-6

Generally, reducing the Net Amount at Risk results in lower charges for the cost of insurance. Under Option 1, in which the death benefit is the Total Face Amount of your Policy, you reduce the Net Amount at Risk when you pay premiums. That’s because premiums increase the Policy Account Value. The Net Amount at Risk can increase, for example, when we increase a Policy’s death benefit to meet the requirements of the Internal Revenue Code. See “Death benefit” in the prospectus. A higher Net Amount at Risk results in higher deductions for cost of insurance.

Actuarial Experts

The actuarial matters contained in this prospectus have been examined by Elizabeth C. Rogalin, FSA, MAAA, Vice President & Chief Actuary, Retirement Solutions, of GIAC. Her opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

Communications We’ll Send You

Shortly after your Policy Anniversary each year, we will send you an updated statement showing the following information:

•	the amount of your current death benefit;

•	the instructions we have on file regarding where to invest your Net Premiums, and how much you have invested in each of the allocation options;

•	your Policy Account Value and Alternate Cash Surrender Value;

•	the amount you have paid in Policy premiums and the charges that we have deducted since the last Policy Anniversary;

•	a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement;

•	the total of any outstanding Policy Debt that you owe us; and

•	the interest rate for allocations to the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. The annual reports will contain audited financial statements.

We will confirm in writing receipt of your Policy premiums and any transfers or other transactions. However, you will not automatically receive a confirmation statement for premium payments paid through the pre-authorized checking plan; these confirmation statements will be mailed only upon request. We will also write you to request a required payment to keep your Policy from lapsing.

If several members of the same household own a Policy, we may send only one annual report, semi-annual report and prospectus to that address unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

Advertising Practices

In our advertisements and sales materials for the Policies we may include:

•	articles or reports on variable life insurance in general, or specifically, and any other information published in business or general information publications;

•	relevant indices or rankings of investment securities or similar groups of funds;

•	comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies; and

•

comparisons with other investments, including those guaranteed by various governments. We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

B-7

We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, GIS and others in the investment industry. We may also refer to past, current or prospective economic trends and investment performance, and any other information that may be of interest.

Advertisements and sales literature about the variable life policies and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Group

•	A.M. Best & Co.

•	Duff & Phelps

These ratings relate only to GIAC’s ability to meet its obligations under the Policy’s fixed-rate option and to pay death benefits provided under the Policy, not to the performance or safety of the variable investment options.

Legal Matters

The legal validity of the Policy has been confirmed by Richard T. Potter, Jr., Senior Vice President and Counsel of GIAC.

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Policies, and not as an indication of the investment experience of the Separate Account.

Experts

The statutory basis balance sheets of GIAC as of December 31, 2011 and 2010 and the related statements of operations, of changes in surplus and of cash flows for each of the two years in the period ended December 31, 2011 and the statement of assets and liabilities of Separate Account N as of December 31, 2011 and the related statement of operations for the year then ended and the statement of changes in net assets for the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-8

[This page intentionally left blank.]

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I	RS High Yield VIP Series Class I

Assets:
Shares owned in underlying fund	138,453	613,582	84,930
Net asset value per share (NAV)	34.15	9.12	7.19

Total Assets (Shares x NAV)	$4,728,167	$5,595,864	$610,649
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$4,728,167	$5,595,864	$610,649

Net Assets: Total
Contract value in accumulation period	$4,728,167	$5,595,864	$610,649

Net Assets	$4,728,167	$5,595,864	$610,649

Total Units Outstanding	566,036	542,705	32,322
Unit Value (Accumulation)	$8.35	$10.31	$18.89

Cost of Shares in Underlying Fund	$4,716,602	$5,450,695	$645,931

STATEMENT OF OPERATIONS Year Ended December 31, 2011

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I	RS High Yield VIP Series Class I
2011 Investment Income
Income:
Reinvested dividends	$51,544	$102,765	$48,568
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	51,544	102,765	48,568

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,510)	(7,433)	47,709
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	(1,510)	(7,433)	47,709
Net change in unrealized appreciation/(depreciation) of investments	(569,923)	(2,727)	(67,699)

Net realized and unrealized gain/(loss) from investments	(571,433)	(10,160)	(19,990)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(519,889)	$92,605	$28,578

See notes to financial statements.

B-10

Investment Divisions
RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset	RS International Growth VIP Series Class I

90,601	102,415	210,288	55,667	11,966,904	113,957	158,953
10.33	11.44	12.57	10.55	1.00	18.62	16.99

$935,903	$1,171,626	$2,643,326	$587,288	$11,966,904	$2,121,873	$2,700,610

—	—	—	—	—	—	—

$935,903	$1,171,626	$2,643,326	$587,288	$11,966,904	$2,121,873	$2,700,610

$935,903	$1,171,626	$2,643,326	$587,288	$11,966,904	$2,121,873	$2,700,610

$935,903	$1,171,626	$2,643,326	$587,288	$11,966,904	$2,121,873	$2,700,610

71,066	84,164	130,768	63,794	946,969	108,401	242,741
$13.17	$13.92	$20.21	$9.21	$12.64	$19.57	$11.13

$961,046	$1,188,765	$2,645,598	$642,025	$11,966,904	$1,843,774	$2,827,103

Investment Divisions
RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset	RS International Growth VIP Series Class I

$22,550	$—	$98,630	$—	$2,861	$10,174	$34,231

—	—	—	—	—	—	—

22,550	—	98,630	—	2,861	10,174	34,231

631	77,449	144,405	18,882	—	(33,056)	45,786
500	—	25,594	—	—	4,522	25,299

1,131	77,449	169,999	18,882	—	(28,534)	71,085
(6,195)	(181,555)	(54,043)	(80,004)	—	(2,285)	(446,782)

(5,064)	(104,106)	115,956	(61,122)	—	(30,819)	(375,697)

$17,486	$(104,106)	$214,586	$(61,122)	$2,861	$(20,645)	$(341,466)

B-11

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	RS Emerging Markets VIP Series Class I	RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion

Assets:
Shares owned in underlying fund	155,057	240,858	27,943
Net asset value per share (NAV)	16.56	12.84	12.56

Total Assets (Shares x NAV)	$2,567,744	$3,092,621	$350,966
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,567,744	$3,092,621	$350,966

Net Assets: Total
Contract value in accumulation period	$2,567,744	$3,092,621	$350,966

Net Assets	$2,567,744	$3,092,621	$350,966

Total Units Outstanding	80,331	194,401	47,165
Unit Value (Accumulation)	$31.96	$15.91	$7.44

Cost of Shares in Underlying Fund	$3,186,617	$2,637,314	$368,473

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	RS Emerging Markets VIP Series Class I	RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion
2011 Investment Income
Income:
Reinvested dividends	$—	$—	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	—	—	—

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	137,755	12,776	(23,303)
Reinvested realized gain distributions	352,452	—	—

Net realized gain/(loss) on investments	490,207	12,776	(23,303)
Net change in unrealized appreciation/(depreciation) of investments	(1,249,712)	(93,252)	40,085

Net realized and unrealized gain/(loss) from investments	(759,505)	(80,476)	16,782

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(759,505)	$(80,476)	$16,782

See notes to financial statements.

B-12

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. Capital Appreciation Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

94,221	13,866	24,362	36,217	18,341	36,799	12,384
18.52	21.42	16.74	26.72	26.51	12.39	11.47

$1,744,975	$297,000	$407,820	$967,705	$486,225	$455,942	$142,039

—	—	—	—	—	—	—

$1,744,975	$297,000	$407,820	$967,705	$486,225	$455,942	$142,039

$1,744,975	$297,000	$407,820	$967,705	$486,225	$455,942	$142,039

$1,744,975	$297,000	$407,820	$967,705	$486,225	$455,942	$142,039

130,633	47,107	32,954	110,249	48,044	37,652	14,308
$13.36	$6.30	$12.38	$8.78	$10.12	$12.11	$9.93

$1,626,744	$296,277	$353,713	$908,196	$496,584	$443,287	$158,321

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. Capital Appreciation Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$10,197	$500	$13,839	$9,630	$3,796	$5,960	$149

—	—	—	—	—	—	—

10,197	500	13,839	9,630	3,796	5,960	149

(95,739)	(12,779)	(24,659)	20,922	11,507	(4,418)	15,768
—	—	—	—	—	—	—

(95,739)	(12,779)	(24,659)	20,922	11,507	(4,418)	15,768
157,741	(15,359)	72,761	(24,651)	(30,723)	15,727	(31,519)

62,002	(28,138)	48,102	(3,729)	(19,216)	11,309	(15,751)

$72,199	$(27,638)	$61,941	$5,901	$(15,420)	$17,269	$(15,602)

B-13

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	Invesco V.I. Utilities Series II	Invesco Van Kampen V.I. Growth and Income Series II	Alger Capital Appreciation Class S

Assets:
Shares owned in underlying fund	6,758	50,537	9,792
Net asset value per share (NAV)	16.63	17.74	50.72

Total Assets (Shares x NAV)	$112,390	$896,534	$496,662
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$112,390	$896,534	$496,662

Net Assets: Total
Contract value in accumulation period	$112,390	$896,534	$496,662

Net Assets	$112,390	$896,534	$496,662

Total Units Outstanding	10,368	86,059	44,973
Unit Value (Accumulation)	$10.84	$10.42	$11.04

Cost of Shares in Underlying Fund	$108,870	$869,407	$500,589

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	Invesco V.I. Utilities Series II	Invesco Van Kampen V.I. Growth and Income Series II	Alger Capital Appreciation Class S
2011 Investment Income
Income:
Reinvested dividends	$3,268	$9,365	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	3,268	9,365	—

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	982	9,871	24,388
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	982	9,871	24,388
Net change in unrealized appreciation/(depreciation) of investments	3,160	(52,211)	(40,180)

Net realized and unrealized gain/(loss) from investments	4,142	(42,340)	(15,792)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,410	$(32,975)	$(15,792)

See notes to financial statements.

B-14

Investment Divisions
Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS International Value Class B	Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I

12,272	69,348	30,634	17,443	232	108,928	18,271
9.28	17.86	26.17	14.50	11.40	11.61	13.22

$113,880	$1,238,559	$801,692	$252,930	$2,639	$1,264,649	$241,547

—	—	—	—	—	—	—

$113,880	$1,238,559	$801,692	$252,930	$2,639	$1,264,649	$241,547

$113,880	$1,238,559	$801,692	$252,930	$2,639	$1,264,649	$241,547

$113,880	$1,238,559	$801,692	$252,930	$2,639	$1,264,649	$241,547

9,847	100,387	66,793	24,866	393	112,541	23,704
$11.56	$12.34	$11.94	$10.17	$6.72	$11.24	$10.19

$116,657	$1,154,914	$778,011	$277,252	$3,302	$1,219,883	$246,988

Investment Divisions
Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS International Value Class B	Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I

$1,303	$4,144	$277	$789	$111	$9,832	$—

—	—	—	—	—	—	—

1,303	4,144	277	789	111	9,832	—

(4,274)	1,509	36,465	2,018	1,098	117,172	7,488
—	—	—	—	—	88,617	—

(4,274)	1,509	36,465	2,018	1,098	205,789	7,488
(1,564)	75,352	(880)	(64,150)	(817)	(155,822)	(21,067)

(5,838)	76,861	35,585	(62,132)	281	49,967	(13,579)

$(4,535)	$81,005	$35,862	$(61,343)	$392	$59,799	$(13,579)

B-15

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	American Century VP Mid Cap Value Class I	BlackRock Global Allocation V.I. Class III	Davis Financial

Assets:
Shares owned in underlying fund	6,669	43,236	44,034
Net asset value per share (NAV)	13.50	13.28	9.98

Total Assets (Shares x NAV)	$90,034	$574,171	$439,456
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$90,034	$574,171	$439,456

Net Assets: Total
Contract value in accumulation period	$90,034	$574,171	$439,456

Net Assets	$90,034	$574,171	$439,456

Total Units Outstanding	7,579	50,968	36,652
Unit Value (Accumulation)	$11.88	$11.27	$11.99

Cost of Shares in Underlying Fund	$92,085	$621,910	$432,215

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	American Century VP Mid Cap Value Class I	BlackRock Global Allocation V.I. Class III	Davis Financial
2011 Investment Income
Income:
Reinvested dividends	$1,365	$13,520	$6,292
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	1,365	13,520	6,292

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(4,060)	14,623	(55,587)
Reinvested realized gain distributions	2,995	14,095	—

Net realized gain/(loss) on investments	(1,065)	28,718	(55,587)
Net change in unrealized appreciation/(depreciation) of investments	(2,513)	(62,851)	9,294

Net realized and unrealized gain/(loss) from investments	(3,578)	(34,133)	(46,293)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,213)	$(20,613)	$(40,001)

See notes to financial statements.

B-16

Investment Divisions
Davis Real Estate	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

115,238	189,797	101,350	102,229	9,044	6,404	234,172
9.34	10.47	10.02	10.96	17.45	4.78	22.64

$1,076,327	$1,987,171	$1,015,867	$1,120,434	$157,818	$30,609	$5,301,655

—	—	—	—	—	—	—

$1,076,327	$1,987,171	$1,015,867	$1,120,434	$157,818	$30,609	$5,301,655

$1,076,327	$1,987,171	$1,015,867	$1,120,434	$157,818	$30,609	$5,301,655

$1,076,327	$1,987,171	$1,015,867	$1,120,434	$157,818	$30,609	$5,301,655

41,273	162,924	82,340	81,624	15,543	2,820	359,420
$26.08	$12.20	$12.34	$13.73	$10.15	$10.85	$14.75

$827,320	$2,148,087	$1,017,442	$1,111,092	$175,024	$36,080	$4,821,586

Investment Divisions
Davis Real Estate	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

$14,063	$17,874	$7,866	$31,963	$1,478	$28	$44,238

—	—	—	—	—	—	—

14,063	17,874	7,866	31,963	1,478	28	44,238

13,257	(67,558)	(417)	10,555	(13,966)	350	(287,273)
—	155,744	6,991	33,393	—	1,201	—

13,257	88,186	6,574	43,948	(13,966)	1,551	(287,273)
61,467	(199,494)	(2,419)	(22,152)	(20,886)	(5,905)	92,586

74,724	(111,308)	4,155	21,796	(34,852)	(4,354)	(194,687)

$88,787	$(93,434)	$12,021	$53,759	$(33,374)	$(4,326)	$(150,449)

B-17

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

Assets:
Shares owned in underlying fund	84,894	25,377	18,997
Net asset value per share (NAV)	18.41	18.13	5.26

Total Assets (Shares x NAV)	$1,562,893	$460,088	$99,924
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,562,893	$460,088	$99,924

Net Assets: Total
Contract value in accumulation period	$1,562,893	$460,088	$99,924

Net Assets	$1,562,893	$460,088	$99,924

Total Units Outstanding	116,712	50,632	7,838
Unit Value (Accumulation)	$13.39	$9.09	$12.75

Cost of Shares in Underlying Fund	$1,300,992	$394,855	$105,619

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2
2011 Investment Income
Income:
Reinvested dividends	$37,284	$—	$6,827
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	37,284	—	6,827

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(41,919)	3,483	768
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	(41,919)	3,483	768
Net change in unrealized appreciation/(depreciation) of investments	12,087	4,558	(5,384)

Net realized and unrealized gain/(loss) from investments	(29,832)	8,041	(4,616)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,452	$8,041	$2,211

See notes to financial statements.

B-18

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

190,014	6,417	5,225	35,019	19,943	5,054	16,263
28.58	10.17	9.67	10.11	18.15	15.38	15.53

$5,430,598	$65,259	$50,523	$354,046	$361,961	$77,726	$252,560

—	—	—	—	—	—	—

$5,430,598	$65,259	$50,523	$354,046	$361,961	$77,726	$252,560

$5,430,598	$65,259	$50,523	$354,046	$361,961	$77,726	$252,560

$5,430,598	$65,259	$50,523	$354,046	$361,961	$77,726	$252,560

222,604	6,263	5,107	38,833	33,028	6,526	23,597
$24.40	$10.42	$9.89	$9.12	$10.96	$11.91	$10.70

$5,153,114	$65,259	$50,523	$375,843	$383,811	$74,966	$254,729

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

$1,326	$—	$—	$2,069	$14,536	$2,169	$1,461

—	—	—	—	—	—	—

1,326	—	—	2,069	14,536	2,169	1,461

(54,397)	—	—	(2,749)	(760)	(10,158)	15,807
10,416	—	—	—	1,690	—	—

(43,981)	—	—	(2,749)	930	(10,158)	15,807
(635,747)	—	—	(25,648)	(21,851)	(1,393)	(21,755)

(679,728)	—	—	(28,397)	(20,921)	(11,551)	(5,948)

$(678,402)	$—	$—	$(26,328)	$(6,385)	$(9,382)	$(4,487)

B-19

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II	Ibbotson Income & Growth ETF Asset Allocation Class II

Assets:
Shares owned in underlying fund	148,131	27,315	15,471
Net asset value per share (NAV)	9.81	9.07	10.49

Total Assets (Shares x NAV)	$1,453,164	$247,745	$162,294
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,453,164	$247,745	$162,294

Net Assets: Total
Contract value in accumulation period	$1,453,164	$247,745	$162,294

Net Assets	$1,453,164	$247,745	$162,294

Total Units Outstanding	123,253	20,974	14,205
Unit Value (Accumulation)	$11.79	$11.81	$11.42

Cost of Shares in Underlying Fund	$1,400,201	$261,239	$168,664

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II	Ibbotson Income & Growth ETF Asset Allocation Class II
2011 Investment Income
Income:
Reinvested dividends	$14,686	$2,900	$1,370
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	14,686	2,900	1,370

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	30,252	(10,222)	8,969
Reinvested realized gain distributions	23,107	2,907	2,569

Net realized gain/(loss) on investments	53,359	(7,315)	11,538
Net change in unrealized appreciation/(depreciation) of investments	(84,931)	(26,648)	(13,039)

Net realized and unrealized gain/(loss) from investments	(31,572)	(33,963)	(1,501)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(16,886)	$(31,063)	$(131)

See notes to financial statements.

B-20

Investment Divisions
IVY Funds VIP Small Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares

8,006	47,535	46,096	30,409	42,815	899	4,371
9.34	38.17	33.22	22.84	25.83	32.71	22.60

$74,785	$1,814,401	$1,531,310	$694,549	$1,105,912	$29,403	$98,775

—	—	—	—	—	—	—

$74,785	$1,814,401	$1,531,310	$694,549	$1,105,912	$29,403	$98,775

$74,785	$1,814,401	$1,531,310	$694,549	$1,105,912	$29,403	$98,775

$74,785	$1,814,401	$1,531,310	$694,549	$1,105,912	$29,403	$98,775

6,563	241,324	141,537	93,030	172,463	3,344	9,901
$11.40	$7.52	$10.82	$7.47	$6.41	$8.79	$9.98

$79,693	$1,517,455	$1,535,305	$649,634	$1,150,929	$30,976	$109,150

Investment Divisions
IVY Funds VIP Small Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares

$—	$—	$6,150	$4,293	$7,393	$69	$466

—	—	—	—	—	—	—

—	—	6,150	4,293	7,393	69	466

(2,531)	47,403	61,211	(364)	(25,684)	2,564	(24)
428	—	—	—	—	—	—

(2,103)	47,403	61,211	(364)	(25,684)	2,564	(24)
(6,530)	(76,508)	(174,874)	(42,229)	(162,301)	(3,926)	(10,374)

(8,633)	(29,105)	(113,663)	(42,593)	(187,985)	(1,362)	(10,398)

$(8,633)	$(29,105)	$(107,513)	$(38,300)	$(180,592)	$(1,293)	$(9,932)

B-21

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares

Assets:
Shares owned in underlying fund	—	26,476	—
Net asset value per share (NAV)	—	15.18	—

Total Assets (Shares x NAV)	$—	$401,907	$—
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$—	$401,907	$—

Net Assets: Total
Contract value in accumulation period	$—	$401,907	$—

Net Assets	$—	$401,907	$—

Total Units Outstanding	—	36,761	—
Unit Value (Accumulation)	$—	$10.93	$—

Cost of Shares in Underlying Fund	$—	$416,592	$—

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares
2011 Investment Income
Income:
Reinvested dividends	$—	$2,860	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	—	2,860	—

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	276	3,027	—
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	276	3,027	—
Net change in unrealized appreciation/(depreciation) of investments	—	(42,170)	—

Net realized and unrealized gain/(loss) from investments	276	(39,143)	—

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$276	$(36,283)	$—

See notes to financial statements.

B-22

Investment Divisions
Janus Aspen Worldwide Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	MFS Growth Service Class

4,961	37,844	12,433	70,265	7,488	155,004	9,917
25.50	24.56	19.41	14.29	18.78	18.53	24.13

$126,512	$929,439	$241,332	$1,004,085	$140,615	$2,872,225	$239,301

—	—	—	—	—	—	—

$126,512	$929,439	$241,332	$1,004,085	$140,615	$2,872,225	$239,301

$126,512	$929,439	$241,332	$1,004,085	$140,615	$2,872,225	$239,301

$126,512	$929,439	$241,332	$1,004,085	$140,615	$2,872,225	$239,301

13,472	123,255	22,122	78,503	14,270	170,029	22,351
$9.39	$7.54	$10.91	$12.79	$9.85	$16.89	$10.71

$145,384	$802,184	$223,851	$1,030,341	$126,746	$2,791,310	$244,338

Investment Divisions
Janus Aspen Worldwide Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	MFS Growth Service Class

$715	$1,818	$2,344	$—	$1,198	$80,193	$6

—	—	—	—	—	—	—

715	1,818	2,344	—	1,198	80,193	6

(2,837)	30,859	(9,576)	60,043	1,591	(112,649)	(619)
—	—	—	138,097	—	—	—

(2,837)	30,859	(9,576)	198,140	1,591	(112,649)	(619)
(23,862)	(33,266)	3,433	(333,140)	(3,209)	84,925	(5,036)

(26,699)	(2,407)	(6,143)	(135,000)	(1,618)	(27,724)	(5,655)

$(25,984)	$(589)	$(3,799)	$(135,000)	$(420)	$52,469	$(5,649)

B-23

The Guardian Separate Account N

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2011 (continued)

	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class

Assets:
Shares owned in underlying fund	36,425	52,054	75,060
Net asset value per share (NAV)	9.87	18.67	18.31

Total Assets (Shares x NAV)	$359,517	$971,844	$1,374,342
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$359,517	$971,844	$1,374,342

Net Assets: Total
Contract value in accumulation period	$359,517	$971,844	$1,374,342

Net Assets	$359,517	$971,844	$1,374,342

Total Units Outstanding	28,550	92,117	126,491
Unit Value (Accumulation)	$12.59	$10.55	$10.87

Cost of Shares in Underlying Fund	$358,729	$958,230	$1,340,241

STATEMENT OF OPERATIONS Year Ended December 31, 2011 (continued)

	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class
2011 Investment Income
Income:
Reinvested dividends	$11,880	$3,939	$27,652
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	11,880	3,939	27,652

2011 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,216	6,497	12,274
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	3,216	6,497	12,274
Net change in unrealized appreciation/(depreciation) of investments	(5,632)	(10,122)	(40,136)

Net realized and unrealized gain/(loss) from investments	(2,416)	(3,625)	(27,862)

2011 Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,464	$314	$(210)

See notes to financial statements.

B-24

Investment Divisions
Oppenheimer Global Securities/VA Service Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	Legg Mason ClearBridge Variable Appreciation Class II	Legg Mason ClearBridge Variable Mid Cap Core Class II	Legg Mason ClearBridge Variable Small Cap Growth Class II

1,099	71,733	204,145	—	—	—
27.21	13.95	11.02	—	—	—

$29,915	$1,000,680	$2,249,681	$—	$—	$—

—	—	—	—	—	—

$29,915	$1,000,680	$2,249,681	$—	$—	$—

$29,915	$1,000,680	$2,249,681	$—	$—	$—

$29,915	$1,000,680	$2,249,681	$—	$—	$—

2,632	79,645	196,624	—	—	—
$11.36	$12.56	$11.44	$—	$—	$—

$30,814	$1,004,725	$2,276,346	$—	$—	$—

Investment Divisions
Oppenheimer Global Securities/VA Service Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	Legg Mason ClearBridge Variable Appreciation Class II	Legg Mason ClearBridge Variable Mid Cap Core Class II	Legg Mason ClearBridge Variable Small Cap Growth Class II

$6	$6,672	$40,244	$—	$—	$—

—	—	—	—	—	—

6	6,672	40,244	—	—	—

(728)	7,646	1,614	—	—	—
—	28,442	31,007	—	—	—

(728)	36,088	32,621	—	—	—
(936)	(4,085)	(19,533)	—	—	—

(1,664)	32,003	13,088	—	—	—

$(1,658)	$38,675	$53,332	$—	$—	$—

B-25

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011

	RS Large Cap Alpha VIP Series Class I	RS S&P 500 Index VIP Series Class I	RS High Yield VIP Series Class I

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$121,450	$81,901	$56,627
Net realized gain/(loss) from sale of investments	167,550	(57,028)	(1,241)
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	558,825	613,013	23,277

Net increase/(decrease) resulting from operations	847,825	637,886	78,663

2010 Policy Transactions
Net policy purchase payments	753,253	574,191	46,972
Transfers on account of death, surrenders and withdrawals	(421,491)	(123,688)	(10,348)
Transfers of policy loans	(117,613)	(102,751)	590
Transfers of cost of insurance and policy fees	(536,320)	(369,083)	(48,730)
Transfers between investment divisions, net	(42,553)	(143,805)	304,200
Transfers–other	5,162	3,624	(5)

Net increase/(decrease) from policy transactions	(359,562)	(161,512)	292,679

Total Increase/(Decrease) in Net Assets	488,263	476,374	371,342
Net Assets at December 31, 2009	5,148,228	4,540,444	347,718

Net Assets at December 31, 2010	$5,636,491	$5,016,818	$719,060

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$51,544	$102,765	$48,568
Net realized gain/(loss) from sale of investments	(1,510)	(7,433)	47,709
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	(569,923)	(2,727)	(67,699)

Net increase/(decrease) resulting from operations	(519,889)	92,605	28,578

2011 Policy Transactions
Net policy purchase payments	801,080	1,079,778	169,860
Transfers on account of death, surrenders and withdrawals	(517,357)	(94,659)	(22,438)
Transfers of policy loans	(179,533)	(232,789)	(15,016)
Transfers of cost of insurance and policy fees	(511,567)	(394,009)	(55,241)
Transfers between investment divisions, net	17,533	127,880	(216,020)
Transfers–other	1,409	240	1,866

Net increase/(decrease) from policy transactions	(388,435)	486,441	(136,989)

Total Increase/(Decrease) in Net Assets	(908,324)	579,046	(108,411)
Net Assets at December 31, 2010	5,636,491	5,016,818	719,060

Net Assets at December 31, 2011	$4,728,167	$5,595,864	$610,649

See notes to financial statements.

B-26

Investment Divisions
RS Low Duration Bond VIP Series Class I	RS Partners VIP Series Class I	RS Investment Quality Bond VIP Series Class I	RS Global Natural Resources VIP Series Class II	RS Money Market VIP Series Class I	Gabelli Capital Asset	RS International Growth VIP Series Class I

$26,169	$—	$164,667	$—	$982	$7,598	$31,593
26,460	46,178	32,336	4,427	—	(111,838)	(149,053)
6,184	—	47,038	—	—	—	—
(14,825)	111,820	33,753	21,286	—	578,272	365,329

43,988	157,998	277,794	25,713	982	474,032	247,869

262,417	84,156	496,203	32,202	7,909,227	250,006	267,198
(13,325)	(7,773)	(126,286)	—	(607,425)	(230,890)	(210,466)
(493,960)	(7,355)	(50,714)	—	(92,077)	(19,147)	(38,139)
(103,038)	(46,790)	(380,038)	(11,296)	(620,358)	(165,683)	(199,090)
147,502	(32,964)	688,258	44,367	(3,114,902)	(56,003)	215,931
21	1,264	389	278	460	(627)	2,926

(200,383)	(9,462)	627,812	65,551	3,474,925	(222,344)	38,360

(156,395)	148,536	905,606	91,264	3,475,907	251,688	286,229
1,045,038	611,002	3,499,140	67,838	4,418,862	1,714,279	1,759,396

$888,643	$759,538	$4,404,746	$159,102	$7,894,769	$1,965,967	$2,045,625

$22,550	$—	$98,630	$—	$2,861	$10,174	$34,231
631	77,449	144,405	18,882	—	(33,056)	45,786
500	—	25,594	—	—	4,522	25,299
(6,195)	(181,555)	(54,043)	(80,004)	—	(2,285)	(446,782)

17,486	(104,106)	214,586	(61,122)	2,861	(20,645)	(341,466)

219,180	412,497	501,537	270,489	10,084,262	292,276	1,008,791
(62,833)	(6,258)	(403,827)	—	(310,927)	(187,834)	(87,641)
(76,628)	(5,760)	(143,547)	(4,313)	(98,373)	(17,734)	(18,689)
(95,149)	(60,048)	(314,403)	(44,743)	(786,710)	(170,374)	(211,217)
45,204	175,538	(1,615,591)	267,831	(4,818,017)	261,331	304,510
—	225	(175)	44	(961)	(1,114)	697

29,774	516,194	(1,976,006)	489,308	4,069,274	176,551	996,451

47,260	412,088	(1,761,420)	428,186	4,072,135	155,906	654,985
888,643	759,538	4,404,746	159,102	7,894,769	1,965,967	2,045,625

$935,903	$1,171,626	$2,643,326	$587,288	$11,966,904	$2,121,873	$2,700,610

B-27

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	RS Emerging Markets VIP Series Class I	RS Small Cap Growth Equity VIP Series Class I	Value Line Centurion

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$86,544	$—	$6,257
Net realized gain/(loss) from sale of investments	(252,403)	(175,534)	(19,441)
Reinvested realized gain distributions	15,559	—	—
Net change in unrealized appreciation/(depreciation) of investments	683,893	849,798	79,043

Net increase/(decrease) resulting from operations	533,593	674,264	65,859

2010 Policy Transactions
Net policy purchase payments	505,035	398,483	50,523
Transfers on account of death, surrenders and withdrawals	(192,416)	(92,558)	(10,465)
Transfers of policy loans	(12,422)	(14,904)	(1,777)
Transfers of cost of insurance and policy fees	(331,177)	(234,020)	(24,572)
Transfers between investment divisions, net	(2,331)	163,852	—
Transfers–other	1,659	2,531	(15)

Net increase/(decrease) from policy transactions	(31,652)	223,384	13,694

Total Increase/(Decrease) in Net Assets	501,941	897,648	79,553
Net Assets at December 31, 2009	2,866,357	2,295,135	247,013

Net Assets at December 31, 2010	$3,368,298	$3,192,783	$326,566

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	137,755	12,776	(23,303)
Reinvested realized gain distributions	352,452	—	—
Net change in unrealized appreciation/(depreciation) of investments	(1,249,712)	(93,252)	40,085

Net increase/(decrease) resulting from operations	(759,505)	(80,476)	16,782

2011 Policy Transactions
Net policy purchase payments	924,220	549,916	60,453
Transfers on account of death, surrenders and withdrawals	(87,959)	(149,776)	(5,711)
Transfers of policy loans	(91,290)	(107,285)	(19,797)
Transfers of cost of insurance and policy fees	(278,195)	(267,988)	(27,280)
Transfers between investment divisions, net	(507,750)	(48,937)	(47)
Transfers–other	(75)	4,384	—

Net increase/(decrease) from policy transactions	(41,049)	(19,686)	7,618

Total Increase/(Decrease) in Net Assets	(800,554)	(100,162)	24,400
Net Assets at December 31, 2010	3,368,298	3,192,783	326,566

Net Assets at December 31, 2011	$2,567,744	$3,092,621	$350,966

See notes to financial statements.

B-28

Investment Divisions
Value Line Strategic Asset Management Trust	Invesco V.I. Capital Appreciation Series I	Invesco V.I. Utilities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$14,134	$2,476	$13,723	$8,931	$1,938	$4,068	$343
(94,717)	(21,809)	(88,160)	8,650	(1,644)	38	929
—	—	—	—	—	—	—
332,815	67,882	96,075	73,772	16,388	(3,072)	12,600

252,232	48,549	21,638	91,353	16,682	1,034	13,872

171,851	66,392	69,364	84,301	23,310	6,819	10,096
(80,194)	(43,913)	(29,002)	(50,511)	—	—	—
58,361	(12,949)	(3,404)	79,467	—	—	—
(157,516)	(51,820)	(42,969)	(73,509)	(12,706)	(3,487)	(4,325)
(30,947)	(10,068)	(11,585)	(27,256)	106,312	112,984	48,643
384	(6)	(162)	5	46	(22)	113

(38,061)	(52,364)	(17,758)	12,497	116,962	116,294	54,527

214,171	(3,815)	3,880	103,850	133,644	117,328	68,399
1,703,383	369,523	372,706	961,998	128,438	—	52,852

$1,917,554	$365,708	$376,586	$1,065,848	$262,082	$117,328	$121,251

$10,197	$500	$13,839	$9,630	$3,796	$5,960	$149
(95,739)	(12,779)	(24,659)	20,922	11,507	(4,418)	15,768
—	—	—	—	—	—	—
157,741	(15,359)	72,761	(24,651)	(30,723)	15,727	(31,519)

72,199	(27,638)	61,941	5,901	(15,420)	17,269	(15,602)

157,223	55,728	55,163	64,811	92,573	210,472	110,679
(130,248)	(29,542)	(7,533)	(21,103)	—	—	(7,536)
(63,519)	(11,434)	1,513	(76,027)	—	(15,931)	(1,604)
(141,018)	(44,851)	(42,208)	(71,888)	(20,154)	(9,257)	(6,480)
(67,316)	(11,761)	(37,570)	—	167,121	136,006	(58,924)
100	790	(72)	163	23	55	255

(244,778)	(41,070)	(30,707)	(104,044)	239,563	321,345	36,390

(172,579)	(68,708)	31,234	(98,143)	224,143	338,614	20,788
1,917,554	365,708	376,586	1,065,848	262,082	117,328	121,251

$1,744,975	$297,000	$407,820	$967,705	$486,225	$455,942	$142,039

B-29

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	Invesco V.I. Utilities Series II	Invesco Van Kampen V.I. Growth and Income Series II	Alger Capital Appreciation Class S

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$243	$462	$356
Net realized gain/(loss) from sale of investments	9	1,800	12,210
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	360	57,559	22,613

Net increase/(decrease) resulting from operations	612	59,821	35,179

2010 Policy Transactions
Net policy purchase payments	4,068	3,465	27,553
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	(387)	(23,501)	(11,932)
Transfers between investment divisions, net	4,143	57,017	64,562
Transfers–other	—	24	176

Net increase/(decrease) from policy transactions	7,824	37,005	80,359

Total Increase/(Decrease) in Net Assets	8,436	96,826	115,538
Net Assets at December 31, 2009	—	451,634	157,220

Net Assets at December 31, 2010	$8,436	$548,460	$272,758

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,268	$9,365	$—
Net realized gain/(loss) from sale of investments	982	9,871	24,388
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	3,160	(52,211)	(40,180)

Net increase/(decrease) resulting from operations	7,410	(32,975)	(15,792)

2011 Policy Transactions
Net policy purchase payments	5,966	295,115	206,641
Transfers on account of death, surrenders and withdrawals	—	(171)	(21,711)
Transfers of policy loans	—	—	(15,230)
Transfers of cost of insurance and policy fees	(2,231)	(29,674)	(19,039)
Transfers between investment divisions, net	92,807	114,569	88,177
Transfers–other	2	1,210	858

Net increase/(decrease) from policy transactions	96,544	381,049	239,696

Total Increase/(Decrease) in Net Assets	103,954	348,074	223,904
Net Assets at December 31, 2010	8,436	548,460	272,758

Net Assets at December 31, 2011	$112,390	$896,534	$496,662

See notes to financial statements.

B-30

Investment Divisions
Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Growth & Income Class B	Alliance Bernstein VPS Large Cap Growth Class B	Alliance Bernstein VPS Global Thematic Growth Class B	Alliance Bernstein VPS International Value Class B	Alliance Bernstein VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I

$1,693	$—	$371	$2,258	$52	$8,049	$—
(7,745)	(59,185)	(11,778)	2,817	(11)	6,798	233
—	—	—	—	—	—	—
17,199	95,100	26,667	33,824	155	136,530	14,585

11,147	35,915	15,260	38,899	196	151,377	14,818

15,798	53,066	21,374	20,769	1,504	723	12,672
(1,757)	(39,550)	(34,090)	(406)	—	—	—
35	(17,450)	(1,093)	(9,153)	—	—	—
(8,861)	(26,606)	(17,428)	(13,407)	(20)	(32,231)	(4,663)
—	10,952	31,471	82,884	433	33,239	23,276
38	(93)	609	1,824	—	(2)	36

5,253	(19,681)	843	82,511	1,917	1,729	31,321

16,400	16,234	16,103	121,410	2,113	153,106	46,139
92,340	291,860	140,234	114,418	214	584,377	39,528

$108,740	$308,094	$156,337	$235,828	$2,327	$737,483	$85,667

$1,303	$4,144	$277	$789	$111	$9,832	$—
(4,274)	1,509	36,465	2,018	1,098	117,172	7,488
—	—	—	—	—	88,617	—
(1,564)	75,352	(880)	(64,150)	(817)	(155,822)	(21,067)

(4,535)	81,005	35,862	(61,343)	392	59,799	(13,579)

16,644	161,240	84,740	83,169	82,864	304,580	113,433
—	(29,764)	(39,572)	(811)	—	(5,918)	—
(1,977)	(9,282)	(60)	(95)	—	—	—
(9,213)	(38,046)	(28,374)	(15,831)	(170)	(40,399)	(13,824)
4,230	764,588	593,021	12,153	(82,774)	209,307	70,858
(9)	724	(262)	(140)	—	(203)	(1,008)

9,675	849,460	609,493	78,445	(80)	467,367	169,459

5,140	930,465	645,355	17,102	312	527,166	155,880
108,740	308,094	156,337	235,828	2,327	737,483	85,667

$113,880	$1,238,559	$801,692	$252,930	$2,639	$1,264,649	$241,547

B-31

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	American Century VP Mid Cap Value Class I	BlackRock Global Allocation V.I. Class III	Davis Financial

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$34	$2,682	$4,076
Net realized gain/(loss) from sale of investments	1	1,977	(38,865)
Reinvested realized gain distributions	—	1,457	—
Net change in unrealized appreciation/(depreciation) of investments	462	15,111	84,861

Net increase/(decrease) resulting from operations	497	21,227	50,072

2010 Policy Transactions
Net policy purchase payments	—	86,903	67,286
Transfers on account of death, surrenders and withdrawals	—	—	(4,787)
Transfers of policy loans	—	—	(1,209)
Transfers of cost of insurance and policy fees	(38)	(8,597)	(43,513)
Transfers between investment divisions, net	4,935	154,809	15,816
Transfers–other	—	332	1,509

Net increase/(decrease) from policy transactions	4,897	233,447	35,102

Total Increase/(Decrease) in Net Assets	5,394	254,674	85,174
Net Assets at December 31, 2009	—	—	431,288

Net Assets at December 31, 2010	$5,394	$254,674	$516,462

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,365	$13,520	$6,292
Net realized gain/(loss) from sale of investments	(4,060)	14,623	(55,587)
Reinvested realized gain distributions	2,995	14,095	—
Net change in unrealized appreciation/(depreciation) of investments	(2,513)	(62,851)	9,294

Net increase/(decrease) resulting from operations	(2,213)	(20,613)	(40,001)

2011 Policy Transactions
Net policy purchase payments	32,250	422,094	58,567
Transfers on account of death, surrenders and withdrawals	—	(142)	(13,439)
Transfers of policy loans	(2,048)	—	(46,110)
Transfers of cost of insurance and policy fees	(6,722)	(19,797)	(46,420)
Transfers between investment divisions, net	63,109	(62,001)	9,842
Transfers–other	264	(44)	555

Net increase/(decrease) from policy transactions	86,853	340,110	(37,005)

Total Increase/(Decrease) in Net Assets	84,640	319,497	(77,006)
Net Assets at December 31, 2010	5,394	254,674	516,462

Net Assets at December 31, 2011	$90,034	$574,171	$439,456

See notes to financial statements.

B-32

Investment Divisions
Davis Real Estate	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo Advantage VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

$17,285	$25,238	$1,213	$28,273	$1,035	$21	$42,509
(141,397)	(53,617)	27	5,963	(6,482)	19	(343,536)
—	—	73	1,482	—	108	1,938
296,451	260,610	502	10,518	(2,608)	434	966,016

172,339	232,231	1,815	46,236	(8,055)	582	666,927

160,877	274,073	2,273	29,789	22,038	1,220	677,622
(43,647)	(46,396)	—	—	—	—	(377,724)
(109,691)	(30,273)	—	—	—	—	(83,122)
(122,418)	(154,705)	(3,476)	(36,197)	(5,360)	(268)	(394,285)
301	(80,344)	114,375	141,013	(115,344)	3,850	81,349
(28)	(1,047)	(11)	61	350	—	2,755

(114,606)	(38,692)	113,161	134,666	(98,316)	4,802	(93,405)

57,733	193,539	114,976	180,902	(106,371)	5,384	573,522
922,933	1,816,264	—	542,797	130,725	—	4,008,132

$980,666	$2,009,803	$114,976	$723,699	$24,354	$5,384	$4,581,654

$14,063	$17,874	$7,866	$31,963	$1,478	$28	$44,238
13,257	(67,558)	(417)	10,555	(13,966)	350	(287,273)
—	155,744	6,991	33,393	—	1,201	—
61,467	(199,494)	(2,419)	(22,152)	(20,886)	(5,905)	92,586

88,787	(93,434)	12,021	53,759	(33,374)	(4,326)	(150,449)

240,669	312,818	410,908	626,291	113,005	15,360	1,243,947
(49,890)	(59,692)	—	—	(23,792)	—	(160,740)
(37,458)	(22,423)	—	(3,624)	(3,703)	—	(98,291)
(127,570)	(143,761)	(25,666)	(46,987)	(7,154)	(1,659)	(400,299)
(19,151)	(17,162)	503,629	(232,721)	88,683	15,292	284,329
274	1,022	(1)	17	(201)	558	1,504

6,874	70,802	888,870	342,976	166,838	29,551	870,450

95,661	(22,632)	900,891	396,735	133,464	25,225	720,001
980,666	2,009,803	114,976	723,699	24,354	5,384	4,581,654

$1,076,327	$1,987,171	$1,015,867	$1,120,434	$157,818	$30,609	$5,301,655

B-33

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$24,348	$—	$2,767
Net realized gain/(loss) from sale of investments	(135,470)	(9,165)	220
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	315,868	94,890	(311)

Net increase/(decrease) resulting from operations	204,746	85,725	2,676

2010 Policy Transactions
Net policy purchase payments	301,338	79,902	—
Transfers on account of death, surrenders and withdrawals	(28,238)	(69,104)	—
Transfers of policy loans	(8,662)	(498)	—
Transfers of cost of insurance and policy fees	(142,559)	(48,975)	(1,476)
Transfers between investment divisions, net	(48,309)	(335)	35,976
Transfers–other	322	770	(28)

Net increase/(decrease) from policy transactions	73,892	(38,240)	34,472

Total Increase/(Decrease) in Net Assets	278,638	47,485	37,148
Net Assets at December 31, 2009	1,349,379	396,394	—

Net Assets at December 31, 2010	$1,628,017	$443,879	$37,148

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$37,284	$—	$6,827
Net realized gain/(loss) from sale of investments	(41,919)	3,483	768
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	12,087	4,558	(5,384)

Net increase/(decrease) resulting from operations	7,452	8,041	2,211

2011 Policy Transactions
Net policy purchase payments	275,045	68,474	43,501
Transfers on account of death, surrenders and withdrawals	(212,708)	(1,420)	(11,748)
Transfers of policy loans	(37,836)	(9,783)	—
Transfers of cost of insurance and policy fees	(150,440)	(49,202)	(4,070)
Transfers between investment divisions, net	53,359	—	32,878
Transfers–other	4	99	4

Net increase/(decrease) from policy transactions	(72,576)	8,168	60,565

Total Increase/(Decrease) in Net Assets	(65,124)	16,209	62,776
Net Assets at December 31, 2010	1,628,017	443,879	37,148

Net Assets at December 31, 2011	$1,562,893	$460,088	$99,924

See notes to financial statements.

B-34

Investment Divisions
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Templeton Growth Securities Class 2	Templeton Global Bond Securities Class 2	Mutual Shares Securities Class 2	Franklin Small Cap Value Securities Class 2

$6,022	$—	$—	$188	$—	$176	$681
(201,159)	—	—	(1,003)	—	769	5,305
16,173	—	—	—	—	—	—
1,416,223	—	—	3,235	—	4,153	19,587

1,237,259	—	—	2,420	—	5,098	25,573

591,607	—	—	3,434	—	814	78,478
(370,200)	—	—	—	—	—	—
(94,863)	—	—	—	—	—	—
(434,713)	—	—	(2,114)	—	(1,562)	(5,174)
53,023	—	—	10,761	—	62,502	39,988
1,695	—	—	40	—	2	42

(253,451)	—	—	12,121	—	61,756	113,334

983,808	—	—	14,541	—	66,854	138,907
4,631,012	—	—	19,364	—	—	—

$5,614,820	$—	$—	$33,905	$—	$66,854	$138,907

$1,326	$—	$—	$2,069	$14,536	$2,169	$1,461
(54,397)	—	—	(2,749)	(760)	(10,158)	15,807
10,416	—	—	—	1,690	—	—
(635,747)	—	—	(25,648)	(21,851)	(1,393)	(21,755)

(678,402)	—	—	(26,328)	(6,385)	(9,382)	(4,487)

1,527,605	—	—	143,906	190,558	48,216	270,852
(189,785)	—	—	—	—	(5,215)	(186)
(218,612)	—	—	—	(5,210)	—	(15,352)
(457,707)	—	—	(5,003)	(10,438)	(4,358)	(9,105)
(171,929)	65,259	50,523	207,645	193,432	(18,724)	(127,545)
4,608	—	—	(79)	4	335	(524)

494,180	65,259	50,523	346,469	368,346	20,254	118,140

(184,222)	65,259	50,523	320,141	361,961	10,872	113,653
5,614,820	—	—	33,905	—	66,854	138,907

$5,430,598	$65,259	$50,523	$354,046	$361,961	$77,726	$252,560

B-35

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	Ibbotson Balanced ETF Asset Allocation Class II	Ibbotson Growth ETF Asset Allocation Class II	Ibbotson Income & Growth ETF Asset Allocation Class II

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$8,712	$765	$470
Net realized gain/(loss) from sale of investments	3,075	1,065	232
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	121,845	13,154	6,669

Net increase/(decrease) resulting from operations	133,632	14,984	7,371

2010 Policy Transactions
Net policy purchase payments	—	—	407
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	(57,097)	(4,673)	(4,347)
Transfers between investment divisions, net	224,922	124,471	101,494
Transfers–other	—	(23)	—

Net increase/(decrease) from policy transactions	167,825	119,775	97,554

Total Increase/(Decrease) in Net Assets	301,457	134,759	104,925
Net Assets at December 31, 2009	1,055,636	—	—

Net Assets at December 31, 2010	$1,357,093	$134,759	$104,925

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$14,686	$2,900	$1,370
Net realized gain/(loss) from sale of investments	30,252	(10,222)	8,969
Reinvested realized gain distributions	23,107	2,907	2,569
Net change in unrealized appreciation/(depreciation) of investments	(84,931)	(26,648)	(13,039)

Net increase/(decrease) resulting from operations	(16,886)	(31,063)	(131)

2011 Policy Transactions
Net policy purchase payments	151,947	167,992	198,610
Transfers on account of death, surrenders and withdrawals	—	(13,605)	—
Transfers of policy loans	(10,922)	(103,491)	(8,840)
Transfers of cost of insurance and policy fees	(70,393)	(15,721)	(11,841)
Transfers between investment divisions, net	40,763	108,504	(123,138)
Transfers–other	1,562	370	2,709

Net increase/(decrease) from policy transactions	112,957	144,049	57,500

Total Increase/(Decrease) in Net Assets	96,071	112,986	57,369
Net Assets at December 31, 2010	1,357,093	134,759	104,925

Net Assets at December 31, 2011	$1,453,164	$247,745	$162,294

See notes to financial statements.

B-36

Investment Divisions
IVY Funds VIP Small Cap Growth	Janus Aspen Enterprise Institutional Shares	Janus Aspen Forty Institutional Shares	Janus Aspen Janus Institutional Shares	Janus Aspen Worldwide Institutional Shares	Janus Aspen Forty Service Shares	Janus Aspen Janus Service Shares

$—	$1,076	$5,603	$7,894	$7,627	$58	$—
23	69,674	44,726	5,257	(8,480)	40	—
—	—	—	—	—	—	—
1,622	314,242	52,240	85,139	188,452	2,353	—

1,645	384,992	102,569	98,290	187,599	2,451	—

—	180,148	182,189	115,079	177,235	2,170	—
—	(81,181)	(57,725)	(47,430)	(156,822)	—	—
—	(23,379)	(6,792)	(8,371)	(19,975)	—	—
(182)	(117,370)	(137,035)	(75,728)	(123,360)	(1,426)	—
13,654	(27,801)	30,863	(45,915)	(10,960)	28,398	—
—	5,251	1,905	870	(664)	(2)	—

13,472	(64,332)	13,405	(61,495)	(134,546)	29,140	—

15,117	320,660	115,974	36,795	53,053	31,591	—
—	1,544,530	1,575,280	711,952	1,288,222	—	—

$15,117	$1,865,190	$1,691,254	$748,747	$1,341,275	$31,591	$—

$—	$—	$6,150	$4,293	$7,393	$69	$466
(2,531)	47,403	61,211	(364)	(25,684)	2,564	(24)
428	—	—	—	—	—	—
(6,530)	(76,508)	(174,874)	(42,229)	(162,301)	(3,926)	(10,374)

(8,633)	(29,105)	(107,513)	(38,300)	(180,592)	(1,293)	(9,932)

79,015	170,116	173,018	101,791	168,766	54,620	40,950
—	(68,940)	(37,932)	(38,750)	(104,873)	—	—
—	(10,452)	(69,045)	(15,250)	(40,360)	—	—
(2,734)	(120,252)	(131,904)	(62,896)	(114,297)	(1,065)	(2,626)
(8,002)	7,266	13,383	(810)	35,911	(54,413)	70,383
22	578	49	17	82	(37)	—

68,301	(21,684)	(52,431)	(15,898)	(54,771)	(895)	108,707

59,668	(50,789)	(159,944)	(54,198)	(235,363)	(2,188)	98,775
15,117	1,865,190	1,691,254	748,747	1,341,275	31,591	—

$74,785	$1,814,401	$1,531,310	$694,549	$1,105,912	$29,403	$98,775

B-37

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	Janus Aspen Enterprise Service Shares	Janus Aspen Perkins Mid Cap Value Service Shares	Janus Aspen Balanced Service Shares

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$1,127	$—
Net realized gain/(loss) from sale of investments	—	1,520	—
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	23,005	—

Net increase/(decrease) resulting from operations	—	25,652	—

2010 Policy Transactions
Net policy purchase payments	—	55,090	—
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	—	(16,175)	—
Transfers between investment divisions, net	—	75,536	—
Transfers–other	—	300	—

Net increase/(decrease) from policy transactions	—	114,751	—

Total Increase/(Decrease) in Net Assets	—	140,403	—
Net Assets at December 31, 2009	—	137,231	—

Net Assets at December 31, 2010	$—	$277,634	$—

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$2,860	$—
Net realized gain/(loss) from sale of investments	276	3,027	—
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	(42,170)	—

Net increase/(decrease) resulting from operations	276	(36,283)	—

2011 Policy Transactions
Net policy purchase payments	40,950	359,796	—
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	—	(33,134)	—
Transfers between investment divisions, net	(41,226)	(168,544)	—
Transfers–other	—	2,438	—

Net increase/(decrease) from policy transactions	(276)	160,556	—

Total Increase/(Decrease) in Net Assets	—	124,273	—
Net Assets at December 31, 2010	—	277,634	—

Net Assets at December 31, 2011	$—	$401,907	$—

See notes to financial statements.

B-38

Investment Divisions
Janus Aspen Worldwide Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	MFS Growth Service Class

$128	$972	$2,845	$—	$1,172	$80,956	$—
1,371	21,840	(3,034)	(53,537)	981	(85,213)	7,683
—	—	—	—	—	—	—
4,991	100,910	26,905	323,938	17,566	283,417	(4,306)

6,490	123,722	26,716	270,401	19,719	279,160	3,377

—	86,556	41,123	132,232	19,793	434,169	—
—	(53,592)	(13,401)	(58,639)	(25,164)	(193,533)	—
—	42,470	(2,381)	(19,825)	(1,102)	(20,547)	—
(1,611)	(57,522)	(31,783)	(76,139)	(10,830)	(303,752)	(810)
45,964	(3,371)	13,264	(103,021)	3,941	(61,101)	(53,904)
69	2,620	32	(509)	31	18	—

44,422	17,161	6,854	(125,901)	(13,331)	(144,746)	(54,714)

50,912	140,883	33,570	144,500	6,388	134,414	(51,337)
—	829,397	232,655	852,687	135,530	2,923,642	51,337

$50,912	$970,280	$266,225	$997,187	$141,918	$3,058,056	$—

$715	$1,818	$2,344	$—	$1,198	$80,193	$6
(2,837)	30,859	(9,576)	60,043	1,591	(112,649)	(619)
—	—	—	138,097	—	—	—
(23,862)	(33,266)	3,433	(333,140)	(3,209)	84,925	(5,036)

(25,984)	(589)	(3,799)	(135,000)	(420)	52,469	(5,649)

76,318	79,661	41,909	148,248	18,786	416,489	17,197
—	(27,431)	(4,205)	(20,532)	(9,718)	(209,056)	—
(11,299)	(40,891)	(3,364)	(46,866)	(42)	(94,504)	—
(5,607)	(57,300)	(30,221)	(87,635)	(10,491)	(288,786)	(1,213)
42,153	5,525	(25,213)	148,632	557	(62,467)	228,878
19	184	—	51	25	24	88

101,584	(40,252)	(21,094)	141,898	(883)	(238,300)	244,950

75,600	(40,841)	(24,893)	6,898	(1,303)	(185,831)	239,301
50,912	970,280	266,225	997,187	141,918	3,058,056	—

$126,512	$929,439	$241,332	$1,004,085	$140,615	$2,872,225	$239,301

B-39

The Guardian Separate Account N

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2010 and 2011 (continued)

	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class

2010 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,260	$1,135	$17,894
Net realized gain/(loss) from sale of investments	(1,515)	(176)	1,766
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	4,913	19,959	48,419

Net increase/(decrease) resulting from operations	8,658	20,918	68,079

2010 Policy Transactions
Net policy purchase payments	21,275	21,275	—
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	—
Transfers of cost of insurance and policy fees	(7,886)	(10,461)	(35,172)
Transfers between investment divisions, net	21,937	20,348	37,028
Transfers–other	29	98	—

Net increase/(decrease) from policy transactions	35,355	31,260	1,856

Total Increase/(Decrease) in Net Assets	44,013	52,178	69,935
Net Assets at December 31, 2009	76,100	128,949	702,249

Net Assets at December 31, 2010	$120,113	$181,127	$772,184

2011 Increase/(Decrease) from Operations
Net investment income/(expense)	$11,880	$3,939	$27,652
Net realized gain/(loss) from sale of investments	3,216	6,497	12,274
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	(5,632)	(10,122)	(40,136)

Net increase/(decrease) resulting from operations	9,464	314	(210)

2011 Policy Transactions
Net policy purchase payments	11,239	329,398	310,518
Transfers on account of death, surrenders and withdrawals	—	—	—
Transfers of policy loans	—	—	(13,002)
Transfers of cost of insurance and policy fees	(12,596)	(33,230)	(35,012)
Transfers between investment divisions, net	230,823	494,189	339,864
Transfers–other	474	46	—

Net increase/(decrease) from policy transactions	229,940	790,403	602,368

Total Increase/(Decrease) in Net Assets	239,404	790,717	602,158
Net Assets at December 31, 2010	120,113	181,127	772,184

Net Assets at December 31, 2011	$359,517	$971,844	$1,374,342

See notes to financial statements.

B-40

Investment Divisions
Oppenheimer Global Securities/VA Service Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	Legg Mason ClearBridge Variable Appreciation Class II	Legg Mason ClearBridge Variable Mid Cap Core Class II	Legg Mason ClearBridge Variable Small Cap Growth Class II

$—	$129	$13,314	$—	$—	$—
—	134	30	—	—	—
—	154	23,093	—	—	—
37	40	(99)	—	—	—

37	457	36,338	—	—	—

—	3,255	504,994	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(4)	(646)	(27,680)	—	—	—
544	15,908	89,710	—	—	—
—	(38)	112	—	—	—

540	18,479	567,136	—	—	—

577	18,936	603,474	—	—	—
—	—	197,578	—	—	—

$577	$18,936	$801,052	$—	$—	$—

$6	$6,672	$40,244	$—	$—	$—
(728)	7,646	1,614	—	—	—
—	28,442	31,007	—	—	—
(936)	(4,085)	(19,533)	—	—	—

(1,658)	38,675	53,332	—	—	—

7,928	292,772	856,904	—	—	—
—	—	(38,475)	—	—	—
—	—	(74,285)	—	—	—
(1,012)	(21,319)	(64,104)	—	—	—
24,080	671,952	715,187	—	—	—
—	(336)	70	—	—	—

30,996	943,069	1,395,297	—	—	—

29,338	981,744	1,448,629	—	—	—
577	18,936	801,052	—	—	—

$29,915	$1,000,680	$2,249,681	$—	$—	$—

B-41

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2011)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time.

The seventy-nine investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series Class I

RS S&P 500 Index VIP Series Class I

RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)

RS Low Duration Bond VIP Series Class I

RS Partners VIP Series Class I

RS Investment Quality Bond VIP Series Class I

RS Global Natural Resources VIP Series Class II

RS Money Market VIP Series Class I

Gabelli Capital Asset Fund

RS International Growth VIP Series Class I

RS Emerging Markets VIP Series Class I

RS Small Cap Growth Equity VIP Series Class I

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. Capital Appreciation Fund Series I

Invesco V.I. Utilities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Utilities Fund Series II

Invesco Van Kampen V.I. Growth and Income Fund Series II

Alger Capital Appreciation Portfolio Class S

AllianceBernstein VPS Value Portfolio Class B

AllianceBernstein VPS Growth & Income Portfolio Class B

Alliance Bernstein VPS Large Cap Growth Portfolio Class B

AllianceBernstein VPS Global Thematic Growth Portfolio Class B

AllianceBernstein VPS International Value Portfolio Class B

AllianceBernstein VPS Real Estate Investment Portfolio Class B

American Century VP Capital Appreciation Fund Class I

American Century VP Mid Cap Value Fund Class I

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Service Class

Wells Fargo Advantage VT International Equity Fund Class II

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Templeton Growth Securities Fund Class 2

Templeton Global Bond Securities Fund Class 2

Mutual Shares Securities Fund Class 2

Franklin Small Cap Value Securities Fund Class 2

Ibbotson Balanced ETF Asset Allocation Portfolio Class II

Ibbotson Growth ETF Asset Allocation Portfolio Class II

Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II

IVY Funds VIP Small Cap Growth

Janus Aspen Enterprise Portfolio Institutional Shares

Janus Aspen Forty Portfolio Institutional Shares

Janus Aspen Janus Portfolio Institutional Shares

Janus Aspen Worldwide Portfolio Institutional Shares

Janus Aspen Forty Portfolio Service Shares

Janus Aspen Janus Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Worldwide Portfolio Service Shares

B-42

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

MFS Growth Series Initial Class

MFS Investors Trust Series Initial Class

MFS New Discovery Series Initial Class

MFS Research Series Initial Class

MFS Total Return Series Initial Class

MFS Growth Series Service Class

MFS Strategic Income Series Service Class

MFS Research Series Service Class

MFS Total Return Series Service Class

Oppenheimer Global Securities Fund/VA Service Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

Legg Mason ClearBridge Variable Appreciation Portfolio Class II

Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II

Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(b)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(c)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

During 2010, the guidance pertaining to the disclosure of fair value measurements was amended to require (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2011, there were no transfers in and out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requirements for expanded disclosures. This new guidance is effective for 2012 and should be applied prospectively. The Account will adopt this guidance in 2012, which will impact this financial statement disclosure.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the

B-43

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2011, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in each mutual fund in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2011, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $88,655,603.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2011, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2011, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 19, 2012, the issuance of the financial statements to be subsequent events requiring disclosure. In January 2012, the Company was informed of pricing errors that required correction of net asset values by certain Underlying Funds. The Company recorded the corrections within the 2011 financial statements. Any required changes to policyowners were addressed in the first quarter of 2012.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Life Insurance policies is based on the 1980 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 4.0%.

Federal Income Taxes

The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current tax law, no federal taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-44

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2011, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series Class I	$795,289	$1,132,181
RS S&P 500 Index VIP Series Class I	2,000,347	1,411,141
RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)	401,703	490,124
RS Low Duration Bond VIP Series Class I	368,953	316,129
RS Partners VIP Series Class I	820,962	304,768
RS Investment Quality Bond VIP Series Class I	639,718	2,491,501
RS Global Natural Resources VIP Series Class II	758,823	269,515
RS Money Market VIP Series Class I	13,599,134	9,527,000
Gabelli Capital Asset Fund	526,768	335,522
RS International Growth VIP Series Class I	1,607,546	551,565
RS Emerging Markets VIP Series Class I	1,745,850	1,434,446
RS Small Cap Growth Equity VIP Series Class I	890,581	910,268
Value Line Centurion Fund	51,933	44,315
Value Line Strategic Asset Management Trust	132,658	367,239
Invesco V.I. Capital Appreciation Fund Series I	47,351	87,921
Invesco V.I. Utilities Fund Series I	115,436	132,304
Invesco V.I. Core Equity Fund Series I	60,096	154,511
Invesco V.I. Core Equity Fund Series II	391,471	148,113
Invesco V.I. Government Securities Fund Series II	482,687	155,381
Invesco V.I. Mid Cap Core Equity Fund Series II	175,793	139,255
Invesco V.I. Utilities Fund Series II	107,351	7,540
Invesco Van Kampen V.I. Growth and Income Fund Series II	453,795	63,382
Alger Capital Appreciation Portfolio Class S	413,027	173,331
AllianceBernstein VPS Value Portfolio Class B	21,349	10,371
AllianceBernstein VPS Growth & Income Portfolio Class B	1,356,735	503,131
AllianceBernstein VPS Large Cap Growth Portfolio Class B	1,221,324	611,554
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	184,266	105,032
AllianceBernstein VPS International Value Portfolio Class B	85,155	85,123
AllianceBernstein VPS Real Estate Investment Portfolio Class B	1,027,999	462,184
American Century VP Capital Appreciation Fund Class I	358,197	188,737
American Century VP Mid Cap Value Fund Class I	228,187	136,974
BlackRock Global Allocation V.I. Fund Class III	567,200	199,476
Davis Financial Portfolio	83,261	113,975
Davis Real Estate Portfolio	311,302	290,365
Davis Value Portfolio	503,825	259,405
Delaware VIP Limited-Term Diversified Income Series Service Class	1,094,251	190,731
Delaware VIP Diversified Income Series Service Class	696,304	287,972
Delaware VIP Emerging Markets Series Service Class	260,726	92,410
Wells Fargo Advantage VT International Equity Fund Class II	38,365	7,587
Fidelity VIP Contrafund Portfolio Service Class 2	1,811,735	897,047
Fidelity VIP Equity-Income Portfolio Service Class 2	370,396	405,689
Fidelity VIP Growth Opportunities Portfolio Service Class 2	59,711	51,544
Fidelity VIP High Income Portfolio Service Class 2	88,222	20,830
Fidelity VIP Mid Cap Portfolio Service Class 2	2,022,985	1,517,062
Fidelity VIP Freedom 2020 Portfolio Service Class 2	65,259	—
Fidelity VIP Freedom 2030 Portfolio Service Class 2	50,523	—
Templeton Growth Securities Fund Class 2	399,329	50,791
Templeton Global Bond Securities Fund Class 2	436,478	51,907
Mutual Shares Securities Fund Class 2	167,383	144,959
Franklin Small Cap Value Securities Fund Class 2	357,892	238,290
Ibbotson Balanced ETF Asset Allocation Portfolio Class II	402,113	251,364
Ibbotson Growth ETF Asset Allocation Portfolio Class II	474,120	324,265
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II	331,906	270,466

B-45

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Purchases	Sales
IVY Funds VIP Small Cap Growth	$136,131	$67,402
Janus Aspen Enterprise Portfolio Institutional Shares	151,290	172,975
Janus Aspen Forty Portfolio Institutional Shares	238,025	284,305
Janus Aspen Janus Portfolio Institutional Shares	93,655	105,260
Janus Aspen Worldwide Portfolio Institutional Shares	201,699	249,078
Janus Aspen Forty Portfolio Service Shares	61,946	62,772
Janus Aspen Janus Portfolio Service Shares	118,442	9,268
Janus Aspen Enterprise Portfolio Service Shares	40,950	41,226
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	666,656	503,240
Janus Aspen Balanced Portfolio Service Shares	—	—
Janus Aspen Worldwide Portfolio Service Shares	187,942	85,642
MFS Growth Series Initial Class	72,026	110,460
MFS Investors Trust Series Initial Class	68,264	87,014
MFS New Discovery Series Initial Class	581,433	301,438
MFS Research Series Initial Class	19,801	19,486
MFS Total Return Series Initial Class	515,872	673,979
MFS Growth Series Service Class	251,834	6,877
MFS Strategic Income Series Service Class	293,503	51,682
MFS Research Series Service Class	856,022	61,680
MFS Total Return Series Service Class	756,579	126,559
Oppenheimer Global Securities Fund/VA Service Class	35,637	4,635
PIMCO Real Return Portfolio Advisor Class	1,136,492	158,309
PIMCO Total Return Portfolio Advisor Class	1,886,667	420,120
Legg Mason ClearBridge Variable Appreciation Portfolio Class II	—	—
Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II	—	—
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II	—	—

Total	$50,034,639	$32,020,098

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•

For Park Avenue Millenneium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•

For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Flexible Solution — Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Executive Benefits, GIAC deducts at a current annual rate of .00% of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option, but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

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NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2010 and 2011, contractual charges amounted to $6,062,680 and $6,481,328, respectively.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investment Management Co. LLC (RS Investments), a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Products Funds Series (RS Funds). GIS serves as sub-adviser to certain RS funds and is the principal underwriter to all RS Funds. In addition, RS Investments, GIS, Guardian Baillie Gifford Ltd. (GBG), and Baillie Gifford Overseas Ltd. (BG Overseas) also have the roles described below. GIAC and BG Overseas each have an equity ownership interest in GBG.

RS Investments provides day-to-day investment management services to the following funds:

•RS Large Cap Alpha VIP Series Class I •RS Partners VIP Series Class I	•RS Small Cap Growth Equity VIP Series Class I •RS Global Natural Resources VIP Series Class II

As sub-adviser, GIS provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of GIS’s performance:

•RS Investment Quality Bond VIP Series Class I •RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)	•RS S&P 500 Index VIP Series Class I •RS Low Duration Bond VIP Series Class I •RS Money Market VIP Series Class I

GBG serves as sub-adviser, and BG Overseas serves as sub-sub-adviser and provides day-to-day investment management services to the following funds, subject to RS Investments’ and GBG’s general oversight of BG Overseas’ performance:

•RS International Growth VIP Series Class I	•RS Emerging Markets VIP Series Class I

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Funds’ average daily net assets. The sub-advisory fee payable to GIS and GBG by RS Investments also covers the administrative and accounting services provided by GIS and GBG to the RS Funds.

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Large Cap Alpha VIP Series Class I	None	0.50%	N/A
RS S&P 500 Index VIP Series Class I	GIS	0.25%	0.2375%
RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)	GIS	0.60%	0.5700%
RS Low Duration Bond VIP Series Class I	GIS	0.45%	0.4275%
RS Partners VIP Series Class I	None	1.00%	N/A
RS Investment Quality Bond VIP Series Class I	GIS	0.50%	0.4750%
RS Global Natural Resources VIP Series Class II	None	1.00%	N/A

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NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

RS Fund	Sub-adviser	Advisory Fee Rate	Sub-advisory Fee Rate
RS Money Market VIP Series Class I	GIS	0.45%	0.4275%
RS International Growth VIP Series Class I	GBG	0.80%	0.7600%
RS Emerging Markets VIP Series Class I	GBG	1.00%	0.9500%
RS Small Cap Growth Equity VIP Series Class I	None	0.75%	N/A

Under a sub-sub-advisory agreement between GBG and BG Overseas, the sub-sub-advisory fee payable by GBG to BG Overseas is .40% of RS International Growth VIP Series average daily net assets and .50% of RS Emerging Markets VIP Series average daily net assets.

GIS has a management agreement with Gabelli Capital Asset Fund and earns fees of .25% of the average daily net assets. GIAC has administrative service fee agreements with GIS, RS Investment Management Co. LLC, Invesco Advisors, Inc., AllianceBernstein L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Capital Management, LLC, Massachusetts Financial Services Company (MFS), OppenheimerFunds, Inc., PIMCO, Templeton Global Advisors Limited, EULAV Asset Management, LLC, Legg Mason Partners Fund Advisor, LLC and Waddell & Reed Investment Management Company, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2011 and 2010, were as follows:

	2011			2010
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series Class I	128,651	175,155	(46,504)	118,708	161,053	(42,345)
RS S&P 500 Index VIP Series Class I	222,653	175,978	46,675	117,281	136,489	(19,208)
RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)	23,237	30,570	(7,333)	26,204	8,356	17,848
RS Low Duration Bond VIP Series Class I	31,612	29,313	2,299	74,646	90,448	(15,802)
RS Partners VIP Series Class I	60,516	26,689	33,827	49,655	50,606	(951)
RS Investment Quality Bond VIP Series Class I	38,379	140,937	(102,558)	86,220	52,554	33,666
RS Global Natural Resources VIP Series Class II	80,531	32,730	47,801	18,735	11,389	7,346
RS Money Market VIP Series Class I	1,591,000	1,268,884	322,116	896,500	621,449	275,051
Gabelli Capital Asset Fund	30,971	22,745	8,226	28,528	41,811	(13,283)
RS International Growth VIP Series Class I	143,458	63,172	80,286	59,643	56,740	2,903
RS Emerging Markets VIP Series Class I	47,300	50,244	(2,944)	27,228	28,376	(1,148)
RS Small Cap Growth Equity VIP Series Class I	69,896	71,610	(1,714)	59,715	43,449	16,266
Value Line Centurion Fund	8,578	7,578	1,000	8,317	6,062	2,255
Value Line Strategic Asset Management Trust	13,934	32,138	(18,204)	26,276	29,754	(3,478)
Invesco V.I. Capital Appreciation Fund Series I	9,043	15,352	(6,309)	12,025	20,942	(8,917)
Invesco V.I. Utilities Fund Series I	10,809	13,290	(2,481)	14,690	16,533	(1,843)
Invesco V.I. Core Equity Fund Series I	7,662	18,766	(11,104)	26,861	25,503	1,358
Invesco V.I. Core Equity Fund Series II	37,731	15,508	22,223	27,041	15,045	11,996
Invesco V.I. Government Securities Fund Series II	42,118	14,894	27,224	13,253	2,825	10,428
Invesco V.I. Mid Cap Core Equity Fund Series II	16,563	13,675	2,888	7,486	1,730	5,756

B-48

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	2011			2010
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Utilities Fund Series II	10,208	744	9,464	948	44	904
Invesco Van Kampen V.I. Growth and Income Fund Series II	42,446	7,844	34,602	6,751	2,833	3,918
Alger Capital Appreciation Portfolio Class S	39,698	19,269	20,429	17,363	8,894	8,469
AllianceBernstein VPS Value Portfolio Class B	1,864	1,064	800	1,504	1,016	488
AllianceBernstein VPS Growth & Income Portfolio Class B	131,219	57,319	73,900	6,606	8,421	(1,815)
AllianceBernstein VPS Large Cap Growth Portfolio Class B	107,549	53,355	54,194	6,403	6,216	187
AllianceBernstein VPS Global Thematic Growth Portfolio Class B	18,008	10,899	7,109	11,630	4,088	7,542
AllianceBernstein VPS International Value Portfolio Class B	10,113	9,999	114	299	47	252
AllianceBernstein VPS Real Estate Investment Portfolio Class B	88,314	47,144	41,170	3,788	3,703	85
American Century VP Capital Appreciation Fund Class I	34,254	18,410	15,844	12,774	9,675	3,099
American Century VP Mid Cap Value Fund Class I	19,017	11,889	7,128	454	3	451
BlackRock Global Allocation V.I. Fund Class III	50,405	21,221	29,184	28,467	6,683	21,784
Davis Financial Portfolio	6,999	9,993	(2,994)	12,296	9,433	2,863
Davis Real Estate Portfolio	14,570	14,246	324	11,571	16,752	(5,181)
Davis Value Portfolio	37,467	32,443	5,024	27,044	30,053	(3,009)
Delaware VIP Limited-Term Diversified Income Series Service Class	88,927	16,139	72,788	10,849	1,297	9,552
Delaware VIP Diversified Income Series Service Class	66,824	41,166	25,658	20,993	10,305	10,688
Delaware VIP Emerging Markets Series Service Class	23,825	10,201	13,624	8,982	19,239	(10,257)
Wells Fargo Advantage VT International Equity Fund Class II	3,592	1,204	2,388	456	24	432
Fidelity VIP Contrafund Portfolio Service Class 2	140,780	83,321	57,459	82,754	89,667	(6,913)
Fidelity VIP Equity-Income Portfolio Service Class 2	31,182	36,842	(5,660)	32,529	26,714	5,815
Fidelity VIP Growth Opportunities Portfolio Service Class 2	7,860	7,038	822	11,167	16,279	(5,112)
Fidelity VIP High Income Portfolio Service Class 2	6,663	1,847	4,816	4,243	1,221	3,022
Fidelity VIP Mid Cap Portfolio Service Class 2	91,998	74,573	17,425	52,048	64,447	(12,399)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	6,263	—	6,263	—	—	—
Fidelity VIP Freedom 2030 Portfolio Service Class 2	5,107	—	5,107	—	—	—
Templeton Growth Securities Fund Class 2	45,436	10,063	35,373	3,863	2,526	1,337
Templeton Global Bond Securities Fund Class 2	37,805	4,777	33,028	—	—	—
Mutual Shares Securities Fund Class 2	14,351	13,380	971	7,289	1,734	5,555
Franklin Small Cap Value Securities Fund Class 2	34,183	23,076	11,107	24,907	12,417	12,490
Ibbotson Balanced ETF Asset Allocation Portfolio Class II	31,788	22,619	9,169	20,426	5,406	15,020
Ibbotson Growth ETF Asset Allocation Portfolio Class II	41,295	31,310	9,985	11,809	820	10,989
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II	30,973	26,052	4,921	9,682	398	9,284
IVY Funds VIP Small Cap Growth	10,915	5,538	5,377	1,203	17	1,186
Janus Aspen Enterprise Portfolio Institutional Shares	25,962	29,193	(3,231)	35,552	45,856	(10,304)
Janus Aspen Forty Portfolio Institutional Shares	25,487	29,806	(4,319)	29,850	29,018	832

B-49

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	2011			2010
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Aspen Janus Portfolio Institutional Shares	13,652	15,595	(1,943)	28,862	37,305	(8,443)
Janus Aspen Worldwide Portfolio Institutional Shares	34,655	42,617	(7,962)	40,545	60,848	(20,303)
Janus Aspen Forty Portfolio Service Shares	6,642	6,641	1	3,676	332	3,344
Janus Aspen Janus Portfolio Service Shares	10,755	854	9,901	—	—	—
Janus Aspen Enterprise Portfolio Service Shares	3,519	3,519	—	—	—	—
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	65,126	53,002	12,124	34,348	23,760	10,588
Janus Aspen Balanced Portfolio Service Shares	—	—	—	—	—	—
Janus Aspen Worldwide Portfolio Service Shares	17,407	8,598	8,809	6,136	1,473	4,663
MFS Growth Series Initial Class	11,362	16,360	(4,998)	33,196	31,388	1,808
MFS Investors Trust Series Initial Class	6,628	8,378	(1,750)	6,127	5,432	695
MFS New Discovery Series Initial Class	32,327	23,783	8,544	14,247	25,846	(11,599)
MFS Research Series Initial Class	2,005	2,072	(67)	3,262	4,793	(1,531)
MFS Total Return Series Initial Class	35,043	49,251	(14,208)	34,712	44,104	(9,392)
MFS Growth Series Service Class	23,019	668	22,351	176	5,661	(5,485)
MFS Strategic Income Series Service Class	23,474	4,895	18,579	15,208	12,173	3,035
MFS Research Series Service Class	81,434	6,366	75,068	19,271	16,258	3,013
MFS Total Return Series Service Class	66,071	11,776	54,295	3,788	3,574	214
Oppenheimer Global Securities Fund/VA Service Class	3,129	543	2,586	46	—	46
PIMCO Real Return Portfolio Advisor Class	94,425	16,461	77,964	2,947	1,266	1,681
PIMCO Total Return Portfolio Advisor Class	171,688	47,533	124,155	98,510	45,346	53,164
Legg Mason ClearBridge Variable Appreciation Portfolio Class II	—	—	—	—	—	—
Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II	—	—	—	—	—	—
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II	—	—	—	—	—	—

B-50

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

NOTE 6 — UNIT VALUES

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statement of Assets and Liabilities and the Financial Highlights. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
RS Large Cap Alpha VIP Series Class I
2011	566,036	$8.35	$4,728,167	—	0.96%	-9.22%
2010	612,540	9.20	5,636,491	—	2.33%	17.05%
2009	654,885	7.86	5,148,228	—	0.19%	25.09%
2008	641,850	6.28	4,033,575	—	1.27%	-29.62%
2007	651,963	8.93	5,821,721	—	0.95%	15.19%
RS S&P 500 Index VIP Series Class I
2011	542,705	$10.31	$5,595,864	—	1.86%	1.95%
2010	496,030	10.11	5,016,818	—	1.77%	14.77%
2009	515,238	8.81	4,540,444	—	1.94%	26.25%
2008	645,370	6.98	4,504,757	—	2.26%	-37.16%
2007	638,485	11.11	7,091,783	—	1.74%	5.22%
RS High Yield VIP Series Class I (formerly RS High Yield Bond VIP Series Class I)
2011	32,322	$18.89	$610,649	—	7.51%	4.19%
2010	39,655	18.13	719,060	—	11.07%	13.72%
2009	21,807	15.95	347,718	—	10.06%	38.10%
2008	14,599	11.55	168,563	—	7.67%	-20.83%
2007	23,511	14.58	342,898	—	7.04%	1.19%
RS Low Duration Bond VIP Series Class I
2011	71,066	$13.17	$935,903	—	2.43%	1.91%
2010	68,766	12.92	888,643	—	2.81%	4.57%
2009	84,568	12.36	1,045,038	—	4.96%	6.38%
2008	17,054	11.62	198,107	—	5.74%	3.56%
2007	7,187	11.22	80,603	—	4.55%	5.48%
RS Partners VIP Series Class I
2011	84,164	$13.92	$1,171,626	—	0.00%	-7.74%
2010	50,338	15.09	759,538	—	0.00%	26.66%
2009	51,289	11.91	611,002	—	0.00%	39.66%
2008	17,879	8.53	152,507	—	0.00%	-34.00%
2007	17,273	12.92	223,235	—	0.00%	-2.03%

B-51

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
RS Investment Quality Bond VIP Series Class I
2011	130,768	$20.21	$2,643,326	—	3.08%	7.08%
2010	233,326	18.88	4,404,746	—	4.16%	7.72%
2009	199,660	17.53	3,499,140	—	4.42%	11.20%
2008	181,521	15.76	2,860,876	—	5.23%	0.47%
2007	146,207	15.69	2,293,584	—	5.42%	6.22%
RS Global Natural Resources VIP Series Class II(5)
2011	63,794	$9.21	$587,288	—	0.00%	-7.46%
2010	15,994	9.95	159,102	—	0.00%	26.81%
2009	8,648	7.84	67,838	—	0.00%	50.59%
2008	223	5.21	1,162	—	0.00%	-47.91%
RS Money Market VIP Series Class I
2011	946,969	$12.64	$11,966,904	—	0.04%	0.03%
2010	624,853	12.63	7,894,769	—	0.02%	0.02%
2009	349,802	12.63	4,418,862	—	0.06%	0.06%
2008	343,055	12.62	4,330,938	—	1.93%	2.06%
2007	254,523	12.37	3,149,129	—	4.63%	4.70%
Gabelli Capital Asset Fund
2011	108,401	$19.57	$2,121,873	—	0.48%	-0.26%
2010	100,175	19.63	1,965,967	—	0.42%	29.89%
2009	113,458	15.11	1,714,279	—	0.84%	34.70%
2008	115,739	11.22	1,298,213	—	0.82%	-40.43%
2007	126,255	18.83	2,377,331	—	0.48%	9.13%
RS International Growth VIP Series Class I
2011	242,741	$11.13	$2,700,610	—	1.33%	-11.65%
2010	162,455	12.59	2,045,625	—	1.78%	14.19%
2009	159,552	11.03	1,759,396	—	2.27%	38.98%
2008	137,048	7.93	1,087,358	—	1.92%	-43.28%
2007	127,954	13.99	1,789,933	—	3.80%	15.02%
RS Emerging Markets VIP Series Class I
2011	80,331	$31.96	$2,567,744	—	0.00%	-20.97%
2010	83,275	40.45	3,368,298	—	2.95%	19.13%
2009	84,423	33.95	2,866,357	—	3.83%	96.37%
2008	82,257	17.29	1,422,259	—	0.26%	-56.65%
2007	97,074	39.88	3,871,430	—	2.11%	45.40%
RS Small Cap Growth Equity VIP Series Class I
2011	194,401	$15.91	$3,092,621	—	0.00%	-2.28%
2010	196,115	16.28	3,192,783	—	0.00%	27.57%
2009	179,849	12.76	2,295,135	—	0.00%	37.15%
2008	191,852	9.30	1,785,125	—	0.48%	-35.18%
2007	192,395	14.36	2,761,898	—	0.87%	5.13%
Value Line Centurion Fund
2011	47,165	$7.44	$350,966	—	0.00%	5.19%
2010	46,165	7.07	326,566	—	2.26%	25.75%
2009	43,910	5.63	247,013	—	0.00%	11.09%
2008	48,068	5.06	243,418	—	0.00%	-49.27%
2007	51,018	9.98	509,301	—	0.00%	20.72%

B-52

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Value Line Strategic Asset Management Trust
2011	130,633	$13.36	$1,744,975	—	0.56%	3.68%
2010	148,837	12.88	1,917,554	—	0.81%	15.20%
2009	152,315	11.18	1,703,383	—	1.13%	21.16%
2008	155,749	9.23	1,437,617	—	1.50%	-29.39%
2007	190,954	13.07	2,496,061	—	0.96%	15.28%
Invesco V.I. Capital Appreciation Fund Series I
2011	47,107	$6.30	$297,000	—	0.14%	-7.91%
2010	53,416	6.85	365,708	—	0.74%	15.49%
2009	62,333	5.93	369,523	—	0.63%	21.08%
2008	68,543	4.90	335,595	—	0.00%	-42.49%
2007	74,602	8.51	635,152	—	0.00%	12.01%
Invesco V.I. Utilities Fund Series I
2011	32,954	$12.38	$407,820	—	3.44%	16.45%
2010	35,435	10.63	376,586	—	3.78%	6.30%
2009	37,278	10.00	372,706	—	5.08%	14.93%
2008	39,369	8.70	342,476	—	2.76%	-32.35%
2007	36,935	12.86	474,984	—	2.10%	20.64%
Invesco V.I. Core Equity Fund Series I
2011	110,249	$8.78	$967,705	—	0.94%	-0.06%
2010	121,353	8.78	1,065,848	—	0.96%	9.56%
2009	119,995	8.02	961,998	—	1.93%	28.30%
2008	114,308	6.25	714,279	—	2.02%	-30.14%
2007	147,275	8.94	1,317,340	—	1.03%	8.12%
Invesco V.I. Core Equity Fund Series II(5)
2011	48,044	$10.12	$486,225	—	0.94%	-0.29%
2010	25,820	10.15	262,082	—	0.97%	9.25%
2009	13,824	9.29	128,438	—	2.22%	27.98%
2008	—	—	—	—	—	—
Invesco V.I. Government Securities Fund Series II(5)
2011	37,652	$12.11	$455,942	—	2.68%	7.63%
2010	10,428	11.25	117,328	—	6.81%	5.10%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Invesco V.I. Mid Cap Core Equity Fund Series II(5)
2011	14,308	$9.93	$142,039	—	0.10%	-6.50%
2010	11,419	10.62	121,251	—	0.42%	13.78%
2009	5,663	9.33	52,852	—	1.27%	29.86%
2008	—	—	—	—	—	—
Invesco V.I. Utilities Fund Series II(5)
2011	10,368	$10.84	$112,390	—	4.85%	16.15%
2010	904	9.33	8,436	—	4.86%	6.01%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Invesco Van Kampen V.I. Growth and Income Fund Series II(5)
2011	86,059	$10.42	$896,534	—	1.25%	-2.26%
2010	51,456	10.66	548,460	—	0.10%	12.19%
2009	47,538	9.50	451,634	—	5.06%	24.11%
2008	—	—	—	—	—	—

B-53

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Alger Capital Appreciation Portfolio Class S(5)
2011	44,973	$11.04	$496,662	—	0.00%	-0.63%
2010	24,544	11.11	272,758	—	0.18%	13.63%
2009	16,075	9.78	157,220	—	0.00%	50.69%
2008	—	—	—	—	—	—
AllianceBernstein VPS Value Portfolio Class B
2011	9,847	$11.56	$113,880	—	1.16%	-3.78%
2010	9,048	12.02	108,740	—	1.72%	11.42%
2009	8,560	10.79	92,340	—	3.00%	21.04%
2008	13,726	8.91	122,324	—	2.11%	-41.01%
2007	13,579	15.11	205,146	—	1.22%	-4.16%
AllianceBernstein VPS Growth & Income Portfolio Class B
2011	100,387	$12.34	$1,238,559	—	0.80%	6.07%
2010	26,487	11.63	308,094	—	0.00%	12.80%
2009	28,302	10.31	291,860	—	3.65%	20.35%
2008	28,667	8.57	245,631	—	1.70%	-40.69%
2007	29,923	14.45	432,320	—	1.19%	4.86%
AllianceBernstein VPS Large Cap Growth Portfolio Class B
2011	66,793	$11.94	$801,692	—	0.08%	-3.75%
2010	12,599	12.41	156,337	—	0.27%	9.83%
2009	12,412	11.30	140,234	—	0.00%	37.10%
2008	12,701	8.24	104,663	—	0.00%	-39.82%
2007	14,517	13.69	198,771	—	0.00%	13.61%
AllianceBernstein VPS Global Thematic Growth Portfolio Class B
2011	24,866	$10.17	$252,930	—	0.33%	-23.41%
2010	17,758	13.28	235,828	—	1.41%	18.58%
2009	10,216	11.20	114,418	—	0.00%	53.14%
2008	8,605	7.31	62,930	—	0.00%	-47.46%
2007	4,263	13.92	59,343	—	0.00%	19.89%
AllianceBernstein VPS International Value Portfolio Class B(5)
2011	393	$6.72	$2,639	—	3.87%	-19.44%
2010	279	8.34	2,327	—	4.51%	4.30%
2009	27	8.00	214	—	1.22%	34.36%
2008	—	—	—	—	—	—
AllianceBernstein VPS Real Estate Investment Portfolio Class B(5)
2011	112,541	$11.24	$1,264,649	—	1.03%	8.75%
2010	71,371	10.33	737,483	—	1.21%	26.05%
2009	71,286	8.20	584,377	—	0.00%	29.22%
2008	—	—	—	—	—	—
American Century VP Capital Appreciation Fund Class I(5)
2011	23,704	$10.19	$241,547	—	0.00%	-6.51%
2010	7,860	10.90	85,667	—	0.00%	31.29%
2009	4,761	8.30	39,528	—	0.00%	37.07%
2008	—	—	—	—	—	—

B-54

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
American Century VP Mid Cap Value Fund Class I(7)
2011	7,579	$11.88	$90,034	—	1.37%	-0.69%
2010	451	11.96	5,394	—	2.82%	19.62%
BlackRock Global Allocation V.I. Fund Class III(6)
2011	50,968	$11.27	$574,171	—	3.14%	-3.64%
2010	21,784	11.69	254,673	—	1.89%	9.76%
2009	—	—	—	—	—	—
Davis Financial Portfolio
2011	36,652	$11.99	$439,456	—	1.27%	-7.96%
2010	39,646	13.03	516,462	—	0.89%	11.10%
2009	36,783	11.73	431,288	—	0.85%	41.18%
2008	36,794	8.31	305,586	—	0.00%	-46.36%
2007	37,430	15.48	579,570	—	1.09%	-6.05%
Davis Real Estate Portfolio
2011	41,273	$26.08	$1,076,327	—	1.32%	8.89%
2010	40,949	23.95	980,666	—	1.84%	19.70%
2009	46,130	20.01	922,933	—	2.81%	31.73%
2008	41,258	15.19	626,657	—	2.34%	-46.91%
2007	46,452	28.61	1,329,022	—	3.74%	-15.48%
Davis Value Portfolio
2011	162,924	$12.20	$1,987,171	—	0.87%	-4.18%
2010	157,900	12.73	2,009,803	—	1.35%	12.76%
2009	160,909	11.29	1,816,264	—	0.87%	31.16%
2008	180,590	8.61	1,554,198	—	1.10%	-40.32%
2007	165,530	14.42	2,387,139	—	1.21%	4.64%
Delaware VIP Limited-Term Diversified Income Series Service Class(5)
2011	82,340	$12.34	$1,015,867	—	1.60%	2.56%
2010	9,552	12.03	114,976	—	1.89%	4.30%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Delaware VIP Diversified Income Series Service Class(5)
2011	81,624	$13.73	$1,120,434	—	3.36%	6.15%
2010	55,966	12.93	723,699	—	4.41%	7.87%
2009	45,278	11.99	542,797	—	0.00%	26.66%
2008	—	—	—	—	—	—
Delaware VIP Emerging Markets Series Service Class(5)
2011	15,543	$10.15	$157,818	—	1.08%	-20.00%
2010	1,919	12.69	24,354	—	1.46%	18.21%
2009	12,176	10.74	130,725	—	0.00%	77.67%
2008	—	—	—	—	—	—
Wells Fargo Advantage VT International Equity Fund Class II(6)
2011	2,820	$10.85	$30,609	—	0.13%	-12.91%
2010	432	12.46	5,385	—	0.77%	16.50%
2009	—	—	—	—	—	—

B-55

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Fidelity VIP Contrafund Portfolio Service Class 2
2011	359,420	$14.75	$5,301,655	—	0.87%	-2.78%
2010	301,961	15.17	4,581,654	—	1.03%	16.93%
2009	308,874	12.98	4,008,132	—	1.25%	35.47%
2008	290,257	9.58	2,780,379	—	0.85%	-42.69%
2007	265,546	16.71	4,438,447	—	0.80%	17.30%
Fidelity VIP Equity-Income Portfolio Service Class 2
2011	116,712	$13.39	$1,562,893	—	2.25%	0.66%
2010	122,372	13.30	1,628,017	—	1.69%	14.92%
2009	116,557	11.58	1,349,379	—	2.26%	29.88%
2008	92,939	8.91	828,399	—	2.52%	-42.81%
2007	86,834	15.59	1,353,377	—	1.61%	1.27%
Fidelity VIP Growth Opportunities Portfolio Service Class 2
2011	50,632	$9.09	$460,088	—	0.00%	1.97%
2010	49,810	8.91	443,879	—	0.00%	23.47%
2009	54,922	7.22	396,394	—	0.26%	45.46%
2008	51,760	4.96	256,821	—	0.14%	-55.14%
2007	47,449	11.06	524,758	—	0.00%	22.91%
Fidelity VIP High Income Portfolio Service Class 2(5)
2011	7,838	$12.75	$99,924	—	10.71%	3.72%
2010	3,022	12.29	37,148	—	15.70%	13.67%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Fidelity VIP Mid Cap Portfolio Service Class 2
2011	222,604	$24.40	$5,430,598	—	0.02%	-10.85%
2010	205,178	27.37	5,614,820	—	0.13%	28.57%
2009	217,577	21.28	4,631,012	—	0.50%	39.75%
2008	201,462	15.23	3,068,310	—	0.24%	-39.61%
2007	221,116	25.22	5,576,122	—	0.49%	15.34%
Fidelity VIP Freedom 2020 Portfolio Service Class 2(8)
2011	6,263	$10.42	$65,259	—	0.00%	4.19%
Fidelity VIP Freedom 2030 Portfolio Service Class 2(8)
2011	5,107	$9.89	$50,523	—	0.00%	-1.08%
Templeton Growth Securities Fund Class 2(5)
2011	38,833	$9.12	$354,046	—	1.73%	-6.97%
2010	3,459	9.80	33,905	—	0.71%	7.39%
2009	2,122	9.13	19,364	—	0.00%	31.10%
2008	—	—	—	—	—	—
Templeton Global Bond Securities Fund Class 2(7)
2011	33,028	$10.96	$361,961	—	7.09%	-0.87%
2010	—	—	—	—	—	—
Mutual Shares Securities Fund Class 2(6)
2011	6,526	$11.91	$77,726	—	2.61%	-1.04%
2010	5,555	12.04	66,854	—	0.80%	11.19%
2009	—	—	—	—	—	—

B-56

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Franklin Small Cap Value Securities Fund Class 2(5)
2011	23,597	$10.70	$252,560	—	0.76%	-3.76%
2010	12,490	11.12	138,907	—	0.84%	28.22%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Ibbotson Balanced ETF Asset Allocation Portfolio Class II(6)
2011	123,253	$11.79	$1,453,164	—	1.05%	-0.89%
2010	114,084	11.90	1,357,093	—	0.75%	12.47%
2009	99,064	10.58	1,055,636	—	0.68%	5.77%
Ibbotson Growth ETF Asset Allocation Portfolio Class II(6)
2011	20,974	$11.81	$247,745	—	0.82%	-3.68%
2010	10,989	12.26	134,759	—	1.47%	13.86%
2009	—	—	—	—	—	—
Ibbotson Income & Growth ETF Asset Allocation Portfolio Class II(6)
2011	14,205	$11.42	$162,294	—	0.86%	1.08%
2010	9,284	11.30	104,925	—	1.47%	8.88%
2009	—	—	—	—	—	—
IVY Funds VIP Small Cap Growth(7)
2011	6,563	$11.40	$74,785	—	0.00%	-10.60%
2010	1,186	12.75	15,117	—	0.00%	27.48%
Janus Aspen Enterprise Portfolio Institutional Shares
2011	241,324	$7.52	$1,814,401	—	0.00%	-1.42%
2010	244,555	7.63	1,865,190	—	0.07%	25.85%
2009	254,859	6.06	1,544,530	—	0.00%	44.83%
2008	272,630	4.18	1,140,840	—	0.25%	-43.72%
2007	296,023	7.44	2,201,057	—	0.22%	22.04%
Janus Apen Forty Portfolio Institutional Shares
2011	141,537	$10.82	$1,531,310	—	0.38%	-6.69%
2010	145,856	11.60	1,691,254	—	0.36%	6.75%
2009	145,024	10.86	1,575,280	—	0.04%	46.33%
2008	158,870	7.42	1,179,276	—	0.14%	-44.15%
2007	154,187	13.29	2,049,244	—	0.36%	36.99%
Janus Aspen Janus Portfolio Institutional Shares
2011	93,030	$7.47	$694,549	—	0.59%	-5.30%
2010	94,973	7.88	748,747	—	1.10%	14.52%
2009	103,416	6.88	711,952	—	0.53%	36.35%
2008	139,563	5.05	704,656	—	0.75%	-39.72%
2007	135,835	8.38	1,137,719	—	0.73%	15.09%
Janus Aspen Worldwide Portfolio Institutional Shares
2011	172,463	$6.41	$1,105,912	—	0.58%	-13.74%
2010	180,425	7.43	1,341,275	—	0.61%	15.83%
2009	200,728	6.42	1,288,222	—	1.43%	37.70%
2008	229,074	4.66	1,067,639	—	1.23%	-44.66%
2007	212,062	8.42	1,785,983	—	0.76%	9.63%

B-57

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Janus Aspen Forty Portfolio Service Shares(5)
2011	3,344	$8.79	$29,403	—	0.28%	-6.94%
2010	3,344	9.45	31,591	—	0.36%	6.48%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Janus Aspen Janus Portfolio Service Shares(5)
2011	9,901	$9.98	$98,775	—	0.70%	-5.54%
2010	—	—	—	—	—	—
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Janus Aspen Enterprise Portfolio Service Shares(4)(5)
2011	—	$—	$—	—	—	—
2010	—	—	—	—	—	—
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares(5)
2011	36,761	$10.93	$401,907	—	0.51%	-2.98%
2010	24,637	11.27	277,634	—	0.58%	15.36%
2009	14,049	9.77	137,231	—	0.33%	32.92%
2008	—	—	—	—	—	—
Janus Aspen Balanced Portfolio Service Shares(4)(8)
2011	—	$—	$—	—	—	—
Janus Aspen Worldwide Portfolio Service Shares(5)
2011	13,472	$9.39	$126,512	—	0.54%	-13.99%
2010	4,663	10.92	50,912	—	0.59%	15.52%
2009	—	—	—	—	—	—
2008	—	—	—	—	—	—
MFS Growth Series Initial Class
2011	123,255	$7.54	$929,439	—	0.19%	-0.32%
2010	128,254	7.57	970,280	—	0.12%	15.34%
2009	126,446	6.56	829,397	—	0.31%	37.68%
2008	121,733	4.76	579,975	—	0.25%	-37.42%
2007	150,301	7.61	1,144,212	—	0.00%	21.17%
MFS Investors Trust Series Initial Class
2011	22,122	$10.91	$241,332	—	0.89%	-2.18%
2010	23,872	11.15	266,225	—	1.15%	11.10%
2009	23,177	10.04	232,655	—	1.64%	26.90%
2008	26,493	7.91	209,571	—	0.86%	-33.08%
2007	28,656	11.82	338,728	—	0.80%	10.31%
MFS New Discovery Series Initial Class
2011	78,503	$12.79	$1,004,085	—	0.00%	-10.27%
2010	69,959	14.25	997,187	—	0.00%	36.34%
2009	81,558	10.45	852,687	—	0.00%	63.18%
2008	87,279	6.41	559,181	—	0.00%	-39.33%
2007	86,343	10.56	911,786	—	0.00%	2.52%

B-58

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
MFS Research Series Initial Class
2011	14,270	$9.85	$140,615	—	0.86%	-0.45%
2010	14,337	9.90	141,918	—	0.90%	15.90%
2009	15,868	8.54	135,530	—	1.41%	30.54%
2008	18,071	6.54	118,232	—	0.51%	-36.09%
2007	16,602	10.24	169,953	—	0.69%	13.20%
MFS Total Return Series Initial Class
2011	170,029	$16.89	$2,872,225	—	2.62%	1.77%
2010	184,237	16.60	3,058,056	—	2.74%	9.93%
2009	193,629	15.10	2,923,642	—	3.65%	18.03%
2008	200,488	12.79	2,564,794	—	3.11%	-22.13%
2007	196,368	16.43	3,226,082	—	2.52%	4.21%
MFS Growth Series Service Class(5)
2011	22,351	$10.71	$239,301	—	0.02%	-0.56%
2010	—	—	—	—	—	—
2009	5,485	9.36	51,337	—	0.00%	37.33%
2008	—	—	—	—	—	—
MFS Strategic Income Series Service Class(5)
2011	28,550	$12.59	$359,517	—	5.48%	4.53%
2010	9,971	12.05	120,113	—	5.26%	9.79%
2009	6,936	10.97	76,100	—	0.00%	23.88%
2008	—	—	—	—	—	—
MFS Research Series Service Class(5)
2011	92,117	$10.55	$971,844	—	0.63%	-0.69%
2010	17,050	10.62	181,127	—	0.74%	15.64%
2009	14,037	9.19	128,949	—	0.00%	30.20%
2008	—	—	—	—	—	—
MFS Total Return Series Service Class(5)
2011	126,491	$10.87	$1,374,342	—	2.75%	1.58%
2010	72,196	10.70	772,184	—	2.45%	9.63%
2009	71,982	9.76	702,249	—	0.00%	17.72%
2008	—	—	—	—	—	—
Oppenheimer Global Securities Fund/VA Service Class(7)
2011	2,632	$11.36	$29,915	—	0.05%	-8.53%
2010	46	12.42	577	—	0.00%	24.23%
PIMCO Real Return Portfolio Advisor Class(6)
2011	79,645	$12.56	$1,000,680	—	1.67%	11.57%
2010	1,681	11.26	18,936	—	1.32%	8.00%
2009	—	—	—	—	—	—
PIMCO Total Return Portfolio Advisor Class(6)
2011	196,624	$11.44	$2,249,681	—	2.54%	3.51%
2010	72,469	11.05	801,052	—	2.30%	8.01%
2009	19,305	10.23	197,578	—	0.52%	2.35%
Legg Mason ClearBridge Variable Appreciation Portfolio Class II(4)(8)
2011	—	$—	$—	—	—	—
Legg Mason ClearBridge Variable Mid Cap Core Portfolio Class II(4)(8)
2011	—	$—	$—	—	—	—

B-59

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2011 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Legg Mason ClearBridge Variable Small Cap Growth Portfolio Class II(4)(8)
2011	—	$—	$—	—	—	—

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased. For 2011 and 2010, average net assets are based on the daily net assets. For 2009, 2008 and 2007, average net assets are based on the net assets calculated on January 1 and each of the twelve month-ends within the year.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	No contracts with this rider investing in this investment division.
(5)	Portfolio commenced operations on September 2, 2008.
(6)	Portfolio commenced operations on September 14, 2009.
(7)	Portfolio commenced operations on June 4, 2010.
(8)	Portfolio commenced operations on April 29, 2011.

B-60

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account N:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account N at December 31, 2011 listed in Note 1, and the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Guardian Insurance & Annuity Company, Inc. management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

March 19, 2012

B-61

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

	As of December 31,
	2011	2010
	(In millions)
Admitted assets
Bonds	$1,714	$1,732
Preferred stocks	4	4
Investment in subsidiaries	18	19
Policy loans	109	106
Cash, cash equivalents and short-term investments	63	51
Receivable for securities	1	—

Total invested assets	1,909	1,912

Due and accrued investment income	25	26
Net deferred tax asset	13	5
Income tax receivable	—	13
Other assets	27	31
Receivable from separate accounts	198	146
Separate account assets	8,160	8,084

Total admitted assets	$10,332	$10,217

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$1,845	$1,822
Asset valuation reserve	14	15
Due to parent and affiliates	13	12
Income tax payable	5	—
Amount due to brokers	4	—
Other liabilities	39	45
Separate accounts liabilities	8,158	8,082

Total liabilities	10,078	9,976

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	175	175
Unassigned surplus	77	64

Total capital and surplus	254	241

Total liabilities, capital and surplus	$10,332	$10,217

See notes to statutory basis financial statements.

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2011	2010
	(In millions)
Revenues
Premiums and annuity considerations	$1,531	$1,116
Net investment income	91	96
Service fees	182	155
Commissions and expense allowances on reinsurance ceded and other income	9	4

Total revenues	1,813	1,371

Benefits and expenses
Policyholder benefits	1,279	1,067
Net transfers to separate accounts	303	115
General insurance expenses	90	89
Commissions and other expenses	130	104

Total benefits and expenses	1,802	1,375

Gains (losses) before federal income taxes and realized losses from investments	11	(4)
Federal income tax benefit	—	(45)

Gain from operations, net of federal income taxes and before net realized losses	11	41
Net realized capital losses, net of tax and transfers to IMR	(11)	(25)

Net income	$—	$16

See notes to statutory basis financial statements.

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS

	For the Years Ended December 31,
	2011	2010
	(In millions)

Beginning of year balance	$241	$236

Adjustments to surplus
Net income	—	16
Change in net unrealized capital gains, net of tax	—	—
Change in non-admitted assets:
SSAP 10R election	8	—
Other	—	13
Change in net deferred taxes	4	(8)
Change in asset valuation reserve	1	7
Return of capital to the parent	—	(20)
Change in reserve valuation basis	—	(3)

Net adjustments to surplus	13	5

End of year balance	$254	$241

See notes to statutory basis financial statements.

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2011	2010
	(In millions)
Cash flows from operating activities
Premiums and annuity considerations	$1,533	$1,100
Investment income received	98	105
Service fees and other income received	195	162
Benefits and loss related payments	(1,259)	(1,098)
Net transfers to separate accounts	(355)	(127)
Commissions, expenses and taxes paid	(219)	(192)
Federal income taxes recovered	18	11

Net cash provided by (used in) operating activities	11	(39)

Cash flows from investing activities
Proceeds from bonds sold or matured	281	321
Proceeds from sale of stocks	—	27
Proceeds from derivatives and miscellaneous proceeds	12	4
Costs of bonds acquired	(265)	(280)
Costs of stocks acquired	—	(1)
Investment in subsidiaries	—	20
Cost of derivatives and miscellaneous applications	(18)	(35)
Increase in policy loans, net of repayments	(3)	(7)

Net cash provided by investing activities	7	49

Cash flows from financing and miscellaneous activities
Return of capital to parent	—	(20)
Other cash (applied) provided	(8)	14
Net deposits on deposit-type contracts and other insurance liabilities	2	3

Net cash used in financing activities	(6)	(3)

Net increase in cash, cash equivalents and short-term investments	12	7
Cash, cash equivalents and short-term investments, beginning of year	51	44

Cash, cash equivalents and short-term investments, end of year	$63	$51

See notes to statutory basis financial statements.

B-65

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE A—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other products and policies other than variable deferred annuity contracts and variable life insurance policies.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

GIS is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA, and a registered investment adviser under the Investment Adviser Act of 1940. GIS operates as the distributor and underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS serves as a sub-adviser to the fixed income, asset allocation and index funds and is the sole distributor of the RS funds.

The Company, in agreement with Baillie Gifford Overseas Ltd., has an equity ownership interest in a company—Guardian Baillie Gifford Ltd. (“GBG”)—that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment sub-adviser for the RS International Growth VIP Series (“RSIGS”), the RS Emerging Markets VIP Series (“RSEMS”), RS International Growth Fund (“RSIGF”) and RS Emerging Markets Fund (“RSEMF”). GBG serves as the sole investment sub-adviser to these funds. These funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies sold by the Company.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain products’ variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note I).

NOTE B—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2011 and 2010. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; and 10) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note L.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department of Insurance of the State of Delaware in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $13 million and $21 million at December 31, 2011 and 2010, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents, are charged directly to unassigned surplus.

Investments:

See Note C and Note D regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, preferred stocks, and investments in subsidiaries.

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value.

Other Assets:

Other assets consist primarily of deferred, uncollected and unpaid premiums, reinsurance recoverables and receivables for service fees.

Other Liabilities:

Other liabilities consist primarily of contingent tax liabilities, reinsurance payables, accrued expenses, payables to custodians and commissions payable.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 4.90%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 3.55%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	4.00% to 6.00%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5%-7% and either compound or simple depending on the rider version). Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2011 and 2010, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2011			2010
	Account Value	NAR	Average Age	Account Value	NAR	Average Age
GMDB	$6,527	$202	63	$6,156	$133	62
GMWB	3,505	336	60	2,710	117	60
GMIB*	107	—	59	124	—	58
GMAB	45	—	63	61	—	62

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a single path, deterministic projection with stipulated assumptions and the stochastic amount is based on the results of stochastically generated interest rate scenarios. Management’s best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2011 and 2010, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2011 and 2010, the Company had $657 million and $700 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $30 million and $31 million as of December 31, 2011 and 2010, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available.

For both policies, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These extra premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the extra premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches—a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the company experience as allowed in the Model and the interest is the maximum valuation interest rate.

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds.

Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received on variable life insurance and annuity products. Corresponding transfers to or from separate accounts are a component of “Net transfers to separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note F).

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note G).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, respectively, the Company had a $1 million liability included in “Other liabilities” for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.4 million and $0 million as of December 31, 2011 and 2010, respectively.

Reclassifications:

Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE C—INVESTMENTS

Bonds and Preferred Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company-derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital losses. Valuation methods for the various types of investments held are as follows:

Bonds—Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Preferred stocks—Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost basis and estimated fair value of bonds and the cost and estimated fair value of preferred stocks and investments in subsidiaries at December 31, 2011 and 2010, were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2011		Gains	(Losses)
		(In millions)
U.S. Government	$12	$2	$—	$14
Special Revenue	19	—	—	19
States, Territories and Possessions	12	—	—	12
Political Subdivisions	11	1	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,658	91	(4)	1,745

Total Bonds	$1,714	$94	$(4)	$1,804

Preferred Stocks—Perpetual	$4	$—	$(2)	$2

Investment in Subsidiaries	$54	$3	$(39)	$18

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2010		Gains	(Losses)
		(In millions)
U.S. Government	$12	$1	$—	$13
Special Revenue	19	—	—	19
States, Territories and Possessions	8	—	—	8
Political Subdivisions	12	—	—	12
Hybrid	2	—	—	2
Industrial and Miscellaneous	1,679	92	(4)	1,767

Total Bonds	$1,732	$93	$(4)	$1,821

Preferred Stocks—Perpetual	$4	$—	$(1)	$3

Investment in Subsidiaries	$54	$3	$(38)	$19

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2011, approximately 4.0% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 1.0% of the portfolio at December 31, 2011.

The amortized cost and estimated fair value of bonds at December 31, 2011, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2011
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$316	$320
Due after one year through five years	1,049	1,103
Due after five years through ten years	193	211
Due after ten years	110	123
Sinking fund bonds, mortgage-backed securities and asset-backed securities	46	47

Total	$1,714	$1,804

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The net change in unrealized capital gains included in surplus for the years ended December 31, 2011 and 2010 are summarized as follows:

	2011	2010
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Investments in subsidiaries	$(1)	$2
Derivatives	2	(1)
Tax effect on unrealized capital gains	(1)	(1)

Total change in net unrealized capital gains, net of tax	$—	$—

Proceeds from sales of investments in bonds amounted to $47 million and $64 million in 2011 and 2010, respectively. Gross gains of $3 million and $3 million and gross losses of $0.2 million and $1 million were realized on sales of bonds in 2011 and 2010, respectively.

Proceeds from sales of investments in affiliated mutual funds amounted to $25 million in 2010. Gross gains of $1 million and gross losses of $1 million were realized on sales of affiliated mutual funds in 2010. There were no sales of investments in affiliated mutual funds in 2011.

Proceeds from sales of investments in preferred stocks amounted to $2 million in 2010. Gross gains of $0.4 million were realized on sales of preferred stocks in 2010. There were no sales of investments in preferred stocks in 2011.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2011	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
States, Territories and Possessions	$1	$—	$—	$—	$1	$—
Hybrids	—	—	2	—	2	—
Industrial and Miscellaneous	79	(3)	9	(1)	88	(4)

Total Bonds	80	(3)	11	(1)	91	(4)
Preferred Stocks—Perpetual	—	—	2	(2)	2	(2)

Total Temporarily Impaired Securities	$80	$(3)	$13	$(3)	$93	$(6)

December 31, 2010	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
Special Revenue	$3	$—	$—	$—	$3	$—
States, Territories and Possessions	2	—	—	—	2	—
Hybrids	—	—	2	—	2	—
Industrial and Miscellaneous	136	(3)	9	(1)	145	(4)

Total Bonds	141	(3)	11	(1)	152	(4)
Preferred Stocks—Perpetual	3	(1)	—	—	3	(1)

Total Temporarily Impaired Securities	$144	$(4)	$11	$(1)	$155	$(5)

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were eleven securities in an unrealized loss position for greater than 12 months with a book value of $16 million and a fair value of $13 million as of December 31, 2011. There were eight securities in an unrealized loss position for greater than 12 months with a book value of $12 million and a fair value of $11 million as of December 31, 2010.

In reaching the conclusion that these impairments are temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Sub-prime credit exposure:

The Company regularly monitors its investment portfolios for performance, credit issues and risk exposures. By using a variety of measurements and credit analysis derived from both internal and external sources, the Company tracks the risk exposure the portfolios have to market events such as the credit deterioration in the sub-prime and other below sub-prime mortgage market. Sub-prime investments can include high loan to value pools and pools where the borrowers have very impaired credit but the average loan to value is low. The Company has minimal exposure and recorded no impairments in 2011 or 2010 on its sub-prime or other below sub-prime mortgage-backed security holdings. The Company does not hold investments in collateralized debt obligations (CDOs) or collateralized loan obligations (CLOs) and does not hold any asset-backed securities (ABS) with sub-prime exposure or other below sub-prime mortgage exposure as of December 31, 2011.

Investment in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and GBG (See Note C). Selected financial information for PAS, the Company’s significant subsidiary at December 31, is highlighted below:

	2011	2010
	(In millions)
Total assets	$32	$32
Total liabilities	17	16
Net loss	$(1)	$(3)

There were no dividends received from PAS in 2011 and 2010.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2011	2010
	(In millions)
Bonds	$82	$89
Subsidiaries	5	3
Policy loans	7	6
Other	—	1

Total gross investment income	94	99
Less: investment expenses	(3)	(3)

Net investment income	$91	$96

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2011	2010
	(In millions)
Bonds	$5	$4
Derivatives and other	(11)	(27)

Total net realized capital losses	(6)	(23)
Transfer to IMR	(4)	(2)
Capital losses tax expense	1	—

Net realized capital losses, net of tax and transfers from IMR	$(11)	$(25)

There were no impairment losses as of December 31, 2011 and 2010.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product. Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirement, as open positions are typically closed out prior to the delivery date of the contract. These contracts have a notional amount of $3 million and $0.3 million as of December 31, 2011 and 2010, respectively. There is no carrying amounts of these contracts as of these dates as the contracts are settled daily through a margin account as stated above.

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company periodically enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2011. Assets of $15 million are included in the Statutory Basis Balance Sheets as “Cash, cash equivalents and short-term investments” as of December 31, 2010 and are subject to repurchase. The repurchase agreements had interest rates of 0.13% as of December 31, 2010 and matured on January 3, 2011. The Company’s policy requires a minimum of 102% of the fair value of the borrowed securities as collateral, calculated on a daily basis, in the form of either cash or securities. The collateral consists of one Federal Home Loan Bank Security with a par value of $14.8 million, a fair value (with accrued interest) of $15.3 million, and a coupon rate of 3.60%. For reverse repurchase agreements the Company requires collateral of at least 95% of the fair value of the transferred securities. The Company held no cash collateral as of December 31, 2011 and 2010.

Information About Financial Instruments with off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2011 and 2010, were $44 million and $9 million, respectively.

NOTE D—FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective for December 31, 2010, statutory accounting guidance adopted new reporting requirements around fair value measurements and the reporting of fair values. These new requirements are based on the fair value measurement and reporting requirements established in GAAP accounting guidance. The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include preferred stocks and certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: quoted market price, third party pricing vendors, independent broker quotations, or internal pricing models. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Bonds and Preferred Stocks:

Estimated fair values for bonds and preferred stocks are based on values provided by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Preferred stocks are carried at fair value if impaired during the reporting period or carried at the lower of cost or fair value based on the rating assigned by the SVO. At December 31, 2011, no bonds or preferred stocks were carried at fair value.

Separate Accounts Assets:

The assets that the separate accounts hold are reported at their fair value on the Company’s balance sheet. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments and unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Registered mutual funds investments of $7,384 million at December 31, 2011 and 2010, respectively, were valued using quoted market prices available in active markets for identical assets. Non-registered collective investment funds investments of $776 million and $700 million at December 31, 2011 and 2010, respectively, were valued based upon the reported NAV as they had no redemption restrictions or fees associated with them and they are open to new investors. There were no significant amounts of other types of investments held in the separate accounts as of December 31, 2011 and 2010, where fair values were determined by using estimates and assumptions based on internally derived information.

The following tables summarize the Company’s investments carried at fair value hierarchy levels as of December 31, 2011 and 2010:

December 31, 2011	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$7,384	$776	$—	$8,160	$8,160

Total Assets at Fair Value	$7,384	$776	$—	$8,160	$8,160

There were no transfers into or out of Level 1 and 2 during 2011.

December 31, 2010	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$7,384	$700	$—	$8,084	$8,084

Total Assets at Fair Value	$7,384	$700	$—	$8,084	$8,084

There were no transfers into or out of Level 1 and 2 during 2010.

The following tables summarize changes to the Company’s investments carried at fair value using significant unobservable inputs (Level 3) for the years ended ended December 31, 2011 and 2010:

December 31, 2011	Bonds	Separate Accounts	Total
(In Millions)
Fair Value, beginning of period	$—	$—	$—
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—
Included in surplus	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Fair Value, end of period	$—	$—	$—

There were no bond impairments in 2011.

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2010	Bonds	Separate Accounts	Total
(In Millions)
Fair Value, beginning of period	$2	$—	$2
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—
Included in surplus	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2)	—	(2)

Fair Value, end of period	$—	$—	$—

There were no bond impairments in 2010.

NOTE E—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date and subsequently reinsured to The Guardian (See Note G). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2011 and 2010 were as follows:

	2011
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$4	$4
Ordinary renewal	16	16
Group life renewal	1	1

	2010
Type	Gross	Net of Loading
	(In millions)
Ordinary new business	$6	$6
Ordinary renewal	13	13
Group life renewal	1	1

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE F—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America, Inc.,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Guardian Trust Company,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries, and

•	American Financial Systems, Inc.

The Company is included in a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity that is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

In 2011, the Company elected to apply paragraph 10.e of SSAP No. 10R “Income Taxes-Revised, A Temporary Replacement of SSAP No. 10” (“SSAP 10R”) which resulted in an increase of $8 million to surplus and is included in “SSAP 10R election” in the Statutory Basis Statements of Changes in Surplus. SSAP 10R changed the accounting guidance for deferred tax assets (“DTAs”). SSAP 10R paragraph 10.e increases the admitted DTA ceiling by increasing the limit from 10 to 15 percent of capital and surplus and by extending the recoverable period from 1 to 3 years. The previous accounting rule allowed the admittance of DTAs that will be realized as a tax benefit within one year. The new accounting rule allows the DTAs that are realizable within three years to be admitted into surplus. In 2010, the Company did not elect to admit DTAs pursuant to paragraph 10.e under SSAP 10R.

For 2011, the Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of DTAs under SSAP No. 10R, Income Taxes—Revised, A Temporary Replacement of SSAP No. 10.

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Components of the Net Deferred Tax Assets at December 31, 2011 and 2010 were as follows:

	December 31, 2011			December 31, 2010			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Gross deferred tax assets	$37	$6	$43	$35	$8	$43	$2	$(2)	$—
Valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted deferred tax assets	37	6	43	35	8	43	2	(2)	—
(admitted and non-admitted)
Total of all deferred tax liabilities	17	—	17	20	—	20	(3)	—	(3)

Adjusted net deferred tax assets	20	6	26	15	8	23	5	(2)	3
Total of all adjusted deferred tax assets non-admitted in accordance with SSAP 10 No. 10R, Income Taxes	7	6	13	10	8	18	(3)	(2)	(5)

Admitted deferred tax assets	$13	$—	$13	$5	$—	$5	$8	$—	$8

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admission calculation components:

The amount of each result or component of the calculation by tax character of paragraphs 10.a.-10.e:

	December 31, 2011			December 31, 2010			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Paragraph 10a of SSAP No. 10R:
Deferred tax assets reversing in one year, to the extent available for carryback	$1	$—	$1	$—	$—	$—	$1	$—	$1
Paragraph 10b of SSAP No. 10R:
Remaining one year reversal of deferred tax assets, to the extent of 10% surplus	5	—	5	5	—	5	—	—	—
Paragraph 10c of SSAP No. 10R:
Remaining gross deferred tax assets, limited to deferred tax liabilities	17	—	17	20	—	20	(3)	—	(3)

Total admitted under ¶10.a.-10.c.	$23	$—	$23	$25	$—	$25	$(2)	$—	$(2)

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admission calculation under ¶10.e.i.-10.e.iii.	December 31, 2011			December 31, 2010			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Paragraph 10.e.i. of SSAP No. 10R:
Deferred tax assets reversing in three years, to the extent available for carryback	$1	$—	$1	$—	$—	$—	$1	$—	$1
Paragraph 10.e.ii. of SSAP No. 10R:
Remaining three year reversal of deferred tax assets, to the extent of 15% surplus	13	—	13	—	—	—	13	—	13
Paragraph 10.e.iii. of SSAP No. 10R:
Remaining gross deferred tax assets, limited to deferred tax liabilities	17	—	17	—	—	—	17	—	17

Total admitted under ¶10.e.i.-10.e.iii.	$31	$—	$31	$—	$—	$—	$31	$—	$31

Used in SSAP No. 10R ¶10.d.	December 31, 2011			December 31, 2010			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Total adjusted capital	$—	$—	$268	$—	$—	$256	$—	$—	$12
Authorized control level	—	—	21	—	—	19	—	—	2

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs:

	December 31, 2011			December 31, 2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Adjusted gross DTAs— Amount	$13	$—	$13	$5	$—	$5	$8	$—	$8
Adjusted gross DTAs—Percentage*	31%	0%	31%	12%	0%	12%	19%	0%	19%
Net admitted DTAs—Amount	13	—	13	5	—	5	8	—	8
Net admitted DTAs— Percentage*	96%	0%	96%	100%	0%	100%	(4)%	0%	(4)%

*	Percentages are based on whole dollars not on rounded millions as shown

Impact of ¶10.e. on the following:	December 31, 2011			December 31, 2010			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In millions)
Admission calculation under ¶10.a.-10.c.
Admitted DTAs	$6	$—	$6	$5	$—	$5	$1	$—	$1
Admitted assets from most recently filed statement	—	—	10,135	—	—	10,073	—	—	62
Adjusted statutory surplus from most recently filed statement	—	—	278	—	—	236	—	—	42
Total adjusted capital from DTAs	13	—	13	5	—	5	8	—	8

Increases due to admission under ¶10.e.i.-10.e.iii.
Admitted DTAs	$8	$—	$8	$—	$—	$—	$8	$—	$8
Admitted assets	8	—	8	—	—	—	8	—	8
Statutory surplus	8	—	8	—	—	—	8	—	8

Unrecognized deferred tax liabilities (“DTLs”)
Not applicable.

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax assets that is expected to be more likely than not to be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2011 and 2010.

Description	2011	2010
	(In millions)
Current operations income tax benefits	$(4)	$(18)
Prior year underaccrual/(overaccrual)	3	(11)
Contingent tax	1	(13)
Prior year refund	—	(3)

Current operations income tax benefit	—	(45)
Current capital losses income tax expense	1	—

Total current income tax expense (benefits)	$1	$(45)

The Company recorded a current income tax payable of $5 million and a current income tax receivable of $13 million at December 31, 2011 and 2010, respectively, which are included in “Income tax payable” and “Income tax receivable” in the Statutory Basis Balance Sheets.

The significant components of gross deferred tax assets and liabilities at December 31, 2011 and 2010, were as follows:

	2011	2010	Change	Character
	(In millions)
DTAs Resulting from Book/Tax Differences In:
Reserves	$20	$18	$2	Ordinary
Proxy tax deferred acquisition cost (DAC)	17	16	1	Ordinary
AG 38 Reserve	—	1	(1)	Ordinary
Capital loss related to RIC liquidation	—	1	(1)	Capital
Unrealized loss on investments	5	6	(1)	Capital
Impaired securities	1	1	—	Capital

Total adjusted gross DTA’s	$43	$43	$—

DTAs non-admitted	$13	$18	$(5)

DTLs Resulting from Book/Tax Differences In:
Market discount	$2	$2	$—	Ordinary
Reserves	15	18	(3)	Ordinary

Total DTL’s	$17	$20	$(3)

The change in net deferred income taxes is comprised of the following:

	2011	2010	Change
Total deferred tax assets	$43	$43	$—
Total deferred tax liabilities	17	20	(3)

Net deferred tax assets	$26	$23	3

Tax effect of unrealized gain			1

Change in net deferred income tax benefit			$4

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Contingent Tax Liabilities:

As of December 31, 2011, the Company had $6 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ending December 31, 2011 and 2010, the Company recognized approximately $1 million and ($1) million in interest and penalties. The Company has approximately $1 million and $1 million accrued for payment of interest and penalties at December 31, 2011 and 2010, respectively.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The IRS is currently reviewing the Company’s U.S. income tax returns for the tax years 2006 through 2008.

Changes in the amount of contingent tax liabilities for the years ended December 31, 2011 and 2010 were as follows:

	2011	2010
	(In millions)
Beginning Balance	$4	$15
Additions for tax positions of the current year	—	1
Reductions for tax positions of prior years for:
Settlements during the period	—	(12)

Ending Balance	$4	$4

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2011	Effective Tax Rate*
	(In millions)
Provision calculated at statutory rate	$1	35%
Interest maintenance reserve	1	114%
Dividends received deduction and other	(7)	(677%	)

Subtotal	(5)	(528%	)
Contingent taxes	1	136%
Return to provision and other	1	32%

Total	$(3)	(360%	)

Total current income tax expense	$1	80%
Change in net deferred income taxes benefit	(4)	(440%	)

Total statutory income tax benefit	$(3)	(360%	)

*	Percentages are based on whole dollars not on rounded millions as shown

Operating Loss and Tax Credit Carryforwards:

At December 31, 2011 and 2010, the Company did not have any unused operating loss carryforwards to offset against future taxable income.

At December 31, 2011, the Company did not have unused capital loss carryforwards.

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following are income taxes incurred in the current year that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2011	$—	$1	$1
2010	—	—	—
2009	—	—	—

Total	$—	$1	$1

There are no income taxes incurred in the prior years 2009 and 2010 that are available for recoupment.

NOTE G—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves related to the reinsured business and corresponding assets held by the Company amounted to $369 million and $383 million at December 31, 2011 and 2010, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into a new Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2011	2010
	(In millions)
Premiums and annuity considerations	$(71)	$(69)
Commissions and other expenses	14	15
Reserve adjustments on reinsurance ceded and other income	(5)	(11)

Total Revenues	(62)	(65)

Policyholder and contract benefits	(51)	(47)
Increase in aggregate reserves	(34)	1

Total expenses	(85)	(46)

Net gains (losses) on operations from reinsurance ceded	$23	$(19)

Net gains (losses) on operations from reinsurance ceded includes $14 million and ($19) million from outside parties in 2011 and 2010, respectively.

NOTE H—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $118 million and $115 million in 2011 and 2010, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $14 million and $13 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2011 and 2010, respectively.

B-87

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investments:

A significant portion of the Company’s separate account assets is invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS (see Note A). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,637 million and $2,860 million as of December 31, 2011 and 2010, respectively.

During 2010, the Company bought an additional $1 million of shares in RS mutual funds. By the end of 2010, the Company sold majority of the shares in the RS mutual funds for $25 million, resulting in a net realized loss of $0.4 million.

In January 2010, the Company received $20 million from PAS, which was recorded as a return of capital. Subsequent to the receipt, these funds were transferred to The Guardian as a return of capital.

Administrative Services Agreement:

The Company has an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. For the years ended December 31, 2011 and 2010, such fee income amounted to $4 million and $3 million, respectively, which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2011 and 2010, respectively.

Reimbursement Agreement:

Effective March 1, 2010, the Company entered into a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”), whose sole investment sub-adviser is GBG (See Note A). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such a dividend or dividends. For the years ended December 31, 2011 and 2010, the dividends received by the Company from GBG amounted to $5 million and $3 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $4 million and $2 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2011, no intercompany receivable due to the Company is over 90 days past due.

NOTE I—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2011 and 2010, the Company’s separate accounts statement includes legally insulated assets of $8,160 million and $8,084 million, respectively.

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate accounts liabilities of $538 million and $250 million, respectively (See “NAR” in Note B). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $141 million and $119 million in 2011 and 2010, respectively.

The general account of the Company had paid $0.02 million and $0.03 million towards separate accounts guarantees for the years ended December 31, 2011 and 2010, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2011 and 2010 were as follows:

December 31, 2011	Non-indexed Guarantee less than/equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,539	$1,539

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$7,944	$7,944
Market value/not subject to discretionary withdrawals	—	16	16

Total reserves for separate accounts	—	7,960	7,960

Charges for investment management administration and contract guarantees	—	25	25
Accrued expense allowances	—	173	173

Separate accounts liabilities	$—	$8,158	$8,158

December 31, 2010	Non-indexed Guarantee less than/equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,173	$1,173

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$7,917	$7,917
Market value/not subject to discretionary withdrawals	—	18	18

Total reserves for separate accounts	—	7,935	7,935

Charges for investment management administration and contract guarantees	—	19	19
Accrued expense allowances	—	128	128

Separate accounts liabilities	$—	$8,082	$8,082

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2011	2010
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,539	1,173
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,392)	(1,192)

Net transfers (from) to separate accounts	147	(19)

Reconciling Adjustments:
Mortality and expense guarantees—variable	98	88
Administrative fees—variable annuity	37	25
Cost of insurance	21	21

Total adjustments	156	134

Net transfers to separate accounts as reported in the statutory basis statements of operations of the company	$303	$115

NOTE J—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2011 and 2010 were as follows:

December 31, 2011	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$75	$—	$—	$75	1%
At book value less current surrender charge of 5% or more	192	—	—	192	2%
At fair value	—	5,679	1,819	7,498	82%

Total with adjustment or at market value	267	5,679	1,819	7,765	85%
At book value without adjustment (minimal or no charge or adjustment)	1,077	—	—	1,077	12%
Not subjected to discretionary withdrawal	291	16	—	307	3%

Total (gross)	1,635	5,695	1,819	9,149	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,635	$5,695	$1,819	$9,149	100%

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2010	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$73	$—	$—	$73	1%
At book value less current surrender charge of 5% or more	217	—	—	217	2%
At fair value	—	5,381	2,053	7,434	82%

Total with adjustment or at market value	290	5,381	2,053	7,724	85%
At book value without adjustment (minimal or no charge or adjustment)	1,068	—	—	1,068	12%
Not subjected to discretionary withdrawal	285	18	—	303	3%

Total (gross)	1,643	5,399	2,053	9,095	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$1,643	$5,399	$2,053	$9,095	100%

NOTE K—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE L—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2011, the maximum amount of dividends the Company could pay in 2012 without prior approval from the state insurance regulatory authorities was $25 million.

B-91

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net (loss) income:

	2011	2010
	(In millions)
Statutory net income	$—	$16
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	(1)	(3)
Change in deferred policy acquisition costs	137	47
Future policy benefits	(189)	(7)
Reinsurance	(6)	(8)
Deferred federal income tax benefit (expense)	24	(20)
Transfer to interest maintenance reserve	4	2
Amortization of interest maintenance reserve	—	1

Consolidated GAAP net (loss) income	$(31)	$28

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2011	2010
	(In millions)
Statutory capital and surplus	$254	$241
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	476	333
Elimination of asset valuation reserve	14	15
Future policy benefits	(108)	64
Establishment of additional deferred federal income taxes	(75)	(98)
Unrealized gains on investments	88	88
Separate account allowances	(173)	(128)
Other liabilities	(54)	(48)

Consolidated GAAP stockholder’s equity	$422	$467

NOTE M—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to March 8, 2012, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2011.

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2011

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2011	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$438,314
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	81,740,933
Bonds of affiliates	—
Preferred stocks (unaffiliated)	240,880
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	4,864,699
Mortgage loans	—
Real estate	—
Contract loans	6,675,719
Cash, cash equivalents and short-term investments	63,706
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	66,011

Total gross investment income	$94,090,262

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	—

Total mortgage loans	$—

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	14,664,906	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value	—	Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	2,810,845

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2011

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2011	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$388,359,922
Over 1 year through 5 years	1,083,610,133
Over 5 years through 10 years	197,390,547
Over 10 years through 20 years	44,950,246
Over 20 years	66,720,077

Total by Maturity	$1,781,030,925

Bonds by Class—Statement Value
Class 1	$974,240,067
Class 2	757,045,527
Class 3	40,982,811
Class 4	8,762,370
Class 5	—
Class 6	150

Total by Class	$1,781,030,925

Total Bonds Publicly Traded	1,636,185,250
Total Bonds Privately Placed	144,845,675
Preferred Stocks—Fair Value	2,500,000	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	2,942,753	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	59,786,814	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	(60,802,917)	Schedule DB, Part B, Sec. 1
Cash on Deposit	(4,099,376)	Schedule E—Part 1

Life Insurance In Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	853,536,000
Credit Life	—
Group Life	34,197,000

Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	27,126,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,428,012,000
Credit Life	—
Group Life	323,929,000

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2011

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2011	Annual Statement References
Supplementary Contracts in Force Ordinary—Not Involving Life Contingencies		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	51,501,725
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	6,739,563,540

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	1,696,534,378

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	245,348,572
Dividend Accumulations—Account Balance	—

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement $1,975,083,302.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	JP Morgan Chase & Co.	Bonds	$16,562,167	0.8%
b.	Boeing Corp.	Bonds	$16,118,225	0.8%
c.	Kinder Morgan	Bonds	$16,002,436	0.8%
d.	Park Avenue Securities	Other Invested Asset	$14,994,904	0.8%
e.	Coca-Cola Co.	Bonds	$14,385,406	0.7%
f.	Bank of New York	Bonds	$14,093,179	0.7%
g.	XTO Energy Inc.	Bonds	$14,036,356	0.7%
h.	Anheuser-Busch Cos. Inc.	Bonds	$13,716,468	0.7%
i.	Time Warner Cable inc.	Bonds	$13,505,150	0.7%
j.	PNC Funding Corp.	Bonds	$13,248,930	0.7%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$974,240,067	49.3%	P/RP-1	$—	0.0%
NAIC-2	$757,045,527	38.3%	P/RP-2	$—	0.0%
NAIC-3	$40,982,811	2.1%	P/RP-3	$4,000,000	0.2%
NAIC-4	$8,762,370	0.4%	P/RP-4	$—	0.0%
NAIC-5	$—	0.0%	P/RP-5	$—	0.0%
NAIC-6	$150	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$154,726,769	7.8%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$151,185,902	7.7%
Countries rated NAIC-2	$3,540,867	0.2%
Countries rated NAIC-3 or below	$—	0.0%

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$62,188,532	3.1%
Country: Luxembourg	$24,725,046	1.3%
Countries rated NAIC-2:
Country: Panama	$2,246,749	0.1%
Country: Trinidad & Tobago	$1,294,118	0.1%
Countries rated NAIC-3 or below

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country:	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Diageo PLC	1FE	$12,242,577	0.6%
2.	Vodafone Group	1FE	$11,981,184	0.6%
3.	Astrazeneca	1FE	$10,084,766	0.5%
4.	Electricite De France	1FE	$9,976,148	0.5%
5.	Arcelormittal	2FE	$9,570,733	0.5%
6.	BP Capital Markets PCL	1FE	$8,495,076	0.4%
7.	Covidien Ltd.	1FE	$7,561,533	0.4%
8.	Woodside Finance Ltd.	2FE	$6,997,661	0.4%
9.	XL Capital Ltd.	2FE	$6,007,299	0.3%
10.	Shell International	1FE	$4,999,116	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?    Yes  {  }     No  { X }

Total admitted assets held in Canada investments.	$56,711,784	2.9%

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  { X }    No  {  }

17.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$5,000,000	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

20.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

21.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$44,370,900	2.2%	$9,175,850	$11,554,400	$41,229,350
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001 AS OF DECEMBER 31, 2011

Section 3. Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$11,866,581	0.62%	$11,866,581	0.62%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	11,731,581	0.61%	11,731,581	0.61%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	11,459,310	0.60%	11,459,310	0.60%
Revenue and assessment obligations	17,732,974	0.93%	17,732,974	0.93%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	16,529	0.00%	16,529	0.00%
Issued or guaranteed by FNMA and FHLMC	313,626	0.02%	313,626	0.02%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	679,718	0.03%	679,718	0.03%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	27,082,510	1.42%	27,082,510	1.42%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	1,422,054,666	74.50%	1,422,054,666	74.50%
Unaffiliated non-U.S. securities (including Canada)	211,306,645	11.07%	211,306,645	11.07%
Affiliated securities	—	0.00%	—	0.00%

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001 AS OF DECEMBER 31, 2011

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	$—	0.00%	$—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	4,000,000	0.21%	4,000,000	0.21%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	131,908	0.01%	131,908	0.01%
Other equity securities:
Affiliated	2,810,845	0.15%	2,810,845	0.15%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	—	0.00%	—	0.00%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real Estate Investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract Loans	108,931,139	5.71%	108,931,139	5.71%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	1,354,118	0.07%	1,354,118	0.07%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term Investments	62,687,409	3.28%	62,687,409	3.28%
Other Invested Assets	14,664,906	0.77%	14,664,906	0.77%

Total Invested Assets	$1,908,824,465	100.00%	$1,908,824,465	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-101

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

We have audited the accompanying statutory basis balance sheets of The Guardian Insurance & Annuity Company, Inc as of December 31, 2011 and 2010, and the related statutory basis statements of operations, of changes in surplus, and of cash flows for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note B.

As described in Note F to the financial statements, the Company changed its method of accounting for income taxes in 2011.

Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company as of December 31, 2011 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory basis financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2011 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

March 8, 2012

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017

T: (646) 471 3000, F: (646) 471 8320, www.pwc.com/us

B-102

Part C

ITEM 27:	Exhibits

The following exhibits:

(a)	Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N		(1)

(b)	Custodian Agreements. Not Applicable.		N/A

(c)	Distribution Agreements.

	(c)(i)	Distribution and Service Agreement between GIAC and GIS (August 23, 1985)	(1)

	(c)(ii)	Field Representative Agreement (FRVUL)	(3)

	(c)(iii)	Agreement of Agency (FTAVUL)	(3)

	(c)(iv)	Agreement of General Agency (GAVULUL)	(3)

	(c)(v)	Memorandum of Agreement (CDM)	(3)

	(c)(vi)	Special Agreement of Agency (SPAG)	(3)

	(c)(vii)	Brokerage Agreement	(3)

	(c)(viii)	Form of GIAC Selling Agreement (08/08)	(3)

(d)	Specimen of the Flexible Premium Adjustable Variable Whole Life Insurance Policy		(1)

(e)	Applications

	(e)(i)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy.	(1)

	(e)(ii)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy (Guaranteed and Simplified Issue cases)	(1)

(f)	Certification of Incorporation and By-Laws.

	(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(ii)	Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(iii)	By-laws of The Guardian Insurance & Annuity Company, Inc.	(1)

(g)	Reinsurance Agreements.

	(g)(i)	Reinsurance Agreement #3001 (including Revisions 1-11 through Aug 1, 2008)	(2)

	(g)(ii)	Reinsurance Agreement #3002 (including Revisions 1-5 through Aug 1, 2008)	(2)

	(g)(iii)	Automatic with Facultative Option yearly Renewable Term Reinsurance Agreement (2011)	(6)

(h)	Participation Agreements.

	(h)(i)	Aim Variable Insurance Funds	(2)

		(a) Amendments to Agreement (No. 1-5)	(2)

		(b) Amendment to Agreement (No. 6)	(3)

		(c) Amendment to Agreement (No. 7) (2008)	(2)

	(h)(ii)	Davis Variable Account Fund, Inc. (including Addenda 1-2)**	(2)

		(a) Addenda #3 to Agreement (July 2004)	(2)

		(b) Addenda #4 to Agreement	(2)

		(c) Addenda #5 to Agreement (2008)	(2)

	(h)(iii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)	(2)

		(a) Amendment #4 to Agreement (2002)	(2)

		(b) Amendment #5 to Agreement (2005)	(2)

		(c) Amendment #6 to Agreement (2008)	(2)

	(h)(iv)	Gabelli Capital Series Funds, LLP (including first addendum-2001)	(2)

	(h)(v)	Janus Aspen Series (service shares) (2000)	(3)

		(a) Amendment to Agreement (2000)	(3)

		(b) Amendment to Agreement (2008)	(3)

	(h)(vi)	MFS Variable Insurance Trust**	(2)

		(a) Amendment to Agreement (Aug 2000)	(2)

		(b) Amendment to Agreement (Nov 2000)	(2)

		(c) Amendment to Agreement (2006)	(2)

		(d) Amendment to Agreement (2008)	(2)

	(h)(vii)	Alliance Variable Products Series Fund, Inc.	(2)

		(a) Amendment to Agreement (2008)	(2)

	(h)(viii)	Value Line, Inc.	(2)

		(a) Amendment to Agreement (2008)	(2)

	(h)(ix)	RS Variable Product Trust	(2)

		(a) Amendment to Agreement (2008)	(3)

		(b) Amendment to Agreement (2009)

	(h)(x)	Delaware	(3)

		(a) Amendment to Participation Agreement (2008)	(3)

	(h)(xi)	Franklin Templeton	(2)

		(a) Amendment No. 1 (2004)	(2)

		(b) Amendment No. 2 (2007)	(2)

		(c) Amendment No. 3 (2008)	(2)

	(h)(xii)	Van Kampen	(2)

		(a) Amendment No. 1 (2005)	(2)

		(b) Amendment No. 2 (2008)	(2)

	(h)(xiii)	American Century**	(2)

		(a) First Amendment	(2)

		(b) Second Amendment (2008)	(2)

		(c) Amendment No. 3 (2009)	(5)

	(h)(xiv)	Fred Alger	(3)

		(a) First Amendment	(3)

		(b) Second Amendment (2008)	(2)

	(h)(xv)	Black Rock	(4)

	(h)(xvi)	PIMCO / ALLIANZ	(4)

	(h)(xvii)	ALPS Advisors (Ibbotson)	(4)

	(h)(xviii)	Evergreen	(4)

	(h)(xix)	Waddell & Reed, Inc. (IVY)**	(5)

	(h)(xx)	OppenheimerFunds	(5)

		(a) Amendment No. 1 (2010)	(5)

	(h)(xxi)	Legg Mason	(5)

	(h)(xxii)	Wells Fargo Variable Trust Participation Agreement	(6)

(i)	Administrative Contracts

	(i)(i)	Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2007)	(1)

	(i)(ii)	Agreement for services between The Guardian Insurance & Annuity Company, Inc and American Financial Systems**	(2)

	(i)(iii)	Amended and Restated agreement for services between Guardian and American Financial Services**	(6)

(j)	Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.:

	(j)(i)	D. Scott Dolfi	(1)

	(j)(iii)	Robert E. Broatch	(1)

	(j)(iv)	Joseph A. Caruso	(1)

	(j)(vi)	Margaret W. Skinner	(1)

	(j)(vii)	K. Rone Baldwin

	(j)(viii)	Michael Slipowitz	(6)

	(j)(ix)	Donald P. Sullivan, Jr.	(6)

(k)	Legal Opinion.

	(k)(i)	Opinion of Richard T. Potter, Jr., Esq.	(2)

	(k)(ii)	Consent of Richard T. Potter, Jr., Esq.	(6)

(l)	Opinion and Consent of actuarial officers.		(6)

(m)	Calculation.		(6)

(n)	Consent of PricewaterhouseCoopers LLP		(6)

(o)	No financial statements are omitted.		N/A

(p)	Not applicable.		N/A

(q)	Memorandum on the Policy’s Issuance. Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.		(6)

(1)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 21, 2008 (File No. 333-151073; Accession No. 0001193125-08-120023)
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(3)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)
(4)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)
(5)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)
(6)	Filed herewith
**	Certain financial information redacted as confidential

Item 28.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

Name	Positions with GIAC
D. Scott Dolfi	Director & President
Robert E. Broatch	Director
Donald P. Sullivan, Jr.	Director
Michael Slipowitz	Director & Senior Vice President & Corporate Chief Actuary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Tracy L. Rich	Executive Vice President, General Counsel and Corporate Secretary
Richard T. Potter, Jr.	Senior Vice President & Counsel
Michael B. Cefole	Senior Vice President, Profit Center Officer, Retirement Solutions
Barry I. Belfer	Senior Vice President & Treasurer
Kimberly A. Flemm	Vice President, Retirement Services & Operations
Jason S. Frain	Vice President, 401(k) Product Management
John H. Walter	Vice President & Director of Finance
Bruce P. Chapin	Vice President, Corporate Tax
Gordon Bailey	Vice President & Chief Financial Officer
Douglas Dubitsky	Vice President, Product Management
James J. Consolati	Vice President, Retirement Services
Elizabeth Rogalin	Vice President & Chief Actuary, Retirement Solutions
Robert J. Varga	Vice President, National Accounts
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Howard G. Most	Managing Director
Robert A. Reale	Managing Director
Kevin Booth	Managing Director
Atanas H. Goranov	Managing Director & Derivatives Risk Officer
Leslie A. Barbi	Managing Director, Fixed Income Investments
Brian E. Keating	Managing Director, Private Placements
Linda Senker	Chief Compliance Officer

Item 29.	Persons Controlled by or under Common Control with Depositor or Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of March 31, 2012. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Guardian Baillie Gifford Limited	Scotland	51%
Park Avenue Securities LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	71.63%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Managed Dental Care	California	100%
American Financial Systems, Inc.	Massachusetts	100%
Segurosevida.com, Inc.	Delaware	100%
SdeV.com	Delaware	100%
S de V com, S de RL de CV	Mexico	99% (being dissolved)
AFS de Mexico Agente de Seguros, SA de CV	Mexico	99.99% (being dissolved)
eMoney Advisor Holdings, LLC	Delaware	65%
eMoney Advisor, LLC	Delaware	65% (indirectly owned)
First Commonwealth, Inc.	Delaware	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth Limited Health Services Corporation	Wisconsin	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Managed DentalGuard, Inc.	Ohio	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian CapCo, LLC	Delaware	100%
Lowe Capital Partners, LLC	Delaware	80%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Hanover Goodyear LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
Guardian LCP Hospitality LLC	Delaware	100%
Guardian LCP Hospitality Finance LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition LLC	Delaware	100%
Hanover Acquisition II LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Guardian Ledges LLC	Delaware	100%
Guardian Shores, LLC	Delaware	100%
Guardian Wakefield LLC	Delaware	100%
Guardian Distributors, LLC	Delaware	100%
Guardian Bently LLC	Delaware	100%
RS High Yield Fund	Massachusetts	45.70%
RS High Yield Bond VIP Series	Massachusetts	25.57%
RS Capital Appreciation Fund	Massachusetts	16.09%
RS Global Growth Fund	Massachusetts	84.58%
RS Greater China Fund	Massachusetts	94.52%
RS Strategic Income Fund	Massachusetts	54.98%

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of March 31, 2012:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 30.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) Guardian Investor Services LLC (“GIS”) is the principal underwriter of the Registrant’s variable life insurance polices and variable annuity contracts and it is also the principal underwriter of shares of:

The RS Variable Products Trust, a series trust consisting of the following series:

RS Emerging Markets VIP Series, RS High Yield VIP Series, RS International Growth VIP Series, RS Investment Quality Bond VIP Series, RS Large Cap Alpha VIP Series, RS Low Duration Bond VIP Series, RS Money Market VIP Series, RS S&P 500 Index VIP Series, and RS Small Cap Growth Equity VIP Series.

The RS Investment Trust, a series trust consisting of the following series:

(i) Value Funds: RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, and RS Capital Appreciation Fund.

(ii) Growth Funds: RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, and RS Small Cap Equity Fund;

(iii) International Funds: RS International Growth Fund, and RS Emerging Markets Fund;

(iv) Fixed Income Funds: RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Yield Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, and RS Money Market Fund; and

(v) RS S&P 500 Index Fund.

All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended (“1940 Act”). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of the managers and principal officers of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

Name	Position(s) with GIS
Michael Cefole	Manager & Chairman
Robert E. Broatch	Manager
D. Scott Dolfi	Manager
Tracy L. Rich	Executive Vice President, General Counsel & Corporate Secretary
Thomas G. Sorell	Executive Vice President & Chief Investment Officer
Donald P. Sullivan, Jr.	President
Barry I. Belfer	Senior Vice President & Treasurer
Philip Eichinger	Senior Vice President & National Sales Manager of Mutual Funds
Richard T. Potter, Jr.	Senior Vice President & Counsel
John H. Walter	Senior Vice President, Controller
Bruce P. Chapin	Vice President, Corporate Tax
James J. Consolati	Vice President, Retirement Services
Philip Edelstein	Vice President, National Sales Manager
Gregg Forger	Vice President, Internal Sales
Colin Lake	Vice President, National Sales Manager
James Lake	Vice President, National Sales Manager
Dale W. Magner	Vice President, Retirement Product Sales
Kurt J. Shallow	Vice President, Risk Products Distribution
Andrew M. Shainberg	Vice President & Chief Compliance Officer, Broker Dealer
James Tracy	Vice President, Investment Research Group
Bryan S. Tutor	Senior Vice President, Finance
Robert J. Varga	Vice President, National Accounts
Michael J. Bessel	Managing Director & Chief Compliance Officer, Investments
Leslie A. Barbi	Managing Director
Kevin Booth	Managing Director
Howard W. Chin	Managing Director
Robert J. Crimmins, Jr.	Managing Director
Thomas M. Donohue	Managing Director
Atanas H. Goranov	Managing Director
Alexander M. Grant, Jr.	Managing Director
Jonathan C. Jankus	Managing Director
Brian E. Keating	Managing Director
Howard G. Most	Managing Director
John B. Murphy	Managing Director
Robert A. Reale	Managing Director

(c) GIS, as the principal underwriter of the Registrant’s variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 32.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33.	Management Services

None.

Item 34.	Fee Representation

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant, The Guardian Separate Account N, certifies that it meets all the requirements for effectiveness of the Post-Effective Amendment No. 4 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on April 25, 2012.

THE GUARDIAN SEPARATE ACCOUNT N
(Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

By:	/s/ Richard T. Potter, Jr.
Senior Vice President and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 4 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

	/s/ Michael Slipowitz* Michael Slipowitz	Director and Senior Vice President and Corporate Chief Actuary

	/s/ Gordon Bailey Gordon Bailey (Principal Financial Officer)	Vice President, Chief Financial Officer

	/s/ D. Scott Dolfi*	Director and President
D. Scott Dolfi (Principal Executive Officer)

	/s/ Donald P. Sullivan, Jr.* Donald P. Sullivan, Jr.	Director

	/s/ Robert E. Broatch*	Director
Robert E. Broatch

*By:	/s/ Richard T. Potter, Jr.	Date: April 25, 2012
Richard T. Potter, Jr.
Senior Vice President and Counsel

*	Pursuant to Power of Attorney

The Guardian Separate Account N

Exhibit Index

The following exhibits:		Filed in:

(g)(iii)	Automatic with Facultative Option Yearly Renewable Term Reinsurance Agreement

(h)(xxii)	Wells Fargo Variable Trust Participation Agreement

(i)(iii)	Amended and Restated Agreement for Services between Guardian and American Financial Systems**

(j)(viii)	Power of Attorney for Michael Slipowitz

(j)(ix)	Power of Attorney for Donald P. Sullivan, Jr.

(k)(ii)	Consent of Richard T. Potter, Jr., Esq.

(l)	Opinion and Consent of actuarial officers.

(m)	Calculation

(n)	Consent of PricewaterhouseCoopers LLP

(q)	Memorandum on the Policy’s Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy

**	Certain information redacted as confidential.